UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01436
                                  ----------------------------------------------
         Capstone Series Fund, Inc.
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5847 San Felipe, Suite 4100, Houston, TX  77057
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         (Address of principal executive offices)            (Zip code)

  Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 262-6631
                                                   --------------------

Date of fiscal year end: April 30, 2009
                        ------------------

Date of reporting period: April 30, 2009
                         ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

April 30, 2009

                                [LOGO OF STEWARD]
                                   STEWARD(SM)
                             ----------------------
                             M U T U A L  F U N D S

                       STEWARD FUNDS
                       MANAGING WEALTH, PROTECTING VALUES

--------------------------------------------------------------------------------
     ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders and Manager Commentaries ............................   2

Industry Diversification Schedules .........................................  12

Schedules of Portfolio Investments .........................................  17

Financial Statements .......................................................  48

Notes to Financials ........................................................  58

General Information ........................................................  67

                                                                   ANNUAL REPORT

                                           Steward Large Cap Enhanced Index Fund

                                       Steward Small-Mid Cap Enhanced Index Fund
  [LOGO OF STEWARD]
     STEWARD(SM)                               Steward Global Equity Income Fund
----------------------
M U T U A L  F U N D S                 Steward International Enhanced Index Fund

Managing Wealth, Protecting Values                      Steward Select Bond Fund
    Faith-Based Screened Funds
                                                                  April 30, 2009

Dear Shareholder:

We are pleased to present the Annual Report for the Steward Funds for the year ending April 30, 2009. The Annual Report includes commentary on the Funds' screening process, as well as performance reviews and current strategy from the portfolio managers.

STEWARD FUNDS OFFER DIVERSIFICATION TO YOUR PORTFOLIO
The asset allocation decision is one of the most important decisions an investor will make, and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

WHAT ARE THE STEWARD FUNDS' FAITH BASED SCREENS?
Did you know faith based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds' screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Fund's annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

FUND PERFORMANCE

For the year ended April 30, 2009, the Steward Large Cap Enhanced Index Fund returned -35.20% for the Individual class shares and -34.99% for the Institutional class shares. The return for the S&P 500 for the same period was -35.31%. The S&P 500 Citigroup Pure index component returns were: -31.08% for the S&P 500 Citigroup Pure Growth and -43.67% for the S&P 500 Citigroup Pure Value index.

FACTORS AFFECTING PERFORMANCE

For the year ended April 30, 2009, the Fund's multi-index structure was allocated to the S&P 500, S&P 500 Citigroup Pure Growth and S&P 500 Citigroup Pure Value at 60%, 25% and 15% respectively. The Fund's higher allocation towards growth contributed positively towards performance. The more style focused S&P 500 Citigroup Pure Growth and S&P 500 Citigroup Pure Value indices when combined underperformed their non-pure counterparts over the same period negatively impacting the Fund's return. These two offsetting factors neutralized the performance impact versus the benchmark.

Performance of the Fund can also be affected by its faith based investment policies, under which it avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2009, Anheuser-Busch Companies, Inc. (alcohol) which was acquired by InBev NV on November 18, 2008, substantially outperformed the benchmark with a return of +41.87% through the date of its acquisition, negatively affecting the Fund. Other restricted companies such as Comcast Corp. (pornography) also significantly outperformed the benchmark with a return of -23.62% for the year. Overall however, the cultural values investment policies had only a slightly negative relative performance impact on the Fund for the period.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's style tilt towards growth proved beneficial during the period. However recent gains in the financial sector have shifted the momentum towards value. The Fund will initially transition to a neutral tilt position until more indicators confirm the style shift.

The Fund's investment objective is long-term capital appreciation. Its investment strategy is to provide effective diversified large cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate large cap pure growth, large cap pure value and large cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

FUND PERFORMANCE

For the year ended April 30, 2009, the Steward Small Mid-Cap Enhanced Index Fund returned -29.41% for the Individual class shares and -29.26% for the Institutional class shares. The return for the S&P 1000 for the same period was -31.34%. The S&P Pure index component returns were: -24.23% for the S&P 1000 Citigroup Pure Growth and -32.72% for the S&P 1000 Citigroup Pure Value index.

FACTORS AFFECTING PERFORMANCE

For the year ended April 30, 2009, the Fund's multi-index structure was allocated to the S&P 1000, S&P 1000 Citigroup Pure Growth and S&P 1000 Citigroup Pure Value at 60%, 20% and 20% respectively. The Fund maintained a neutral balance between growth and value for the period. The more style focused S&P 1000 Citigroup Pure Growth and the S&P 1000 Citigroup Pure Value indices when combined outperformed their non-pure counterparts during the period positively impacting the Fund's performance.

Performance of the Fund can also be affected by its faith based investment policies, under which it avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ending April 30, 2009, various restricted securities such as WMS Industries Inc. (gambling) outperformed the benchmark with a return of -11.27%. Other restricted securities such as Take-Two Interactive Software, Inc. (pornography) underperformed the benchmark with a return of -65.40%. Overall, the cultural values investment policies had no material affect on performance for the period.

Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's current neutral style position reflects the volatility in the momentum changes that occurred during the period. The Fund is expected to maintain its neutral style position until a basis for a clear trend is determined.

The Fund's investment objective is long-term capital appreciation. Its investment strategy is to provide effective diversified small-mid cap equity exposure while adhering to faith based investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate small-mid cap pure growth, small-mid cap pure value and small-mid cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

FUND PERFORMANCE

For the year ended April 30, 2009, the Steward International Enhanced Index Fund returned -42.65% for the Individual class shares and -42.48% for the Institutional class shares. The return for the S&P ADR Index was -42.32%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned -41.22% for the same time period.

FACTORS AFFECTING PERFORMANCE

For the year ended April 30, 2009, the Fund's dual-index structure was allocated to the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 85% and 15% respectively. The Fund's current allocation structure represents a neutral balance between developed and emerging markets. The emerging markets component slightly outperformed the developed markets component over the period positively impacting the overall performance of the Fund.

Performance of the Fund can also be affected by its faith based investment policies, under which it avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2009, various restricted securities such as Sanofi-Aventis (abortion) and Companhia de Bebidas das Americas (alcohol), substantially outperformed the benchmark with returns of -18.07% and -20.04% respectively, which negatively impacted the Fund during the period. Overall however, the cultural values investment policies had only a slightly negative relative performance impact on the Fund for the period.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's neutral bias towards the emerging markets during the period proved to be a fairly accurate assessment. The Fund is expected to maintain this position until more global economic data is reported from the various countries represented in the developed and emerging market indices.

The Fund's investment objective is long-term capital appreciation. Its investment strategy is to provide effective diversified international equity exposure while adhering to faith based investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between the developed and emerging market equity classes. This is accomplished by utilizing two subcomponents that represent an appropriate developed market and emerging market benchmark. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD GLOBAL EQUITY INCOME FUND

FUND PERFORMANCE

For the year ended April 30, 2009, the Steward Global Equity Income Fund returned -33.86% for the Individual class shares and -33.63% for the Institutional class shares. The return for the benchmark S&P 500 for the same period was -35.31%. The return for the international market as represented by the S&P ADR index fell -42.32%. The dividend yield on the portfolio as of April 30, 2009 was 5.4%.

FACTORS AFFECTING PERFORMANCE

For the year ended April 30, 2009, the Fund's most significant positive contributor to performance versus the S&P 500 was within the portfolio's consumer discretionary and energy sectors. Mattel Inc. (-15.68%) rebounded sharply after winning a copyright infringement case despite a weak holiday sales season. Genuine Parts Co. (-16.48%) has reported solid earnings on demand for its replacement parts. McDonald's Corp. (-7.79%) announced strong sales as consumers switched to lower priced restaurant chains. Despite the severe drop in oil prices, companies such as Santos Ltd. (-17.86%) dramatically outperformed the overall market. Separately, Healthcare Services Group, Inc., a provider of housekeeping, facility maintenance and food services posted the only positive return for the period (+22.05%) as earnings growth continued.

Weakness in the Fund was primarily in the international component of the portfolio which underperformed its domestic counterpart during the period as the U.S. financial and economic woes spread to international markets. Major
European bank holdings such as Barclays PLC, HSBC Holding PLC and Deutsche Bank AG negatively impacted the portfolio and were subsequently sold.

Performance of the Fund can also be affected by its faith based investment policies, under which it avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's investment objective is to provide current income along with growth of capital. It pursues this objective through a strategy of investing in dividend paying stocks that have demonstrated above median yield and a positive trend in dividend and earnings growth. Its investments include a range of market capitalizations. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market's share of the world's total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend-paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change dividend policies, which could signal corporate distress. This encourages disciplined management. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market's total return. The strategy is designed to provide income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund's cultural values investment policies.

STEWARD SELECT BOND FUND

FUND PERFORMANCE

For the year ended April 30, 2009, the Steward Select Bond Fund returned 2.85% for the Individual class shares and 3.16% for the Institutional class shares. For comparison purposes the Barclays Capital Intermediate US Aggregate Index returned 4.30% for the same period. The Fund's net annual performance lagged the benchmark slightly due to an underweighting of U. S. Treasury issues relative to corporate and mortgage-related bonds which continue to provide high levels of current income but did not participate fully in the price rally posted by other sectors.

MARKET OVERVIEW

Seeking safety and liquidity as the depth and breadth of the current economic slowdown was revealed, investors paid handsome premiums for only the highest quality fixed income investments. As a result, there have been clear winners and losers in the U. S. fixed income markets during the last twelve months. The simpler days for bond holders when sector pricing floated relatively evenly along yield curves remain largely a pleasing daydream of more manageable times. Each major area of fixed income investing responded during the extraordinarily volatile times almost independently to global as well as specific factors, and presented new sets of structural challenges for fixed income managers to protect principal and produce predictable income.

There was a wide divergence in performance across investment grade sectors: from the market's seemingly total abandonment of the financial sector (posting a negative total rate of return of -10.24%); to the solid returns for government-backed mortgage-backed securities of a positive 8.46% total return; and a positive 6.80% total return for intermediate maturity Treasury issues. This nearly unprecedented difference of approximately eighteen percent in relative performance was driven, in part, by an insatiable need to protect principal, and was accelerated by recent Federal Reserve actions to directly purchase a host of government securities through the U. S. Treasury in a stated attempt to drive home mortgage rates to historically low levels.

FACTORS AFFECTING PERFORMANCE

We have been fortunate to have concentrated our most recent investments in the
U. S. agency market and the higher grade industrial sectors with relatively shorter final maturity dates. The U.S. Treasury market offers little investment advantage at current yield levels and the prices, especially at the longer end of the curve, do not appear sustainable even after the recent sell-off. The Fund remains fully invested in Government-backed mortgage-backed issues, which have continued to provide the most consistent bond market returns.

While new issuance in the corporate bond market has accelerated recently as companies race to take advantage of the attractive current financing opportunities, investors have been rewarded in many cases for their early participation. Only the highest quality, non-financial firms are being granted access to these funding sources. This general fragmentation makes individual decision analysis mandatory to differentiate relative value from herd mentality; more so since secondary market liquidity is still suffering from an absence of traditional dealer support and pricing models fluctuate.

CURRENT STRATEGY

We believe that the best remaining strategy to weather the prevailing storm is to hold those securities which we believe have solid financial footings, despite current liquidity difficulties, and, most importantly, to monitor and maintain strict diversification rules. Monetary and fiscal authorities are on the offensive to take the most promising steps to address the crisis of confidence breaking down the credit markets, and we expect that much, although not all, of the damage is behind, rather than in front of us. Once economic growth begins to reappear we believe that the credit markets will quickly anticipate a dramatic reversal of Federal Reserve policy, and interest rates across the yield curve will climb substantially. We will monitor specific changes in the employment and housing data for signals on when and how to restructure our fixed income strategy. We anticipate waiting to re-introduce the financial sector until solid evidence of the turning of the financial crisis is readily apparent.

The Fund is managed to adhere to faith based investment policies and attempts to enhance portfolio characteristics and performance relative to the Barclays Capital Intermediate US Aggregate Index. Performance of the Fund can be affected by the addition of faith based investment policies, under which it avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. There have been no difficulties to date in accomplishing the Fund's objective given these restrictions.

WE THANK YOU FOR YOUR CONTINUED INVESTMENT WITH THE STEWARD FUNDS
Your business is important to us. The current total net assets of the Funds are nearing $500 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800.262.6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

/s/ Edward Jaroski                                   /s/ Scott Wynant

Edward Jaroski                                       Scott Wynant
President                                            Senior Vice President
Steward Funds                                        Steward Funds

/s/ Howard Potter                                    /s/ John Wolf

Howard Potter                                        John Wolf
Portfolio Manager                                    Portfolio Manager
Steward Funds                                        Steward Funds

STEWARD FUNDS
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDIVIDUAL CLASS OF SHARES OF THE STEWARD LARGE CAP ENHANCED INDEX FUND* AND THE S&P 500.** (UNAUDITED)

      [CHART OF STEWARD LARGE CAP ENHANCED INDEX FUND]

                  STEWARD LARGE CAP ENHANCED
                      INDEX INDIVIDUAL            S&P 500
 10/1/2004               $10,000.00             $10,000.00
12/31/2004                10,780.96              10,153.00
 3/31/2005                10,574.80              10,657.00
 6/30/2005                10,826.40              10,486.00
 9/30/2005                11,282.65              11,238.00
12/31/2005                11,503.45              11,038.00
 3/31/2006                12,262.13              11,763.00
 6/30/2006                11,914.68              12,102.00
 9/30/2006                12,199.78              11,842.00
12/31/2006                13,021.51              12,842.00
 3/31/2007                13,320.20              13,470.00
 6/30/2007                14,104.43              13,946.00
 9/30/2007                14,218.46              13,753.00
12/31/2007                13,669.84              14,712.00
 3/31/2008                12,392.11              13,159.00
 6/30/2008                11,908.29              13,294.00
 9/30/2008                10,905.83              12,227.00
12/31/2008                 8,273.41               9,401.00
 3/31/2009                 7,357.70               8,076.00
 4/30/2009                 8,379.18               8,599.00

                        [END OF CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 800-262-6631.

                Average Annual Total Return as of April 30, 2009

                                                                    Since         Expense
                                                    One Year     Inception***     Ratio++
                                                    --------     ------------     -------
Large Cap Enhanced Index Fund - Individual Class    (35.20)%       (3.79)%         0.99%
S&P 500                                             (35.31)%        8.27%          N/A

* The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Large Cap Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.

**    The Standard and Poor's 500 Index is a capitalization-weighted index of
500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.

***   Effective date of registration and commencement of operations are the same: October 1, 2004.

++    See the August 28, 2008 prospectus for details.

STEWARD FUNDS
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDIVIDUAL CLASS OF SHARES OF THE STEWARD SMALL-MID CAP ENHANCED INDEX FUND* AND THE S&P 1000.** (UNAUDITED)

       [CHART OF STEWARD SMALL-MID CAP ENHANCED INDEX FUND]

              STEWARD SMALL-MID CAP ENHANCED
                   INDEX FUND INDIVIDUAL         S&P 1000
 4/30/1999               $10,000.00             $10,000.00
10/31/1999                10,447.09              10,211.00
10/31/2000                11,011.75              13,256.00
10/31/2001                 8,178.02              11,832.00
10/31/2002                 6,911.81              11,304.00
10/31/2003                 7,920.14              14,879.00
10/31/2004                 8,351.20              16,785.00
10/31/2005                 8,835.01              19,615.00
10/31/2006                10,175.00              22,423.00
10/31/2007                11,082.41              25,821.00
10/31/2008                 6,999.75              16,720.00
 4/30/2009                 6,929.23              16,228.00

                         [END CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 800-262-6631.

                Average Annual Total Return as of April 30, 2009

                                                                         Expense
                                 One Year     Five Year     Ten Year     Ratio++
                                 --------     ---------     --------     -------
Small-Mid Cap Enhanced Index
  Fund - Individual Class        (29.41)%      (3.36)%      (3.60)%      1.15%
S&P 1000                         (31.34)%       0.31%        4.96%       N/A

* The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Small-Mid Cap Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.

**    The Standard and Poor's 1000 is a capitalization-weighted index combining the Standard and Poor's Mid Cap 400 and the Standard and Poor's Small Cap 600. Both indices represent stocks chosen for market size, liquidity and industry group representation.

++    See the August 28, 2008 prospectus for details.

STEWARD FUNDS
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDIVIDUAL CLASS OF SHARES OF THE STEWARD INTERNATIONAL ENHANCED INDEX FUND* AND THE S&P ADR INDEX.** (UNAUDITED)

         [CHART OF STEWARD INTERNATIONAL ENHANCED INDEX FUND]

                                STEWARD INTERNATIONAL ENHANCED
                 S&P ADR INDEX      INDEX FUND INDIVIDUAL
 2/28/2006         $10,000.00             $10,000.00
 3/31/2006          10,977.00              10,000.00
 6/30/2006          10,677.00              10,036.48
 9/30/2006          11,375.00              10,381.40
12/31/2006          12,084.00              11,400.02
 3/31/2007          12,865.00              11,674.64
 6/30/2007          13,308.00              12,830.41
 9/30/2007          15,063.00              13,351.49
12/31/2007          12,921.00              13,105.34
 3/31/2008          13,721.00              11,828.11
 6/30/2008          12,442.00              12,074.47
 9/30/2008           8,151.00               9,622.31
12/31/2008           7,173.00               7,290.10
 3/31/2009           7,914.00               6,507.73
 4/30/2009                                  7,321.20

                         [END CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 800-262-6631.

                Average Annual Total Return as of April 30, 2009

                                                                                             Expense
                                                         One Year     Since Inception***     Ratio++
                                                         --------     ------------------     -------
International Enhanced Index Fund - Individual Class     (42.65)%          (9.38)%            1.23%
S&P ADR Index                                            (42.32)%          15.72%             N/A

* The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward International Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.

**    The S&P ADR, the Fund's designated broad-based index, is based on the
non-U.S. stocks comprising the S&P Global 1200 Index. The index is made up of those companies from the S&P Global 1200 that offer either Level II or Level III ADRs, global shares or ordinary shares in the case of Canadian equities. The index was developed with a base value of 1000 on December 31, 1997.

***   Initial share purchase was made on February 28, 2006.

++    See the August 28, 2008 prospectus for details.

STEWARD FUNDS
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDIVIDUAL CLASS OF SHARES OF THE STEWARD SELECT BOND FUND* AND THE BARCLAYS CAPITAL INTERMEDIATE US AGGREGATE INDEX.** (UNAUDITED)

[CHART OF STEWARD BARCLAYS CAPITAL INTERMEDIATE US AGGREGATE INDEX FUND]

                 BARCLAYS CAPITAL INTERMEDIATE      STEWARD SELECT BOND
                       US AGGREGATE INDEX             FUND INDIVIDUAL
 10/1/2004                 $10,000.00                   $10,000.00
12/31/2004                  10,073.00                     9,995.54
 3/31/2005                  10,112.00                     9,888.05
 6/30/2005                  10,135.00                    10,153.83
 9/30/2005                  10,191.00                    10,072.49
12/31/2005                  10,161.00                    10,095.02
 3/31/2006                  10,293.00                    10,041.61
 6/30/2006                  10,257.00                    10,010.41
 9/30/2006                  10,396.00                    10,324.96
12/31/2006                  10,681.00                    10,422.08
 3/31/2007                  10,754.00                    10,581.73
 6/30/2007                  10,972.00                    10,527.09
 9/30/2007                  10,968.00                    10,761.74
12/31/2007                  11,272.00                    10,996.85
 3/31/2008                  11,708.00                    11,203.41
 6/30/2008                  11,748.00                    11,023.53
 9/30/2008                  11,662.00                    11,013.74
12/31/2008                  11,439.00                    11,345.23
 3/31/2009                  12,038.00                    11,391.18
 4/30/2009                  12,253.00                    11,447.88

                                [END CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 800-262-6631.

                Average Annual Total Return as of April 30, 2009

                                                                    Since         Expense
                                                    One Year     Inception***     Ratio++
                                                    --------     ------------     -------
Select Bond Fund - Individual Class                  2.85%          3.00%          1.04%
Barclays Capital Intermediate US Aggregate Index     4.30%          4.60%          N/A

* The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Select Bond Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.

**    The Barclays Capital Intermediate US Aggregate Index represents the segment of the Barclays Aggregate Bond Index that has an average maturity and duration in the intermediate range.

***   Effective date of registration and commencement of operations are the same: October 1, 2004.

++    See the August 28, 2008 prospectus for details.

STEWARD FUNDS
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDIVIDUAL CLASS OF SHARES OF THE STEWARD GLOBAL EQUITY INCOME FUND*, THE S&P 500** AND THE S&P 1200.*** (UNAUDITED)

         [CHART OF STEWARD GLOBAL EQUITY INCOME INDIVIDUAL FUND]

              STEWARD GLOBAL EQUITY
                INCOME INDIVIDUAL       S&P 1200            S&P 500
  4/1/2008          $10,000.00         $10,000.00         $10,000.00
 6/30/2008            9,727.00           9,294.49           9,856.00
 9/30/2008            8,913.00           8,949.22           8,388.00
12/31/2008            6,957.00           7,099.29           6,574.00
 3/31/2009            6,191.00           6,065.89           5,786.00
 4/30/2009            6,784.00           6,643.40           6,445.00

                                   [END CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 800-262-6631.

                Average Annual Total Return as of April 30, 2009

                                                                 Since         Expense
                                                 One Year     Inception***     Ratio++
                                                 --------     ------------     -------
Global Equity Income Fund - Individual Class     (33.86)%       (31.54)%         1.17%
S&P 500                                          (35.31)%         8.27%          N/A
S&P 1200                                         (39.13)%       (33.34)%         N/A

* The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Global Equity Income Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.

**    The Standard and Poor's 500 Index is a capitalization-weighted index of
500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.

***   The Standard & Poor's 1200 index is a global index of 1200 stocks comprised of the following 7 S&P regional indices: S&P 500 (United States), S&P Europe 350 (Europe), S&P/TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australia 50 (Australia), S&P Asia 50C (Asia Ex-Japan) and the S&P Latin America 40 (Latin America). Beginning April 1, 2009, the S&P 1200 is the Fund's Secondary index.

**** Effective date of registration and commencement of operations are the same: April 1, 2008.

++    See the August 28, 2008 prospectus for details.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - APRIL 30, 2009 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

INDUSTRY DIVERSIFICATION                              PERCENT*
                                                      --------
Oil, Gas & Consumable Fuels                               9.5%
Computers & Peripherals                                   4.5
Pharmaceuticals                                           4.0
Insurance                                                 4.0
Software                                                  3.8
Diversified Financial Services                            3.4
Specialty Retail                                          3.2
Food & Staples Retailing                                  2.7
Diversified Telecommunication Services                    2.7
Internet Software & Services                              2.6
Communications Equipment                                  2.6
Capital Markets                                           2.6
Semiconductors & Semiconductor Equipment                  2.6
Health Care Providers & Services                          2.5
Health Care Equipment & Supplies                          2.5
Energy Equipment & Services                               2.4
Aerospace & Defense                                       2.2
Commercial Banks                                          2.2
Food Products                                             2.0
Metals & Mining                                           2.0
Real Estate Investment Trust                              2.0
Multi-Utilities                                           1.9
Biotechnology                                             1.9
Household Products                                        1.8
Machinery                                                 1.8
Multiline Retail                                          1.8
Hotels, Restaurants & Leisure                             1.8
Beverages                                                 1.8
Industrial Conglomerates                                  1.7
Chemicals                                                 1.7
Electric Utilities                                        1.6
Commercial Services & Supplies                            1.6
Electronic Equipment & Instruments                        1.5
IT Services                                               1.5
Media                                                     1.2
Air Freight & Logistics                                   1.0
Household Durables                                        0.8
Textiles Apparel & Luxury Goods                           0.8
Paper & Forest Products                                   0.7
Road & Rail                                               0.6
Consumer Finance                                          0.5
Automobiles                                               0.5
Auto Components                                           0.5
Electrical Equipment                                      0.5
Personal Products                                         0.4
Unknown                                                   0.4
Real Estate - Operations and Development                  0.4
Gas Utilities                                             0.4
Containers & Packaging                                    0.3
Independent Power Producers & Energy Traders              0.3
Diversified Consumer Services                             0.3
Wireless Telecommunication Services                       0.3
Trading Companies & Distributors                          0.2
Leisure Equipment & Products                              0.2
Health Care Technology                                    0.2
Electronic Components                                     0.2
Life Sciences Tools and Services                          0.2
Building Products                                         0.1
Thrifts & Mortgage Finance                                0.1
Office Electronics                                        0.1
Distributors                                              0.1
Airlines                                                  0.1
Construction & Engineering                                0.1
Internet & Catalog Retail                                 0.1
Construction Materials                                     --
                                                        -----
   Total Investments                                    100.0%
                                                        =====

* Percentages indicated are based on net assets as of April 30, 2009.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - APRIL 30, 2009 (UNAUDITED)
                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

INDUSTRY DIVERSIFICATION                              PERCENT*
                                                      --------
Specialty Retail                                          7.6%
Real Estate Investment Trust                              6.1
Commercial Services & Supplies                            4.6
Machinery                                                 4.2
Electronic Equipment & Instruments                        4.2
Insurance                                                 3.6
Commercial Banks                                          3.6
Hotels, Restaurants & Leisure                             3.4
Health Care Equipment & Supplies                          3.2
Health Care Providers & Services                          3.0
Semiconductors & Semiconductor Equipment                  3.0
Textiles Apparel & Luxury Goods                           3.0
Energy Equipment & Services                               2.9
Software                                                  2.9
Chemicals                                                 2.7
IT Services                                               2.4
Oil, Gas & Consumable Fuels                               2.3
Internet Software & Services                              2.0
Diversified Consumer Services                             1.8
Gas Utilities                                             1.6
Household Durables                                        1.5
Communications Equipment                                  1.5
Capital Markets                                           1.4
Containers & Packaging                                    1.3
Metals & Mining                                           1.3
Food Products                                             1.3
Diversified Financial Services                            1.2
Electrical Equipment                                      1.2
Road & Rail                                               1.2
Aerospace & Defense                                       1.1
Thrifts & Mortgage Finance                                1.1
Computers & Peripherals                                   1.1
Construction & Engineering                                1.1
Electric Utilities                                        1.0
Leisure Equipment & Products                              1.0
Multi-Utilities                                           1.0
Pharmaceuticals                                           1.0
Auto Components                                           0.9
Media                                                     0.8
Biotechnology                                             0.8
Life Sciences Tools and Services                          0.6
Household Products                                        0.6
Unknown                                                   0.6
Building Products                                         0.6
Food & Staples Retailing                                  0.6
Paper & Forest Products                                   0.5
Restaurants                                               0.5
Personal Products                                         0.5
Multiline Retail                                          0.4
Beverages                                                 0.4
Trading Companies & Distributors                          0.4
Diversified Telecommunication Services                    0.3
Consumer Finance                                          0.3
Construction Materials                                    0.3
Marine                                                    0.3
Airlines                                                  0.3
Wireless Telecommunication Services                       0.2
Industrial Conglomerates                                  0.2
Water Utilities                                           0.2
Internet & Catalog Retail                                 0.2
Retail                                                    0.2
Auto Parts & Equipment                                    0.2
Real Estate Management - Service                          0.2
Automobiles                                               0.1
Health Care Technology                                    0.1
Real Estate - Operations and Development                  0.1
Air Freight & Logistics                                   0.1
Office Electronics                                        0.1
Independent Power Producers & Energy Traders              0.1
Radio Broadcasting                                         --
Distributors                                               --
                                                        -----
   Total Investments                                    100.1%
                                                        =====

* Percentages indicated are based on net assets as of April 30, 2009.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
COUNTRY DIVERSIFICATION SCHEDULE - APRIL 30, 2009 (UNAUDITED)
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

COUNTRY DIVERSIFICATION                               PERCENT*
                                                      --------
United Kingdom                                           20.8%
Canada                                                   13.5
Japan                                                     9.9
Brazil                                                    7.5
Switzerland                                               5.2
Spain                                                     4.8
Germany                                                   4.7
Taiwan                                                    4.5
France                                                    4.5
Hong Kong                                                 2.9
Australia                                                 2.7
Republic of Korea (South)                                 2.6
Netherlands                                               2.2
Mexico                                                    2.2
Italy                                                     1.6
China                                                     1.3
Finland                                                   1.2
Israel                                                    0.9
India                                                     0.8
Chile                                                     1.0
South Africa                                              0.8
Denmark                                                   0.6
Ireland (Republic of)                                     0.5
Sweden                                                    0.5
Norway                                                    0.5
United States                                             0.4
Greece                                                    0.3
Russian Federation                                        0.2
Indonesia                                                 0.2
Portugal                                                  0.2
Philippines                                               0.2
Peru                                                      0.1
Luxembourg                                                0.1
Turkey                                                    0.1
New Zealand                                               0.1
Argentina                                                  --
                                                         ----
   Total Investments                                     99.6%
                                                        =====

* Percentages indicated are based on net assets as of April 30, 2009.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - APRIL 30, 2009 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                  PERCENT*
                                                          --------
Unknown                                                      74.3%
Commercial Banks                                              4.0
Consumer Staples                                              3.5
Financial Services                                            3.0
Mortgage Backed Securities - Religious Organizations          1.9
Utilities-Telecommunications                                  1.9
Mortgage Backed Securities - Financial Services               1.8
Insurance                                                     1.5
Computers & Peripherals                                       1.4
Capital Markets                                               0.9
Aerospace & Defense                                           0.8
Consulting Services                                           0.6
Asset Backed Mortgages                                        0.4
Pharmaceuticals                                               0.4
Brokerage Services                                            0.4
Utilities-Electric & Gas                                      0.4
Oil & Gas - Integrated                                        0.4
Retail                                                        0.3
Transportation                                                0.3
Electronic Equipment & Instruments                            0.3
Semiconductors & Semiconductor Equipment                      0.3
Diversified Financial Services                                0.2
Forestry                                                      0.1
                                                             ----
   Total Investments                                         99.1%
                                                             ====

* Percentages indicated are based on net assets as of April 30, 2009.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - APRIL 30, 2009 (UNAUDITED)
                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                  PERCENT*
                                                          --------
Oil, Gas & Consumable Fuels                                  17.0%
Pharmaceuticals                                              10.3
Commercial Banks                                              7.0
Semiconductors & Semiconductor Equipment                      5.4
Food Products                                                 4.9
Commercial Services & Supplies                                4.5
Real Estate Investment Trust                                  4.3
Leisure Equipment & Products                                  4.1
Computers & Peripherals                                       3.6
Diversified Telecommunication Services                        3.3
Industrial Conglomerates                                      2.8
Distributors                                                  2.8
Hotels, Restaurants & Leisure                                 2.8
Aerospace & Defense                                           2.6
Media                                                         2.3
Electrical Equipment                                          2.3
Chemicals                                                     2.2
Metals & Mining                                               2.0
Electric Utilities                                            1.9
Gas Utilities                                                 1.9
IT Services                                                   1.9
Containers & Packaging                                        1.5
Beverages                                                     1.5
Trading Companies & Distributors                              1.3
Textiles Apparel & Luxury Goods                               1.3
Household Products                                            1.2
Construction Materials                                        0.9
Health Care Equipment & Supplies                              0.8
Multi-Utilities                                               0.7
Unknown                                                       0.5
                                                             ----
   Total Investments                                         99.6%
                                                             ====

* Percentages indicated are based on net assets as of April 30, 2009.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
COMMON STOCKS (99.6%)

AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.                                      3,450   $    178,262
Goodrich Corp.                                              1,340         59,335
Honeywell International, Inc.                               6,140        191,629
L-3 Communications Holdings, Inc.                           1,170         89,096
Lockheed Martin Corp.                                       4,750        373,017
Northrop Grumman Corp.                                      4,550        219,993
Precision Castparts Corp.                                   1,170         87,586
Raytheon Co.                                                3,630        164,185
Rockwell Collins, Inc.                                      7,280        279,188
The Boeing Co.                                              6,238        249,832
United Technologies Corp.                                   7,760        378,989
                                                                    ------------
                                                                       2,271,121
                                                                    ------------

AIR FREIGHT & LOGISTICS (1.0%)
C.H. Robinson Worldwide, Inc.                               4,730        251,447
Expeditors International of Washington, Inc.                6,840        237,416
FedEx Corp.                                                 2,650        148,294
United Parcel Service, Inc., Class B                        8,200        429,188
                                                                    ------------
                                                                       1,066,345
                                                                    ------------

AIRLINES (0.1%)
Southwest Airlines Co.                                      8,720         60,866
                                                                    ------------

AUTO COMPONENTS (0.5%)
Goodyear Tire & Rubber Co.(a)                              31,410        345,196
Johnson Controls, Inc.                                      9,340        177,553
                                                                    ------------
                                                                         522,749
                                                                    ------------

AUTOMOBILES (0.5%)
Ford Motor Co.(a)                                          77,940        466,081
General Motors Corp.                                        4,890          9,389
Harley-Davidson, Inc.                                       2,810         62,270
                                                                    ------------
                                                                         537,740
                                                                    ------------

BEVERAGES (1.8%)
Coca-Cola Co.                                              16,900        727,545
Coca-Cola Enterprises, Inc.                                11,310        192,949
Dr Pepper Snapple Group, Inc.(a)                            2,140         44,319
Pepsi Bottling Group, Inc.                                  2,020         63,165
PepsiCo, Inc.                                              16,260        809,098
                                                                    ------------
                                                                       1,837,076
                                                                    ------------

BIOTECHNOLOGY (1.9%)
Amgen, Inc.(a)                                             11,700        567,099
Biogen Idec, Inc.(a)                                        5,750        277,955
Celgene Corp.(a)                                           10,390        443,861
Cephalon, Inc.(a)                                             820         53,800
Genzyme Corp.(a)                                            2,710        144,524
Gilead Sciences, Inc.(a)                                    7,750        354,950
Life Technologies Corp.(a)                                  1,912         71,318
PerkinElmer, Inc.                                           1,920         27,974
                                                                    ------------
                                                                       1,941,481
                                                                    ------------

BUILDING PRODUCTS (0.1%)
Masco Corp.                                                14,910        132,103
                                                                    ------------

CAPITAL MARKETS (2.6%)
Ameriprise Financial, Inc.                                  5,696        150,090
Bank of New York Mellon Corp.                               9,451        240,811
Charles Schwab Corp.                                        8,010        148,025
E*TRADE Financial Corp.(a)                                 33,770         48,291
Federated Investors, Inc., Class B                          1,500         34,320
Franklin Resources, Inc.                                    3,410        206,237
Goldman Sachs Group, Inc.                                   6,470        831,395
Janus Capital Group, Inc.                                   1,360         13,641
Legg Mason, Inc.                                            8,440        169,391
Morgan Stanley                                             22,710        536,864
Northern Trust Corp.                                        1,890        102,740
State Street Corp.                                          3,637        124,131
T. Rowe Price Group, Inc.                                   2,150         82,818
                                                                    ------------
                                                                       2,688,754
                                                                    ------------

CHEMICALS (1.7%)
Air Products & Chemicals, Inc.                              3,410        224,719
CF Industries Holdings, Inc.                                  360         25,938
Dow Chemical Co.                                           15,950        255,200
E.I. Du Pont De Nemours & Co.                              11,280        314,712
Ecolab, Inc.                                                5,110        196,991
International Flavors & Fragrances, Inc.                    1,000         31,200
Monsanto Co.                                                4,460        378,609
PPG Industries, Inc.                                        1,770         77,969
Praxair, Inc.                                               2,690        200,701
Sigma-Aldrich Corp.                                         1,330         58,307
                                                                    ------------
                                                                       1,764,346
                                                                    ------------

COMMERCIAL BANKS (2.2%)
BB&T Corp.                                                  8,410        196,289
Comerica, Inc.                                             10,990        230,570
Fifth Third Bancorp                                        19,800         81,180
First Horizon National Corp.                                3,442         39,617
Huntington Bancshares, Inc.                                20,160         56,246
KeyCorp                                                    14,580         89,667
M&T Bank Corp.                                              1,330         69,759
Marshall & Ilsley Corp.                                    12,979         75,019
PNC Financial Services Group, Inc.                          4,004        158,959
Regions Financial Corp.                                    20,182         90,617
Sun Trust Banks, Inc.                                       9,420        136,025

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      -----
U.S. Bancorp                                               16,760   $    305,367
Wells Fargo & Co.                                          34,288        686,103
Zions Bancorp                                               4,190         45,797
                                                                    ------------
                                                                       2,261,215
                                                                    ------------

COMMERCIAL SERVICES & SUPPLIES (1.6%)
Avery Dennison Corp.                                        3,620        104,039
Cintas Corp.                                                1,510         38,747
Equifax, Inc.                                               8,050        234,738
Iron Mountain, Inc.(a)                                      1,650         47,008
Leucadia National Corp.(a)                                  1,840         39,063
Monster Worldwide, Inc.(a)                                  1,190         16,422
Moody's Corp.                                               2,050         60,516
Pitney Bowes, Inc.                                          3,170         77,792
R.R. Donnelley & Sons Co.                                  15,860        184,769
Republic Services, Inc., Class A                            3,446         72,366
Robert Half International, Inc.                             8,780        210,895
Stericycle, Inc.(a)                                           840         39,547
The Dun & Bradstreet Corp.                                  2,960        240,944
Total System Services, Inc.                                13,021        162,372
Waste Management, Inc.                                      4,870        129,883
                                                                    ------------
                                                                       1,659,101
                                                                    ------------

COMMUNICATIONS EQUIPMENT (2.6%)
Ciena Corp.(a)                                                882         10,540
Cisco Systems, Inc.(a)                                     57,060      1,102,399
Corning, Inc.                                              13,430        196,347
Harris Corp.                                                4,910        150,148
JDS Uniphase Corp.(a)                                       2,260         10,419
Juniper Networks, Inc.(a)                                   4,830        104,569
Motorola, Inc.                                             70,840        391,745
QUALCOMM, Inc.                                             17,630        746,101
Tellabs, Inc.(a)                                            4,204         22,029
                                                                    ------------
                                                                       2,734,297
                                                                    ------------

COMPUTERS & PERIPHERALS (4.5%)
Apple Computer, Inc.(a)                                     9,606      1,208,723
Dell, Inc.(a)                                              33,260        386,481
EMC Corp.(a)                                               17,750        222,407
Hewlett-Packard Co.                                        19,850        714,203
International Business Machines Corp.                      11,093      1,144,909
Lexmark International, Inc., Class A(a)                     6,030        118,309
NetApp, Inc.(a)                                            15,710        287,493
SanDisk Corp.(a)                                           25,790        405,419
Sun Microsystems, Inc.(a)                                  22,487        205,981
Teradata Corp.(a)                                           2,110         35,279
                                                                    ------------
                                                                       4,729,204
                                                                    ------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.                                                 1,460         55,290
                                                                    ------------

CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.                                          903         42,938
                                                                    ------------

CONSUMER FINANCE (0.5%)
American Express Co.                                        9,720        245,138
Capital One Financial Corp.                                 7,048        117,984
Discover Financial Services                                 4,270         34,715
SLM Corp.(a)                                               34,420        166,249
                                                                    ------------
                                                                         564,086
                                                                    ------------

CONTAINERS & PACKAGING (0.3%)
Ball Corp.                                                  5,210        196,521
Bemis Co., Inc.                                             1,340         32,214
Owens-Illinois, Inc.(a)                                     1,320         32,195
Pactiv Corp.(a)                                             1,740         38,036
Sealed Air Corp.                                            1,650         31,449
                                                                    ------------
                                                                         330,415
                                                                    ------------

DISTRIBUTORS (0.1%)
Genuine Parts Co.                                           1,840         62,486
                                                                    ------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
Apollo Group, Inc., Class A(a)                              3,850        242,358
H&R Block, Inc.                                             3,150         47,691
                                                                    ------------
                                                                         290,049
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES (3.4%)
Bank of America Corp.                                      62,629        559,277
CIT Group, Inc.                                            99,770        221,490
Citigroup, Inc.                                            68,110        207,736
CME Group, Inc.                                             1,415        313,210
IntercontinentalExchange, Inc.(a)                           4,550        398,580
Invesco Ltd.                                                2,920         42,982
JP Morgan Chase & Co.                                      32,254      1,064,382
MasterCard, Inc., Class A                                   2,405        441,197
NYSE Euronext                                              13,970        323,685
The NASDAQ OMX Group, Inc.(a)                               1,060         20,384
                                                                    ------------
                                                                       3,592,923
                                                                    ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T, Inc.                                                 49,877      1,277,849
CenturyTel, Inc.                                            6,670        181,090
Embarq Corp.                                                4,776        174,611
Frontier Communications Corp.                              15,301        108,790
Qwest Communications International, Inc.                   50,980        198,312
Verizon Communications, Inc.                               25,220        765,175
Windstream Corp.                                           15,704        130,343
                                                                    ------------
                                                                       2,836,170
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      -----
ELECTRIC UTILITIES (1.6%)
Allegheny Energy, Inc.                                      1,630   $     42,250
American Electric Power Co., Inc.                           6,230        164,347
Edison International                                        3,280         93,513
Entergy Corp.                                               1,850        119,824
Exelon Corp.                                                5,620        259,251
FirstEnergy Corp.                                           2,930        119,837
FPL Group, Inc.                                             3,440        185,038
Northeast Utilities                                           640         13,453
Pepco Holdings, Inc.                                        9,040        108,028
Pinnacle West Capital Corp.                                 5,290        144,840
PPL Corp.                                                   3,600        107,676
Progress Energy, Inc.                                       4,710        160,705
Southern Co.                                                6,350        183,388
                                                                    ------------
                                                                       1,702,150
                                                                    ------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Industries Ltd., Class A                             1,450         47,545
Emerson Electric Co.                                        6,200        211,048
Rockwell Automation, Inc.                                   7,140        225,553
                                                                    ------------
                                                                         484,146
                                                                    ------------

ELECTRONIC COMPONENTS (0.2%)
Tyco Electronics Ltd.                                      10,310        179,806
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Agilent Technologies, Inc.(a)                              22,990        419,798
Amphenol Corp., Class A                                    10,580        358,027
FLIR Systems, Inc.(a)                                       7,310        162,136
Jabil Circuit, Inc.                                        32,830        265,923
Molex, Inc.                                                 4,920         82,016
Waters Corp.(a)                                             6,390        282,246
                                                                    ------------
                                                                       1,570,146
                                                                    ------------

ENERGY EQUIPMENT & SERVICES (2.4%)
Baker Hughes, Inc.                                          7,870        280,015
BJ Services Co.                                            20,440        283,912
Cameron International Corp.(a)                              8,070        206,431
Diamond Offshore Drilling, Inc.                               580         41,998
ENSCO International, Inc.                                   6,190        175,053
Halliburton Co.                                             7,570        153,065
Nabors Industries Ltd.(a)                                  18,080        274,997
National-Oilwell Varco, Inc.(a)                             3,256         98,592
Rowan Cos., Inc.                                            1,040         16,234
Schlumberger Ltd.                                          16,260        796,577
Smith International, Inc.                                   8,370        216,364
                                                                    ------------
                                                                       2,543,238
                                                                    ------------

FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale Corp.                                      3,930        190,998
CVS Corp.                                                  11,985        380,883
Safeway, Inc.                                               4,210         83,148
SUPERVALU, Inc.                                            33,220        543,147
SYSCO Corp.                                                12,480        291,158
The Kroger Co.                                              5,940        128,423
Wal-Mart Stores, Inc.                                      18,430        928,872
Walgreen Co.                                                8,410        264,326
Whole Foods Market, Inc.                                    1,490         30,888
                                                                    ------------
                                                                       2,841,843
                                                                    ------------

FOOD PRODUCTS (2.0%)
Archer-Daniels-Midland Co.                                  5,500        135,410
Campbell Soup Co.                                           7,740        199,073
ConAgra Foods, Inc.                                         7,720        136,644
Dean Foods Co.(a)                                           1,890         39,123
General Mills, Inc.                                         3,400        172,346
H.J. Heinz Co.                                              3,700        127,354
Hormel Foods Corp.                                          1,180         36,922
J.M. Smucker Co.                                            1,530         60,282
Kellogg Co.                                                 6,490        273,294
Kraft Foods, Inc., Class A                                 12,890        301,626
McCormick & Co., Inc.                                       1,860         54,777
Sara Lee Corp.                                              7,840         65,229
The Hershey Co.                                             6,360        229,850
Tyson Foods, Inc., Class A                                 23,900        251,906
                                                                    ------------
                                                                       2,083,836
                                                                    ------------

GAS UTILITIES (0.4%)
Nicor, Inc.                                                   690         22,177
Questar Corp.                                               5,610        166,729
Spectra Energy Corp.                                       14,513        210,438
                                                                    ------------
                                                                         399,344
                                                                    ------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Baxter International, Inc.                                  5,580        270,630
Boston Scientific Corp.(a)                                 12,697        106,782
C.R. Bard, Inc.                                             1,260         90,254
Covidien Ltd.                                               4,490        148,080
DENTSPLY International, Inc.                                1,720         49,226
Hospira, Inc.(a)                                            2,080         68,370
Intuitive Surgical, Inc.(a)                                 3,215        462,092
Medtronic, Inc.                                            13,910        445,120
St. Jude Medical, Inc.(a)                                   7,170        240,338
Stryker Corp.                                               5,570        215,615
Varian Medical Systems, Inc.(a)                             6,840        228,251
Zimmer Holdings, Inc.(a)                                    5,200        228,748
                                                                    ------------
                                                                       2,553,506
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
HEALTH CARE PROVIDERS & SERVICES (2.5%)
Aetna, Inc.                                                 4,060   $     89,361
AmerisourceBergen Corp.                                     7,360        247,591
Cardinal Health, Inc.                                       3,550        119,955
CIGNA Corp.                                                 2,640         52,034
Coventry Health Care, Inc.(a)                               2,086         33,188
DaVita, Inc.(a)                                             6,540        303,260
Express Scripts, Inc.(a)                                    5,558        355,545
Humana, Inc.(a)                                             1,600         46,048
Laboratory Corp. of America Holdings(a)                     3,020        193,733
McKesson Corp.                                              4,230        156,510
Medco Health Solutions, Inc.(a)                             4,200        182,910
Patterson Cos., Inc.(a)                                     7,490        153,245
Quest Diagnostics, Inc.                                     1,680         86,234
UnitedHealth Group, Inc.                                   18,204        428,158
WellPoint, Inc.(a)                                          4,400        188,144
                                                                    ------------
                                                                       2,635,916
                                                                    ------------

HEALTH CARE TECHNOLOGY (0.2%)
IMS Health, Inc.                                           16,620        208,747
                                                                    ------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Darden Restaurants, Inc.                                    3,390        125,328
Marriott International, Inc., Class A                       3,210         75,628
McDonald's Corp.                                            9,560        509,452
Starbucks Corp.(a)                                         25,420        367,573
Wyndham Worldwide Corp.                                    36,860        430,525
YUM! Brands, Inc.                                           9,900        330,165
                                                                    ------------
                                                                       1,838,671
                                                                    ------------

HOUSEHOLD DURABLES (0.8%)
Black & Decker Corp.                                        5,180        208,754
Centex Corp.                                                1,400         15,316
D. R. Horton, Inc.                                          3,266         42,621
Harman International Industries, Inc.                       1,074         19,536
Jacobs Engineering Group, Inc.(a)                             980         37,279
KB HOME                                                       850         15,360
Leggett & Platt, Inc.                                       8,470        121,629
Lennar Corp., Class A                                       1,710         16,655
Newell Rubbermaid, Inc.                                    11,240        117,458
Pulte Homes, Inc.                                           1,750         20,143
Snap-on, Inc.                                                 510         17,299
Stanley Works                                                 750         28,523
Whirlpool Corp.                                             4,703        212,387
                                                                    ------------
                                                                         872,960
                                                                    ------------

HOUSEHOLD PRODUCTS (1.8%)
Clorox Co.                                                  1,640         91,922
Colgate-Palmolive Co.                                       6,880        405,920
Kimberly-Clark Corp.                                        4,210        206,879
Procter & Gamble Co.                                       24,241      1,198,475
                                                                    ------------
                                                                       1,903,196
                                                                    ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Constellation Energy Group                                 10,440        251,395
Dynegy, Inc., Class A(a)                                    4,620          8,224
The AES Corp.(a)                                            8,350         59,034
                                                                    ------------
                                                                         318,653
                                                                    ------------

INDUSTRIAL CONGLOMERATES (1.7%)
3M Co.                                                      9,104        524,390
General Electric Co.                                       90,750      1,147,988
Textron, Inc.                                              10,890        116,850
                                                                    ------------
                                                                       1,789,228
                                                                    ------------

INSURANCE (4.0%)
AFLAC, Inc.                                                 4,050        117,005
American International Group, Inc.                        205,590        283,714
Aon Corp.                                                   2,320         97,904
Assurant, Inc.                                              3,700         90,428
Chubb Corp.                                                 3,110        121,134
Cincinnati Financial Corp.                                  4,472        107,104
Genworth Financial, Inc., Class A                         112,500        265,500
Hartford Financial Services Group, Inc.                    29,950        343,526
Lincoln National Corp.                                     16,916        190,136
Marsh & McLennan Cos., Inc.                                 4,600         97,014
MBIA, Inc.(a)                                               3,240         15,325
MetLife, Inc.                                               6,660        198,135
Principal Financial Group, Inc.                             6,720        109,805
Progressive Corp.(a)                                       19,160        292,765
Prudential Financial, Inc.                                  7,675        221,654
The Allstate Corp.                                         10,090        235,400
The Travelers Cos., Inc.                                    4,980        204,877
Torchmark Corp.                                             1,160         34,023
Unum Group                                                  3,290         53,759
XL Capital Ltd., Class A                                  115,260      1,096,123
                                                                    ------------
                                                                       4,175,331
                                                                    ------------

INTERNET & CATALOG RETAIL (0.1%)
Expedia, Inc.(a)                                            3,660         49,813
                                                                    ------------

INTERNET SOFTWARE & SERVICES (2.6%)
Akamai Technologies, Inc.(a)                               19,120        421,023
Amazon.com, Inc.(a)                                         6,710        540,289
Google, Inc., Class A(a)                                    2,842      1,125,347
McAfee, Inc.(a)                                             1,360         51,054
Salesforce.com, Inc.(a)                                     9,110        389,999
VeriSign, Inc.(a)                                          10,330        212,591
                                                                    ------------
                                                                       2,740,303
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      -----
IT SERVICES (1.5%)
Affiliated Computer Services, Inc., Class A(a)              1,090   $     52,734
Automatic Data Processing, Inc.                             4,710        165,792
Cognizant Technology Solutions Corp., Class A(a)           17,410        431,594
Computer Sciences Corp.(a)                                  1,590         58,766
Convergys Corp.(a)                                          1,890         19,108
Fidelity National Information Services, Inc.                1,886         33,665
Fiserv, Inc.(a)                                             5,350        199,662
Paychex, Inc.                                              10,560        285,226
Western Union Co.                                          19,000        318,250
                                                                    ------------
                                                                       1,564,797
                                                                    ------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak Co.                                          26,830         81,832
Hasbro, Inc.                                                1,330         35,458
Mattel, Inc.                                                7,340        109,806
                                                                    ------------
                                                                         227,096
                                                                    ------------

LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Millipore Corp.(a)                                           780         46,098
Thermo Fisher Scientific, Inc.(a)                          3,670        128,744
                                                                    ------------
                                                                        174,842
                                                                    ------------

MACHINERY (1.8%)
Caterpillar, Inc.                                          10,720        381,418
Cummins, Inc.                                               1,830         62,220
Danaher Corp.                                               4,430        258,889
Deere & Co.                                                 3,572        147,381
Dover Corp.                                                 1,780         54,788
Eaton Corp.                                                 1,550         67,890
Flowserve Corp.                                               440         29,876
Illinois Tool Works, Inc.                                   3,490        114,472
Ingersoll-Rand Co., Class A                                 8,877        193,252
ITT Industries, Inc.                                        1,740         71,357
PACCAR, Inc.                                               11,485        407,029
Pall Corp.                                                  1,130         29,843
Parker Hannifin Corp.                                       1,425         64,624
The Manitowoc Co., Inc.                                     1,180          7,021
                                                                    ------------
                                                                       1,890,060
                                                                    ------------

MEDIA (1.2%)
CBS Corp., Class B                                         45,800        322,432
Gannett Co., Inc.                                          41,640        162,812
Interpublic Group of Cos., Inc.(a)                          5,610         35,119
McGraw Hill Cos., Inc.                                      9,880        297,882
Meredith Corp.                                              7,670        192,363
New York Times Co., Class A                                 3,750         20,175
Omnicom Group, Inc.                                         3,310        104,166
Scripps Networks Interactive, Class A                       1,970         54,057
The Washington Post Co., Class B                              210         87,904
                                                                    ------------
                                                                       1,276,910
                                                                    ------------

METALS & MINING (2.0%)
AK Steel Holding Corp.                                     16,280        211,803
Alcoa, Inc.                                                26,020        236,001
Allegheny Technologies, Inc.                                  870         28,475
Freeport-McMoRan Copper & Gold, Inc., Class B              15,289        652,076
Newmont Mining Corp.                                        3,700        148,888
Nucor Corp.                                                 9,110        370,686
Titanium Metals Corp.                                      42,450        288,235
United States Steel Corp.                                   4,690        124,520
                                                                    ------------
                                                                       2,060,684
                                                                    ------------

MULTI-UTILITIES (1.9%)
Ameren Corp.                                                5,550        127,761
CenterPoint Energy, Inc.                                   11,250        119,700
CMS Energy Corp.                                            5,100         61,302
Consolidated Edison, Inc.                                   4,340        161,144
Dominion Resources, Inc.                                    4,984        150,318
DTE Energy Co.                                              4,440        131,291
Duke Energy Corp.                                          16,346        225,738
Integrys Energy Group, Inc.                                 3,668         96,872
NiSource, Inc.                                             18,630        204,744
PG&E Corp.                                                  3,210        119,155
Public Service Enterprise Group, Inc.                       4,676        139,532
SCANA Corp.                                                 2,710         81,896
Sempra Energy                                               2,290        105,386
TECO Energy, Inc.                                           9,760        103,358
Wisconsin Energy Corp.                                      1,120         44,755
Xcel Energy, Inc.                                           7,500        138,300
                                                                    ------------
                                                                       2,011,252
                                                                    ------------

MULTILINE RETAIL (1.8%)
Big Lots, Inc.(a)                                           1,050         29,022
Family Dollar Stores, Inc.                                  1,440         47,794
J.C. Penney Co., Inc.                                       8,910        273,448
Kohl's Corp.(a)                                             2,720        123,352
Macy's, Inc.                                               37,292        510,154
Nordstrom, Inc.                                             1,620         36,661
Sears Holdings Corp.(a)                                     8,870        554,109
Target Corp.                                                6,410        264,476
                                                                    ------------
                                                                       1,839,016
                                                                    ------------

OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                                10,230         62,505
                                                                    ------------

OIL, GAS & CONSUMABLE FUELS (9.5%)
Anadarko Petroleum Corp.                                    7,320        315,199
Apache Corp.                                                5,100        371,586
Cabot Oil & Gas Corp., Class A                              6,820        205,896
Chesapeake Energy Corp.                                    17,360        342,165
Chevron Corp.                                              18,839      1,245,258
ConocoPhillips                                             12,209        500,569

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                           ------      -----
CONSOL Energy, Inc.                                         6,070   $    189,870
Denbury Resources, Inc.(a)                                 10,240        166,707
Devon Energy Corp.                                          5,380        278,953
El Paso Corp.                                               6,790         46,851
EOG Resources, Inc.                                         5,120        325,018
EQT Corp.                                                     980         32,957
Exxon Mobil Corp.                                          42,652      2,843,609
Hess Corp.                                                  5,300        290,387
Marathon Oil Corp.                                          5,870        174,339
Massey Energy Co.                                             730         11,614
Murphy Oil Corp.                                            6,620        315,840
Noble Energy, Inc.                                          1,260         71,505
Occidental Petroleum Corp.                                  6,392        359,806
Peabody Energy Corp.                                        2,180         57,530
Pioneer Natural Resources Co.                               1,410         32,599
Range Resources Corp.                                       4,330        173,070
Southwestern Energy Co.(a)                                  2,410         86,423
Sunoco, Inc.                                                8,860        234,879
Tesoro Corp.                                               32,340        493,185
Valero Energy Corp.                                        13,620        270,221
Williams Cos., Inc.                                         5,280         74,448
XTO Energy, Inc.                                           11,915        412,974
                                                                    ------------
                                                                       9,923,458
                                                                    ------------

PAPER & FOREST PRODUCTS (0.7%)
International Paper Co.                                    20,930        264,974
MeadWestvaco Corp.                                         19,810        310,224
Weyerhaeuser Co.                                            5,330        187,936
                                                                    ------------
                                                                         763,134
                                                                    ------------

PERSONAL PRODUCTS (0.4%)
Avon Products, Inc.                                        10,870        247,401
The Estee Lauder Cos., Inc., Class A                        6,140        183,586
                                                                    ------------
                                                                         430,987
                                                                    ------------

PHARMACEUTICALS (4.0%)
Abbott Laboratories                                        13,280        555,768
Allergan, Inc.                                              2,890        134,847
Bristol-Myers Squibb Co.                                   17,270        331,584
Eli Lilly & Co.                                             9,180        302,206
Forest Laboratories, Inc.(a)                                9,150        198,464
Johnson & Johnson                                          25,240      1,321,566
King Pharmaceuticals, Inc.(a)                               3,280         25,846
Merck & Co., Inc.                                          17,730        429,775
Mylan Laboratories, Inc.(a)                                 3,810         50,483
Schering-Plough Corp.                                      13,260        305,245
Watson Pharmaceuticals, Inc.(a)                             1,530         47,338
Wyeth                                                      11,340        480,816
                                                                    ------------
                                                                       4,183,938
                                                                    ------------

REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.4%)
CB Richard Ellis Group, Inc., Class A(a)                   53,510        401,325
                                                                    ------------

REAL ESTATE INVESTMENT TRUST (2.0%)
Apartment Investment & Management Co., Class A             11,779         85,987
AvalonBay Communities, Inc.                                 1,801        102,315
Boston Properties, Inc.                                     3,030        149,743
Developers Diversified Realty Corp.                           240            991
Equity Residential                                          5,090        116,510
HCP, Inc.                                                   6,550        143,773
Health Care REIT, Inc.                                      3,530        120,267
Host Hotels & Resorts, Inc.                                33,620        258,538
Kimco Realty Corp.                                          8,460        101,689
Plum Creek Timber Co., Inc.                                 1,510         52,125
ProLogis                                                   51,010        464,701
Public Storage, Inc.                                          997         66,659
Simon Property Group, Inc.                                  3,763        194,171
Ventas, Inc.                                                1,150         32,936
Vornado Realty Trust                                        3,223        157,572
                                                                    ------------
                                                                       2,047,977
                                                                    ------------

ROAD & RAIL (0.6%)
Burlington Northern Santa Fe Corp.                          2,390        161,277
CSX Corp.                                                   3,410        100,902
Norfolk Southern Corp.                                      3,190        113,819
Ryder System, Inc.                                          2,380         65,902
Union Pacific Corp.                                         4,310        211,794
                                                                    ------------
                                                                         653,694
                                                                    ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Advanced Micro Devices, Inc.(a)                             5,510         19,891
Altera Corp.                                               11,600        189,196
Analog Devices, Inc.                                        6,840        145,555
Applied Materials, Inc.                                    12,470        152,259
Broadcom Corp., Class A(a)                                  3,760         87,194
Intel Corp.                                                45,960        725,249
KLA-Tencor Corp.                                            1,670         46,326
Linear Technology Corp.                                     2,070         45,085
LSI Logic Corp.(a)                                          6,630         25,459
MEMC Electronic Materials, Inc.(a)                         10,790        174,798
Microchip Technology, Inc.                                  5,610        129,030
Micron Technology, Inc.(a)                                 11,640         56,803
National Semiconductor Corp.                               20,890        258,409
Novellus Systems, Inc.(a)                                   1,180         21,311
NVIDIA Corp.(a)                                             5,665         65,034
QLogic Corp.(a)                                             2,270         32,189
Teradyne, Inc.(a)                                           1,870         11,108
Texas Instruments, Inc.                                    22,600        408,156
Xilinx, Inc.                                                3,090         63,159
                                                                    ------------
                                                                       2,656,211
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------       -----
SOFTWARE (3.8%)
Adobe Systems, Inc.(a)                                     10,814   $    295,763
Autodesk, Inc.(a)                                          13,800        275,172
BMC Software, Inc.(a)                                      10,910        378,250
CA, Inc.                                                    4,280         73,830
Citrix Systems, Inc.(a)                                     2,050         58,487
Compuware Corp.(a)                                         18,320        137,034
Electronic Arts, Inc.(a)                                    3,460         70,411
Intuit, Inc.(a)                                             9,910        229,218
Microsoft Corp.                                            71,820      1,455,073
Novell, Inc.(a)                                             4,510         16,958
Oracle Corp.                                               41,351        799,728
Symantec Corp.(a)                                           7,762        133,894
                                                                    ------------
                                                                       3,923,818
                                                                    ------------
SPECIALTY RETAIL (3.2%)
Abercrombie & Fitch Co., Class A                           11,970        323,908
AutoNation, Inc.(a)                                        12,390        219,427
AutoZone, Inc.(a)                                           1,675        278,703
Bed Bath & Beyond, Inc.(a)                                  8,560        260,395
Best Buy Co., Inc.                                          2,950        113,221
GameStop Corp., Class A(a)                                  6,632        200,021
Gap, Inc.                                                   4,220         65,579
Home Depot, Inc.                                           13,940        366,901
Limited Brands                                             16,510        188,544
Lowe's Cos., Inc.                                          11,910        256,065
O'Reilly Automotive, Inc.(a)                                1,030         40,016
Office Depot, Inc.(a)                                     108,950        282,181
RadioShack Corp.                                            1,290         18,163
Staples, Inc.                                               6,455        133,102
The Sherwin-Williams Co.                                    3,850        218,064
Tiffany & Co.                                               1,160         33,570
TJX Cos., Inc.                                             13,410        375,078
                                                                    ------------
                                                                       3,372,938
                                                                    ------------

TEXTILES APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.(a)                                             17,160        420,420
NIKE, Inc., Class B                                         5,810        304,851
Polo Ralph Lauren Corp., Class A                              640         34,458
VF Corp.                                                    1,050         62,233
                                                                    ------------
                                                                         821,962
                                                                    ------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.                                   4,880         61,293
People's United Financial, Inc.                             2,110         32,958
                                                                    ------------
                                                                          94,251
                                                                    ------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.                                                5,630        215,967
W.W. Grainger, Inc.                                           430         36,068
                                                                    ------------
                                                                         252,035
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Corp., Class A(a)                            4,140        131,486
Sprint Corp.(a)                                            30,622        133,512
                                                                    ------------
                                                                         264,998
                                                                    ------------

TOTAL COMMON STOCKS
   (COST $144,356,973)                                               103,769,476
                                                                    ------------

SHORT-TERM INVESTMENT (0.4%)
Fifth Third Institutional Government Money
   Market Fund, 0.32%(b)                                  406,255        406,255
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $406,255)                                                       406,255
                                                                    ------------

     TOTAL INVESTMENTS
       (COST $144,763,228) 100.0%                                    104,175,731
     OTHER ASSETS IN EXCESS
       OF LIABILITIES 0.0%                                                48,051
                                                                    ------------
     NET ASSETS 100.0%                                              $104,223,782
                                                                    ============

(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of April 30, 2009. REIT - Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
COMMON STOCKS (99.5%)

AEROSPACE & DEFENSE (1.1%)
AAR Corp.(a)                                                3,150    $    47,470
Aerovironment, Inc.(a)                                      1,770         41,878
Alliant Techsystems, Inc.(a)                                1,910        152,131
American Science & Engineering, Inc.                          880         53,029
Applied Signal Technology, Inc.                               600         11,856
BE Aerospace, Inc.(a)                                       4,080         44,023
Ceradyne, Inc.(a)                                           4,840         83,442
Cubic Corp.                                                   670         19,236
Curtiss-Wright Corp.                                        2,710         86,639
Esterline Technologies Corp.(a)                             1,250         32,938
GenCorp, Inc.(a)                                            1,850          4,440
Kaman Corp., Class A                                        1,080         18,263
Moog, Inc., Class A(a)                                      1,810         48,472
Orbital Sciences Corp.(a)                                   4,120         63,695
Teledyne Technologies, Inc.(a)                              2,170         69,288
Triumph Group, Inc.                                           710         29,344
                                                                     -----------
                                                                         806,144
                                                                     -----------

AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.                                           2,810         46,843
Hub Group, Inc., Class A(a)                                 1,420         32,660
                                                                     -----------
                                                                          79,503
                                                                     -----------

AIRLINES (0.3%)
AirTran Holdings, Inc.(a)                                   3,900         27,105
Alaska Air Group, Inc.(a)                                   2,850         47,823
JetBlue Airways Corp.(a)                                    8,940         44,074
SkyWest, Inc.                                               4,970         59,839
                                                                     -----------
                                                                         178,841
                                                                     -----------

AUTO COMPONENTS (0.9%)
BorgWarner, Inc.                                            4,890        141,566
Drew Industries, Inc.(a)                                    3,830         54,692
Gentex Corp.                                                5,040         67,385
LKQ Corp.(a)                                                5,800         98,484
Standard Motor Products, Inc.                              50,560        202,240
Superior Industries International, Inc.                     5,750         86,710
                                                                     -----------
                                                                         651,077
                                                                     -----------

AUTO PARTS & EQUIPMENT (0.2%)
ATC Technology Corp.(a)                                       900         14,301
Spartan Motors, Inc.                                       15,390        124,197
                                                                     -----------
                                                                         138,498
                                                                     -----------

AUTOMOBILES (0.1%)
Thor Industries, Inc.                                       4,130         94,949
Winnebago Industries, Inc.                                  1,130          9,955
                                                                     -----------
                                                                         104,904
                                                                     -----------

BEVERAGES (0.4%)
Hansen Natural Corp.(a)                                     5,650        230,294
PepsiAmericas, Inc.                                         2,330         57,248
                                                                     -----------
                                                                         287,542
                                                                     -----------

BIOTECHNOLOGY (0.8%)
ArQule, Inc.(a)                                             1,120          4,984
Martek Biosciences Corp.                                    3,650         66,503
Neogen Corp.(a)                                               540         12,242
OSI Pharmaceuticals, Inc.(a)                                2,350         78,889
Regeneron Pharmaceuticals, Inc.(a)                          2,510         33,283
Savient Pharmaceuticals, Inc.(a)                            1,820          9,610
United Therapeutics Corp.(a)                                2,450        153,884
Vertex Pharmaceuticals, Inc.(a)                             6,950        214,199
                                                                     -----------
                                                                         573,594
                                                                     -----------

BUILDING PRODUCTS (0.6%)
Apogee Enterprises, Inc.                                    5,620         75,308
Eagle Materials, Inc.                                       4,770        132,606
Griffon Corp.(a)                                            2,770         24,016
Lennox International, Inc.                                  1,900         60,591
NCI Building Systems, Inc.(a)                               1,030          4,068
Quanex Building Products Corp.                              2,175         22,294
Simpson Manufacturing Co., Inc.                             2,540         56,540
Universal Forest Products, Inc.                               810         27,184
                                                                     -----------
                                                                         402,607
                                                                     -----------

CAPITAL MARKETS (1.4%)
Apollo Investment Corp.                                    11,760         56,448
Eaton Vance Corp.                                           7,710        211,023
Investment Technology Group, Inc.(a)                        1,990         45,332
Jefferies Group, Inc.                                       5,110        100,003
LaBranche & Co., Inc.(a)                                    1,780          7,440
optionsXpress Holdings, Inc.                                7,060        116,207
Piper Jaffray Cos., Inc.(a)                                   770         26,696
Raymond James Financial, Inc.                               4,150         65,113
SEI Investments Co.                                         8,930        125,288
SWS Group, Inc.                                             1,335         17,075
Tradestation Group, Inc.(a)                                15,780        127,976
Waddell & Reed Financial, Inc., Class A                     3,760         84,262
                                                                     -----------
                                                                         982,863
                                                                     -----------

CHEMICALS (2.7%)
A. Schulman, Inc.                                           3,500         54,915
Airgas, Inc.                                                3,240        139,709
Albemarle Corp.                                             3,760        100,843
American Vanguard Corp.                                       550          7,035
Arch Chemicals, Inc.                                        1,100         26,598
Ashland, Inc.                                              15,180        333,353
Balchem Corp.                                               1,600         39,824
Cabot Corp.                                                 4,940         72,124

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
Cytec Industries, Inc.                                      3,470    $    68,914
FMC Corp.                                                   4,050        197,357
H.B. Fuller Co.                                             1,950         34,437
Lubrizol Corp.                                              2,800        121,016
Minerals Technologies, Inc.                                   850         31,612
NewMarket Corp.                                               570         35,910
Olin Corp.                                                  3,270         41,202
OM Group, Inc.(a)                                           1,420         39,561
Penford Corp.                                                 530          2,369
PolyOne Corp.(a)                                           18,300         50,142
Quaker Chemical Corp.                                       5,660         66,222
RPM International, Inc.                                     8,040        111,113
Sensient Technologies Corp.                                 2,080         48,630
Stepan Co.                                                    290         11,475
Terra Industries, Inc.                                      3,940        104,410
The Scotts Miracle-Gro Co., Class A                         1,760         59,435
The Valspar Corp.                                           4,320        103,680
Zep, Inc.                                                     655          8,862
                                                                     -----------
                                                                       1,910,748
                                                                     -----------

COMMERCIAL BANKS (3.6%)
Associated Bancorp                                          6,540        101,174
BancorpSouth, Inc.                                          3,100         72,075
Bank of Hawaii Corp.                                        1,970         69,226
Boston Private Financial Holdings, Inc.                     2,680         12,355
Cascade Bancorp                                             6,350         10,541
Cathay General Bancorp                                      2,100         23,562
Central Pacific Financial Corp.                             2,080         12,189
City National Corp.                                         1,800         65,880
Colonial BancGroup, Inc.                                   66,010         50,168
Columbia Banking System, Inc.                                 940          9,306
Commerce Bancshares, Inc.                                   2,711         89,734
Community Bank System, Inc.                                 1,480         24,346
Cullen/Frost Bankers, Inc.                                  2,470        116,312
East West Bancorp, Inc.                                     5,330         36,404
First Bancorp                                               3,530         19,450
First Commonwealth Financial Corp.                          3,640         31,559
First Financial Bancorp                                     1,890         20,393
First Financial Bankshares, Inc.                              890         43,859
First Midwest Bancorp, Inc.                                 4,080         36,149
FirstMerit Corp.                                            3,460         67,159
Frontier Financial Corp.                                   25,700         36,494
Fulton Financial Corp.                                      6,160         40,718
Glacier Bancorp, Inc.                                       2,260         34,623
Hancock Holding Co.                                           950         35,977
Hanmi Financial Corp.                                       6,250          9,688
Home Bancshares, Inc.                                         550         12,128
Independent Bank Corp. - Michigan                          21,935         39,483
Independent Bank Corp. - Massachusetts                        770         15,369
International Bancshares Corp.                              2,040         27,560
Irwin Financial Corp.(a)                                   49,440         62,294
Nara Bancorp, Inc.                                          5,410         20,071
National Penn Bancshares, Inc.                              3,690         29,852
NBT Bancorp, Inc.                                           1,120         26,522
Old National Bancorp                                        3,030         41,299
PacWest Bancorp                                             2,570         37,445
Pinnacle Financial Partners, Inc.(a)                        2,870         51,201
PrivateBancorp, Inc.                                        2,250         45,563
Prosperity Bancshares, Inc.                                 1,710         47,487
Provident Bankshares Corp.                                  5,650         49,663
S&T Bancorp, Inc.                                             860         15,368
Signature Bank(a)                                           2,660         72,325
South Financial Group, Inc.                                13,800         22,908
Sterling Bancorp                                            1,180         13,499
Sterling Bancshares, Inc.                                   2,230         14,830
Sterling Financial Corp.                                   17,885         57,053
Susquehanna Bancshares, Inc.                                7,370         59,402
SVB Financial Group(a)                                      2,470         51,277
Synovus Financial Corp.                                    10,310         33,301
TCF Financial Corp.                                         5,330         74,140
Tompkins Financial Corp.                                      340         14,331
Trustmark Corp.                                             1,600         34,784
UCBH Holdings, Inc.                                         6,390          8,179
UMB Financial Corp.                                         1,200         54,924
Umpqua Holdings Corp.                                       5,560         53,320
United Bankshares, Inc.                                     1,550         40,207
United Community Banks, Inc.                                1,606         10,359
Valley National Bancorp                                     5,250         75,967
Westamerica Bancorp                                         1,230         65,965
Whitney Holding Corp.                                       5,700         68,172
Wilmington Trust Corp.                                      3,920         56,879
Wilshire Bancorp, Inc.                                      8,530         34,461
Wintrust Financial Corp.                                    1,360         23,120
                                                                     -----------
                                                                       2,530,049
                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES (4.6%)
ABM Industries, Inc.                                        1,940         33,989
Administaff, Inc.                                             960         25,594
Bowne & Co., Inc.                                          20,481        104,658
Brady Corp.                                                 2,200         46,354
Brink's Home Security Holdings, Inc.(a)                     4,910        130,508
CDI Corp.                                                   6,290         75,165
Clean Harbors, Inc.(a)                                      1,740         87,174
Coinstar, Inc.(a)                                           2,310         82,213
Consolidated Graphics, Inc.(a)                              2,440         47,385
Copart, Inc.(a)                                             3,180         99,820
Corrections Corp. of America(a)                             5,050         71,356
Darling International, Inc.(a)                             10,950         62,634
Deluxe Corp.                                                5,750         83,375
Forrester Research, Inc.(a)                                   600         15,246
FTI Consulting, Inc.(a)                                     2,570        141,042
G & K Services, Inc., Class A                                 970         24,221

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Healthcare Services Group, Inc.                             1,475    $    26,373
Heartland Payment Systems, Inc.                             5,600         45,024
Heidrick & Struggles International, Inc.                      790         13,351
Herman Miller, Inc.                                         6,880        102,306
HMS Holdings Corp.(a)                                         990         29,680
HNI Corp.                                                   6,010         93,155
Kelly Services, Inc., Class A                               9,580        108,829
Korn/Ferry International, Inc.(a)                           4,980         52,738
Landauer, Inc.                                                410         21,722
Lender Processing Services, Inc.                            3,430         98,304
Manpower, Inc.                                              4,210        181,409
Mine Safety Appliances Co.                                  1,340         33,031
Mobile Mini, Inc.(a)                                        1,340         18,358
Navigant Consulting, Inc.(a)                                3,780         55,604
On Assignment, Inc.(a)                                      1,130          3,978
Rollins, Inc.                                               3,670         66,060
SAIC, Inc.(a)                                               7,980        144,438
School Specialty, Inc.(a)                                     890         16,705
Spherion Corp.(a)                                          54,080        194,147
Standard Register Co.                                       7,850         40,977
Tetra Tech, Inc.(a)                                         2,280         55,997
The Brink's Co.                                             1,670         47,344
The Corporate Executive Board Co.                           4,780         82,598
The Geo Group, Inc.(a)                                      4,250         70,677
Ticketmaster Entertainment, Inc.(a)                         1,580          8,311
TrueBlue, Inc.(a)                                           1,550         15,050
United Stationers, Inc.(a)                                  1,070         35,021
Viad Corp.                                                  3,550         67,734
Volt Information Sciences, Inc.(a)                         12,325         88,493
Waste Connections, Inc.(a)                                  3,165         81,594
Watson Wyatt & Co. Holdings                                 2,200        116,710
Wright Express Corp.(a)                                     7,060        161,533
                                                                     -----------
                                                                       3,307,985
                                                                     -----------

COMMUNICATIONS EQUIPMENT (1.5%)
ADC Telecommunications, Inc.(a)                             4,270         31,427
ADTRAN, Inc.                                                2,100         44,415
Arris Group, Inc.(a)                                        4,429         47,257
Avocent Corp.(a)                                            1,910         27,580
Bel Fuse, Inc.                                              2,210         35,758
Belden CDT, Inc.                                            2,090         33,691
Black Box Corp.                                               880         24,086
Blue Coat Systems, Inc.(a)                                  1,600         21,216
CommScope, Inc.(a)                                          8,540        214,354
Comtech Telecommunications Corp.(a)                         1,930         64,597
Digi International, Inc.(a)                                   790          5,743
Dycom Industries, Inc.(a)                                   1,600         13,472
EMS Technologies, Inc.(a)                                     700         13,335
F5 Networks, Inc.(a)                                        4,870        132,805
Harmonic, Inc.(a)                                           3,270         23,969
NETGEAR, Inc.(a)                                            5,730         91,737
Network Equipment Technologies, Inc.(a)                       920          3,616
PCTEL, Inc.                                                   750          3,653
Plantronics, Inc.                                           4,710         60,005
Polycom, Inc.(a)                                            3,400         63,376
Symmetricom, Inc.(a)                                        4,520         22,510
Tekelec(a)                                                  2,250         34,875
Tollgrade Communications, Inc.(a)                             500          2,975
ViaSat, Inc.(a)                                             2,330         53,567
                                                                     -----------
                                                                       1,070,019
                                                                     -----------

COMPUTERS & PERIPHERALS (1.1%)
Adaptec, Inc.(a)                                            3,850         11,011
Avid Technology, Inc.(a)                                    1,470         16,273
Diebold, Inc.                                               2,810         74,268
Hutchinson Technology, Inc.(a)                             10,690         20,525
Imation Corp.                                               4,730         47,300
Integral Systems, Inc.(a)                                   2,130         14,122
Intermec, Inc.(a)                                           1,950         23,556
NCR Corp.(a)                                                6,290         63,843
Novatel Wireless, Inc.(a)                                   1,100          7,535
Palm, Inc.(a)                                               5,040         52,870
Stratasys, Inc.(a)                                          2,800         26,208
Synaptics, Inc.(a)                                          2,660         86,397
Western Digital Corp.(a)                                   13,470        316,814
                                                                     -----------
                                                                         760,722
                                                                     -----------

CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology Corp.(a)                                   3,540         91,084
EMCOR Group, Inc.(a)                                        2,650         55,093
Granite Construction, Inc.                                  1,260         49,707
Insituform Technologies, Inc., Class A(a)                   1,240         19,009
KBR, Inc.                                                   6,630        103,561
Quanta Services, Inc.(a)                                    7,730        175,703
Shaw Group, Inc.(a)                                         3,330        111,655
URS Corp.(a)                                                3,380        148,923
                                                                     -----------
                                                                         754,735
                                                                     -----------

CONSTRUCTION MATERIALS (0.3%)
Headwaters, Inc.(a)                                         7,520         18,951
Martin Marietta Materials, Inc.                             1,670        140,330
Texas Industries, Inc.                                      1,250         39,975
                                                                     -----------
                                                                         199,256
                                                                     -----------

CONSUMER FINANCE (0.3%)
AmeriCredit Corp.(a)                                        5,370         54,613
Cash America International, Inc.                            1,220         27,279
First Cash Financial Services, Inc.(a)                      2,530         41,593
Rewards Network, Inc.(a)                                      940          3,506
World Acceptance Corp.(a)                                   2,490         73,904
                                                                     -----------
                                                                         200,895
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
CONTAINERS & PACKAGING (1.3%)
AptarGroup, Inc.                                            2,650    $    82,230
Greif, Inc., Class A                                        1,510         68,358
Myers Industries, Inc.                                      6,200         62,186
Packaging Corp. of America                                  7,220        114,581
Rock-Tenn Co., Class A                                      1,570         59,283
Sonoco Products Co.                                         4,130        100,813
Temple-Inland, Inc.                                        37,210        444,287
                                                                     -----------
                                                                         931,738
                                                                     -----------

DISTRIBUTORS (0.0%)
Audiovox Corp., Class A(a)                                  1,990         11,064
MWI Veterinary Supply, Inc.(a)                                520         16,162
                                                                     -----------
                                                                          27,226
                                                                     -----------

DIVERSIFIED CONSUMER SERVICES (1.8%)
American Public Education, Inc.(a)                            660         23,760
Capella Education Co.(a)                                    1,080         55,490
Career Education Corp.(a)                                   4,560        100,502
Corinthian Colleges, Inc.(a)                                3,280         50,512
DeVry, Inc.                                                 2,500        106,400
Hillenbrand, Inc.                                           4,470         81,265
Interval Leisure Group, Inc.(a)                             1,100          8,811
ITT Educational Services, Inc.(a)                           1,885        189,951
Matthews International Corp., Class A                       1,180         36,958
NutriSystem, Inc.                                           7,650        105,111
Pre-Paid Legal Services, Inc.(a)                            1,680         61,874
Regis Corp.                                                 5,240        100,294
Service Corp. International                                 8,880         40,226
Sotheby's                                                  13,760        159,754
Strayer Education, Inc.                                       799        151,339
Universal Technical Institute, Inc.(a)                      2,690         38,306
                                                                     -----------
                                                                       1,310,553
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES (1.2%)
Affiliated Managers Group, Inc.(a)                          3,100        176,235
Financial Federal Corp.                                     1,210         29,778
Greenhill & Co., Inc.                                       1,910        148,082
National Financial Partners Corp.                          52,510        370,721
Portfolio Recovery Associates, Inc.(a)                      2,050         71,688
Stifel Financial Corp.(a)                                   1,460         71,876
                                                                     -----------
                                                                         868,380
                                                                     -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Cincinnati Bell, Inc.(a)                                    7,770         21,678
FairPoint Communications, Inc.                             23,210         24,138
General Communication, Inc., Class A(a)                     1,510         11,567
Iowa Telecommunitcations Services, Inc.                     2,260         29,787
NeuStar, Inc., Class A(a)                                   6,280        119,383
                                                                     -----------
                                                                         206,553
                                                                     -----------

ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.                                                1,060         27,602
Central Vermont Public Service Corp.                        1,760         30,202
Cleco Corp.                                                 2,370         49,983
DPL, Inc.                                                   4,410         98,916
El Paso Electric Co.(a)                                     1,540         21,252
Great Plains Energy, Inc.                                   7,201        104,199
Hawaiian Electric Industries, Inc.                          3,590         55,789
IDACORP, Inc.                                               1,810         43,386
NV Energy, Inc.                                            11,240        115,210
UIL Holdings Corp.                                          1,990         45,949
Unisource Energy Corp.                                      1,460         38,427
Westar Energy, Inc.                                         6,080        106,582
                                                                     -----------
                                                                         737,497
                                                                     -----------

ELECTRICAL EQUIPMENT (1.2%)
A.O. Smith Corp.                                            1,030         32,023
Acuity Brands, Inc.                                         1,690         48,570
AMETEK, Inc.                                                4,970        160,084
AZZ, Inc.(a)                                                  410         12,681
Baldor Electric Co.                                         3,500         81,200
C&D Technologies, Inc.(a)                                   9,090         19,907
Hubbell, Inc., Class B                                      2,360         78,352
MagneTek, Inc.(a)                                           1,070          1,872
REGAL-BELOIT Corp.                                          1,340         54,444
Roper Industries, Inc.                                      4,120        187,831
Thomas & Betts Corp.(a)                                     4,390        136,617
Vicor Corp.                                                   570          3,061
Woodward Governor Co.                                       2,260         45,110
                                                                     -----------
                                                                         861,752
                                                                     -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.2%)
Agilysys, Inc.                                             19,850        119,695
Anixter International, Inc.(a)                              1,300         51,714
Arrow Electronics, Inc.(a)                                  6,990        158,953
Avnet, Inc.(a)                                              7,870        172,274
Axsys Technologies, Inc.(a)                                   840         35,204
Benchmark Electronics, Inc.(a)                              3,270         39,665
Brightpoint, Inc.(a)                                       18,530         96,541
Checkpoint Systems, Inc.(a)                                 1,690         20,534
Cognex Corp.                                                1,630         22,934
CTS Corp.                                                   4,880         29,622
Daktronics, Inc.                                            5,320         48,093
Electro Scientific Industries, Inc.(a)                      7,830         67,338
ESCO Technologies, Inc.(a)                                  1,040         43,243
FARO Technologies, Inc.(a)                                  3,270         49,573
Gerber Scientific, Inc.(a)                                 14,750         58,263
II-VI, Inc.(a)                                              2,650         63,520
Ingram Micro, Inc.(a)                                      11,740        170,465
Insight Enterprises, Inc.(a)                               27,700        158,444

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
Itron, Inc.(a)                                              1,510    $    69,460
Keithley Instruments, Inc.                                 33,410        115,599
Littelfuse, Inc.(a)                                         1,050         17,210
LoJack Corp.(a)                                             3,360         11,491
Mercury Computer Systems, Inc.(a)                             870          7,064
Methode Electronics, Inc.                                   2,640         15,893
Mettler-Toledo International, Inc.(a)                       1,610         99,224
MTS Systems Corp.                                             800         16,904
National Instruments Corp.                                  2,310         50,912
Newport Corp.(a)                                            1,130          5,639
Park Electrochemical Corp.                                  3,300         67,980
Plexus Corp.(a)                                             4,610        102,111
RadiSys Corp.(a)                                              900          6,453
Rogers Corp.(a)                                               860         21,887
ScanSource, Inc.(a)                                         1,360         33,606
SYNNEX Corp.(a)                                            13,450        289,578
Tech Data Corp.(a)                                          6,420        184,832
Technitrol, Inc.                                           42,660        173,626
Trimble Navigation Ltd.(a)                                  5,900        126,496
TTM Technologies, Inc.(a)                                   8,240         61,141
Vishay Intertechnology, Inc.(a)                            16,210         95,153
                                                                     -----------
                                                                       2,978,334
                                                                     -----------

ENERGY EQUIPMENT & SERVICES (2.9%)
Atwood Oceanics, Inc.(a)                                    2,330         52,006
Basic Energy Services, Inc.(a)                              7,940         80,988
Bristow Group, Inc.(a)                                      1,350         30,726
CARBO Ceramics, Inc.                                        1,590         48,829
Dril-Quip, Inc.(a)                                          2,630         90,419
Exterran Holdings, Inc.(a)                                  2,930         60,504
FMC Technologies, Inc.(a)                                   6,560        224,549
Gulf Island Fabrication, Inc.                                 650          8,411
Helix Energy Solutions Group, Inc.(a)                      14,040        127,624
Helmerich & Payne, Inc.                                     6,580        202,795
ION Geophysical Corp.(a)                                   14,890         37,225
Lufkin Industries, Inc.                                     1,430         49,907
Matrix Service Co.(a)                                       1,070         10,251
NATCO Group, Inc., Class A(a)                               3,010         72,421
Oceaneering International, Inc.(a)                          3,150        143,545
Patterson-UTI Energy, Inc.                                 12,510        159,002
Pride International, Inc.(a)                                6,920        157,084
SEACOR Holdings, Inc.(a)                                    1,350         88,722
Superior Energy Services, Inc.(a)                           5,540        106,423
Superior Well Services, Inc.(a)                             6,340         67,838
TETRA Technologies, Inc.(a)                                10,480         59,946
Tidewater, Inc.                                             2,060         89,095
Unit Corp.(a)                                               4,500        122,805
                                                                     -----------
                                                                       2,091,115
                                                                     -----------

FOOD & STAPLES RETAILING (0.6%)
BJ's Wholesale Club, Inc.(a)                                2,350         78,349
Casey's General Stores, Inc.                                2,020         53,752
Great Atlantic & Pacific Tea Co., Inc.(a)                  16,280        119,495
Nash Finch Co.                                                490         14,352
Ruddick Corp.                                               1,660         42,596
Spartan Stores, Inc.                                        2,400         39,048
United Natural Foods, Inc.(a)                               1,910         43,510
                                                                     -----------
                                                                         391,102
                                                                     -----------

FOOD PRODUCTS (1.3%)
Cal-Maine Foods, Inc.                                         490         12,970
Corn Products International, Inc.                           3,050         72,895
Diamond Foods, Inc.                                         2,230         58,404
Flowers Foods, Inc.                                         3,055         70,571
Green Mountain Coffee Roasters, Inc.(a)                     1,720        124,373
Hain Celestial Group, Inc.(a)                               1,720         28,707
J & J Snack Foods Corp.                                       570         22,093
Lancaster Colony Corp.                                        860         37,668
Lance, Inc.                                                 1,220         28,255
Mannatech, Inc.                                            26,890        117,510
Peet's Coffee & Tea, Inc.(a)                                  490         13,367
Ralcorp Holdings, Inc.(a)                                   2,350        134,326
Sanderson Farms, Inc.                                         720         28,728
Smithfield Foods, Inc.(a)                                  12,170        105,149
Tootsie Roll Industries, Inc.                                 978         23,814
TreeHouse Foods, Inc.(a)                                    1,300         34,567
                                                                     -----------
                                                                         913,397
                                                                     -----------

GAS UTILITIES (1.6%)
AGL Resources, Inc.                                         3,980        124,057
Atmos Energy Corp.                                          5,200        128,492
Energen Corp.                                               2,810        101,497
Laclede Group, Inc.                                           960         33,293
National Fuel Gas Co.                                       3,160        103,364
New Jersey Resources Corp.                                  1,700         55,964
Northwest Natural Gas Co.                                   1,160         47,444
ONEOK, Inc.                                                 5,640        147,599
Piedmont Natural Gas Co., Inc.                              2,760         67,399
South Jersey Industries, Inc.                               1,240         43,040
Southern Union Co.                                          7,120        113,279
Southwest Gas Corp.                                         1,850         37,389
UGI Corp.                                                   4,000         91,760
WGL Holdings, Inc.                                          2,010         62,591
                                                                     -----------
                                                                       1,157,168
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
Abaxis, Inc.(a)                                             2,860         43,243
American Medical Systems Holdings, Inc.(a)                  3,670         45,398
Analogic Corp.                                                670         24,388
Beckman Coulter, Inc.                                       2,600        136,656
Bio-Rad Laboratories, Inc., Class A(a)                        830         57,843
CONMED Corp.(a)                                             1,180         15,718
Cooper Cos., Inc.                                           1,970         56,637
Cyberonics, Inc.(a)                                           990         13,108

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
Edwards Lifesciences Corp.(a)                               2,300    $   145,774
Gen-Probe, Inc.(a)                                          2,810        135,329
Greatbatch, Inc.(a)                                         1,010         21,250
Haemonetics Corp.(a)                                        1,090         56,277
Hill-Rom Holdings, Inc.                                     2,640         34,267
Hologic, Inc.(a)                                           13,280        197,341
ICU Medical, Inc.(a)                                        1,170         43,992
IDEXX Laboratories, Inc.(a)                                 3,330        130,869
Immucor, Inc.(a)                                            4,500         73,305
Integra LifeSciences Holdings(a)                            1,840         47,509
Invacare Corp.                                              1,540         23,701
Kensey Nash Corp.(a)                                          680         14,239
Kinetic Concepts, Inc.(a)                                   5,550        137,418
Masimo Corp.(a)                                             1,890         54,621
Meridian Bioscience, Inc.                                   3,250         56,485
Merit Medical Systems, Inc.(a)                              1,300         20,163
Natus Medical, Inc.(a)                                      3,310         29,062
Osteotech, Inc.(a)                                            830          3,171
Palomar Medical Technologies, Inc.(a)                       9,600         82,656
ResMed, Inc.(a)                                             3,830        147,263
STERIS Corp.                                                2,400         57,840
SurModics, Inc.(a)                                          1,270         27,559
Symmetry Medical, Inc.(a)                                   4,670         33,904
Techne Corp.                                                2,060        117,873
Theragenics Corp.(a)                                        1,190          1,476
Thoratec Corp.(a)                                           2,210         64,222
Varian, Inc.(a)                                             1,300         42,926
West Pharmaceutical Services, Inc.                          1,340         43,751
Zoll Medical Corp.(a)                                         900         14,472
                                                                     -----------
                                                                       2,251,706
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Air Methods Corp.(a)                                        2,120         56,286
Almost Family, Inc.(a)                                        240          5,928
Amedisys, Inc.(a)                                           1,739         58,326
AMERIGROUP Corp.(a)                                         2,160         64,519
AMN Healthcare Services, Inc.(a)                            2,080         14,331
AmSurg Corp.(a)                                             2,280         46,831
Bio-Reference Laboratories, Inc.(a)                           460         11,808
Catalyst Health Solutions, Inc.(a)                          3,780         85,239
Centene Corp.(a)                                            1,760         32,331
Chemed Corp.                                                2,180         92,279
CorVel Corp.(a)                                               350          7,875
Cross Country Healthcare, Inc.(a)                           1,010          8,898
CryoLife, Inc.(a)                                             830          4,507
Gentiva Health Services, Inc.(a)                            1,190         18,957
Health Net, Inc.(a)                                         9,870        142,523
HealthSpring, Inc.(a)                                       2,000         18,460
Healthways, Inc.(a)                                         6,260         65,292
Henry Schein, Inc.(a)                                       3,640        149,386
inVentiv Health, Inc.(a)                                    7,620         84,506
Kindred Healthcare, Inc.(a)                                 5,580         72,652
LCA-Vision, Inc.                                           21,620        124,315
LHC Group, Inc.(a)                                          1,710         39,022
LifePoint Hospitals, Inc.(a)                                2,340         60,489
Lincare Holdings, Inc.(a)                                   4,400        106,172
Magellan Health Services, Inc.(a)                           3,200         94,592
MedCath Corp.(a)                                            1,340         13,561
MEDNAX, Inc.(a)                                             2,640         94,776
Molina Healthcare, Inc.(a)                                  2,270         49,145
Odyssey Healthcare, Inc.(a)                                 1,220         12,639
Omnicare, Inc.                                              4,200        107,982
Owens & Minor, Inc.                                         1,660         57,569
PharMerica Corp.(a)                                         1,440         26,280
PSS World Medical, Inc.(a)                                  2,240         32,525
Psychiatric Solutions, Inc.(a)                              2,340         45,373
RehabCare, Inc.(a)                                            870         14,529
Res-Care, Inc.(a)                                           1,080         17,302
VCA Antech, Inc.(a)                                         5,800        145,116
WellCare Health Plans, Inc.(a)                              5,340         80,153
                                                                     -----------
                                                                       2,162,474
                                                                     -----------

HEALTH CARE TECHNOLOGY (0.1%)
Computer Programs & Systems, Inc.                             370         12,946
Eclipsys Corp.(a)                                           2,150         28,380
eResearchTechnology, Inc.(a)                                5,420         27,480
Omnicell, Inc.(a)                                           1,350         11,880
Phase Forward, Inc.(a)                                      1,670         23,814
                                                                     -----------
                                                                         104,500
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE (3.4%)
Bob Evans Farms, Inc.                                       2,630         63,777
Brinker International, Inc.                                11,340        200,945
California Pizza Kitchen, Inc.(a)                             990         15,553
CEC Entertainment, Inc.(a)                                  2,230         67,926
Cheesecake Factory(a)                                       3,380         58,711
CKE Restaurants, Inc.                                       2,970         28,423
International Speedway Corp., Class A                       1,490         35,283
Jack in the Box, Inc.(a)                                    2,400         59,016
LIFE TIME FITNESS, Inc.(a)                                  1,840         34,518
Marcus Corp.                                                  990         12,573
O'Charley's, Inc.                                          76,540        533,484
P.F. Chang's China Bistro, Inc.(a)                          2,280         68,810
Panera Bread Co., Class A(a)                                2,070        115,941
Papa John's International, Inc.(a)                          2,750         72,985
Red Robin Gourmet Burgers, Inc.(a)                            890         21,849
Ruby Tuesday, Inc.(a)                                      91,700        704,256
Ruth's Hospitality Group, Inc.(a)                          51,720        187,226
Sonic Corp.(a)                                              3,250         35,490
Texas Roadhouse, Inc., Class A(a)                           1,760         20,029
The Steak n Shake Co.(a)                                    2,680         30,981
Wendy's/Arby's Group, Inc., Class A                        15,270         76,350
                                                                     -----------
                                                                       2,444,126
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
HOUSEHOLD DURABLES (1.5%)
American Greetings Corp., Class A                           6,000     $   47,100
Ethan Allen Interiors, Inc.                                 6,000         80,700
Interface, Inc.                                             1,830         10,596
La-Z-Boy, Inc.                                             24,660         65,596
M.D.C. Holdings, Inc.                                       1,640         56,055
M/I Homes, Inc.                                               950         14,507
Meritage Homes Corp.(a)                                     4,450         92,604
Mohawk Industries, Inc.(a)                                  2,450        115,909
National Presto Industries, Inc.                              700         49,882
NVR, Inc.(a)                                                  381        192,546
Russ Berrie & Co., Inc.(a)                                 16,330         31,190
Ryland Group, Inc.                                          1,950         40,385
Skyline Corp.                                                 400          8,292
Standard Pacific Corp.(a)                                  39,120         73,154
Toll Brothers, Inc.(a)                                      7,260        147,088
Tupperware Corp.                                            2,590         64,828
Universal Electronics, Inc.(a)                                710         13,305
                                                                     -----------
                                                                       1,103,737
                                                                     -----------

HOUSEHOLD PRODUCTS (0.6%)
Central Garden & Pet Co., Class A(a)                        3,450         31,291
Church & Dwight Co., Inc.                                   3,370        183,362
Energizer Holdings, Inc.(a)                                 3,750        214,875
WD-40 Co.                                                     770         20,836
                                                                     -----------
                                                                         450,364
                                                                     -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.                                           2,680         53,278
                                                                     -----------

INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.                                         2,570         58,468
Standex International Corp.                                   700          9,709
Teleflex, Inc.                                              1,630         70,057
Tredegar Corp.                                                870         15,295
                                                                     -----------
                                                                         153,529
                                                                     -----------

INSURANCE (3.6%)
American Financial Group, Inc.                              3,260         57,311
American Physicians Capital, Inc.                           1,170         48,742
Amerisafe, Inc.(a)                                          2,580         39,629
Arthur J. Gallagher & Co.                                   3,830         86,098
Brown & Brown, Inc.                                         6,400        124,544
Delphi Financial Group, Inc., Class A                       3,685         63,640
eHealth, Inc.(a)                                            4,810         92,304
Everest Re Group Ltd.                                       2,560        191,078
Fidelity National Financial, Inc., Class A                 12,060        218,648
First American Financial Corp.                              4,730        132,818
HCC Insurance Holdings, Inc.                                6,170        147,586
Horace Mann Educators Corp.                                 7,630         66,991
Infinity Property & Casualty Corp.                            540         19,030
Mercury General Corp.                                       1,480         49,994
Old Republic International Corp.                           14,320        134,178
Presidential Life Corp.                                     4,750         50,778
ProAssurance Corp.(a)                                       1,370         60,198
Protective Life Corp.                                      11,780        100,955
Reinsurance Group of America, Inc.                          3,070         97,595
RLI Corp.                                                     750         36,023
Safety Insurance Group, Inc.                                  660         21,813
Selective Insurance Group, Inc.                             2,230         32,915
StanCorp Financial Group, Inc.                              2,120         58,152
Stewart Information Services Corp.                          7,040        159,174
The Hanover Insurance Group, Inc.                           2,750         82,445
The Navigators Group, Inc.(a)                                 570         25,867
Tower Group, Inc.                                           1,250         33,988
United Fire & Casualty Co.                                  1,000         18,670
Unitrin, Inc.                                               6,780        115,260
W.R. Berkley Corp.                                          6,900        164,979
Zenith National Insurance Corp.                             1,655         37,717
                                                                     -----------
                                                                       2,569,120
                                                                     -----------

INTERNET & CATALOG RETAIL (0.2%)
Netflix, Inc.(a)                                            3,240        146,804
                                                                     -----------

INTERNET SOFTWARE & SERVICES (2.0%)
Bankrate, Inc.(a)                                           1,990         49,750
Blue Nile, Inc.(a)                                            710         30,218
comScore, Inc.(a)                                             550          7,018
Concur Technologies, Inc.(a)                                2,900         78,503
DealerTrack Holdings, Inc.(a)                               7,240        109,903
Digital River, Inc.(a)                                      3,670        141,001
InfoSpace, Inc.(a)                                         10,750         71,273
J2 Global Communications, Inc.(a)                           5,360        128,586
Perficient, Inc.(a)                                        14,290         99,601
PetMed Express, Inc.(a)                                     4,960         80,650
Priceline.com, Inc.(a)                                      2,000        194,180
Stamps.com, Inc.(a)                                        10,050         94,068
The Knot, Inc.(a)                                           8,530         77,367
United Online, Inc.                                        12,470         66,091
ValueClick, Inc.(a)                                         9,930        105,258
Websense, Inc.(a)                                           4,860         86,654
                                                                     -----------
                                                                       1,420,121
                                                                     -----------

IT SERVICES (2.4%)
3Com Corp.(a)                                              12,320         49,896
Acxiom Corp.                                                3,620         34,933
Alliance Data Systems Corp.(a)                              3,230        135,240
Broadridge Financial Solutions, Inc.                        5,640        109,134
CACI International, Inc., Class A(a)                        1,720         68,026
Cerner Corp.(a)                                             3,360        180,768

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Ciber, Inc.(a)                                              4,560    $    14,729
CSG Systems International, Inc.(a)                          1,280         18,560
CyberSource Corp.(a)                                        7,616        111,270
DST Systems, Inc.(a)                                        3,270        118,276
Gartner, Inc.(a)                                            3,800         51,338
Gevity HR, Inc.                                            82,810        327,928
Global Payments, Inc.                                       3,980        127,599
Hewitt Associates, Inc., Class A(a)                         3,340        104,742
ManTech International Corp., Class A(a)                       860         31,123
MAXIMUS, Inc.                                                 710         28,634
MPS Group, Inc.(a)                                          3,040         24,442
SRA International, Inc., Class A(a)                         2,110         32,473
Stanley, Inc.(a)                                            1,530         39,443
StarTek, Inc.(a)                                           15,760         64,931
Sykes Enterprises, Inc.(a)                                  2,660         52,296
                                                                     -----------
                                                                       1,725,781
                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat, Inc.                                           11,150         44,600
Brunswick Corp.                                            53,920        322,442
Callaway Golf Co.                                           2,750         20,763
JAKKS Pacific, Inc.(a)                                      1,300         16,445
MarineMax, Inc.(a)                                         29,950        136,272
Nautilus Group, Inc.(a)                                     7,800          7,800
Polaris Industries, Inc.                                    1,620         54,189
Pool Corp.                                                  5,730        102,338
RC2 Corp.(a)                                                  900         10,179
Sturm, Ruger & Co., Inc.(a)                                   730          8,986
                                                                     -----------
                                                                         724,014
                                                                     -----------
LIFE SCIENCES TOOLS AND SERVICES (0.6%)
Affymetrix, Inc.(a)                                         6,910         32,408
Cambrex Corp.(a)                                            3,010          7,013
Charles River Laboratories International, Inc.(a)           2,770         76,591
Covance, Inc.(a)                                            2,610        102,521
Dionex Corp.(a)                                             1,490         93,870
Enzo Biochem, Inc.(a)                                       1,040          4,264
Kendle International, Inc.(a)                                 630          5,607
PAREXEL International Corp.(a)                              2,130         21,108
Pharmaceutical Product Development, Inc.                    5,730        112,365
                                                                     -----------
                                                                         455,747
                                                                     -----------
MACHINERY (4.2%)
Actuant Corp., Class A                                      5,640         69,146
AGCO Corp.(a)                                               3,850         93,555
Albany International Corp., Class A                         1,430         13,270
Applied Industrial Technologies, Inc.                       1,420         31,950
Astec Industries, Inc.(a)                                   2,470         76,125
Barnes Group, Inc.                                          3,720         52,675
Briggs & Stratton Corp.                                     4,980         74,102
Bucyrus International, Inc.                                 5,360        116,366
Cascade Corp.                                                 440         10,635
CIRCOR International, Inc.                                    780         20,069
CLARCOR, Inc.                                               2,050         63,714
Crane Co.                                                   3,980         91,898
Donaldson Co., Inc.                                         4,050        133,609
EnPro Industries, Inc.(a)                                     960         15,322
Federal Signal Corp.                                        5,400         41,958
Gardner Denver, Inc.(a)                                     3,600         95,832
Graco, Inc.                                                 4,730        111,581
Harsco Corp.                                                3,400         93,670
IDEX Corp.                                                  3,390         85,598
Intevac, Inc.(a)                                           18,300        126,087
John Bean Technologies Corp.                               10,215        112,569
Joy Global, Inc.                                            7,340        187,170
Kaydon Corp.                                                1,490         47,620
Kennametal, Inc.                                            3,110         63,600
Lincoln Electric Holdings, Inc.                             2,320        103,310
Lindsay Manufacturing Co.                                     590         22,957
Lydall, Inc.(a)                                             2,090          8,966
Mueller Industries, Inc.                                    3,110         68,327
Nordson Corp.                                               1,490         54,057
Oshkosh Truck Corp.                                        21,300        204,480
Pentair, Inc.                                               4,070        108,425
Robbins & Myers, Inc.                                       1,490         28,236
SPX Corp.                                                   2,130         98,342
Terex Corp.(a)                                              6,920         95,496
The Timken Co.                                              6,210         99,857
Toro Co.                                                    2,840         86,279
Trinity Industries, Inc.                                    7,710        112,643
Valmont Industries, Inc.                                      690         44,008
Wabash National Corp.                                      16,500         20,625
Watts Water Technologies, Inc.                              1,230         27,380
                                                                     -----------
                                                                       3,011,509
                                                                     -----------
MARINE (0.3%)
Alexander & Baldwin, Inc.                                   2,890         76,990
Kirby Corp.(a)                                              2,240         69,126
Overseas Shipholding Group, Inc.                            1,180         33,878
                                                                     -----------
                                                                         179,994
                                                                     -----------
MEDIA (0.8%)
DreamWorks Animation SKG, Inc., Class A(a)                  4,650        111,646
Harte-Hanks, Inc.                                           7,870         65,006
John Wiley & Sons, Inc., Class A                            2,640         89,496
Lamar Advertising Co., Class A(a)                           6,670        112,723
Live Nation, Inc.(a)                                       17,200         67,252
Scholastic Corp.                                            1,790         35,317
The E.W. Scripps Co., Class A                              58,200        114,654
                                                                     -----------
                                                                         596,094
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
METALS & MINING (1.3%)
A.M. Castle & Co.                                           7,180    $    69,574
AMCOL International Corp.                                     910         17,636
Brush Engineered Materials, Inc.(a)                         5,010         84,769
Carpenter Technology Corp.                                  1,930         39,893
Century Aluminum Co.(a)                                     1,960          7,918
Cliffs Natural Resources, Inc.                              7,480        172,489
Commercial Metals Co.                                       4,920         73,210
Gibraltar Industries, Inc.                                  1,420          9,514
Olympic Steel, Inc.                                           390          7,153
Patriot Coal Corp.(a)                                       2,480         15,624
Reliance Steel & Aluminum Co.                               4,770        168,047
RTI International Metals, Inc.(a)                           1,090         14,181
Steel Dynamics, Inc.                                       13,020        162,099
Worthington Industries, Inc.                                5,130         76,437
                                                                     -----------
                                                                         918,544
                                                                     -----------
MULTI-UTILITIES (1.0%)
Alliant Energy Corp.                                        4,340         97,042
Avista Corp.                                                2,430         36,572
CH Energy Group, Inc.                                       1,290         57,328
MDU Resources Group, Inc.                                   7,370        129,491
NSTAR                                                       4,350        136,633
OGE Energy Corp.                                            4,870        125,208
PNM Resources, Inc.                                         7,850         66,882
Vectren Corp.                                               3,050         67,618
                                                                     -----------
                                                                         716,774
                                                                     -----------
MULTILINE RETAIL (0.4%)
99 Cents Only Stores(a)                                     2,260         24,272
Fred's, Inc.                                                2,330         31,828
Saks, Inc.(a)                                               4,950         25,789
The Andersons, Inc.                                         4,880         78,422
Tuesday Morning Corp.(a)                                   46,180        157,474
                                                                     -----------
                                                                         317,785
                                                                     -----------
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)                        2,710         57,588
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS (2.3%)
Arch Coal, Inc.                                             5,890         82,283
Bill Barrett Corp.(a)                                       1,590         41,308
Cimarex Energy Co.                                          3,410         91,729
Comstock Resources, Inc.(a)                                 2,270         78,224
Encore Acquisition Co.(a)                                   4,140        120,847
Forest Oil Corp.(a)                                         4,140         66,240
Frontier Oil Corp.                                         10,020        127,354
Holly Corp.                                                 1,700         35,632
Hornbeck Offshore Services, Inc.(a)                         4,870        113,130
Mariner Energy, Inc.(a)                                     3,650         41,537
Newfield Exploration Co.(a)                                 5,290        164,942
Oil States International, Inc.(a)                           4,750         89,775
Penn Virginia Corp.                                         3,650         51,356
Petroleum Development Corp.(a)                              3,900         63,219
PetroQuest Energy, Inc.(a)                                  7,410         22,304
Pioneer Drilling Co.(a)                                     6,680         33,400
Plains Exploration & Production Co.(a)                      4,390         82,839
Quicksilver Resources, Inc.(a)                             11,960         97,235
St. Mary Land & Exploration Co.                             6,030        107,756
Stone Energy Corp.(a)                                       1,640          7,069
Swift Energy Co.(a)                                         4,520         48,907
World Fuel Services Corp.                                   1,210         46,137
                                                                     -----------
                                                                       1,613,223
                                                                     -----------
PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies, Inc.(a)                               8,190         42,178
Clearwater Paper Corp.(a)                                     635          9,665
Deltic Timber Corp.                                           850         35,819
Louisiana-Pacific Corp.                                    40,740        165,812
Neenah Paper, Inc.                                         13,030         65,280
Wausau-Mosinee Paper Corp.                                  2,530         22,087
                                                                     -----------
                                                                         340,841
                                                                     -----------
PERSONAL PRODUCTS (0.5%)
Alberto-Culver Co.                                          3,270         72,888
Blyth, Inc.                                                 2,402        105,880
Chattem, Inc.(a)                                            1,250         68,638
Helen of Troy Ltd.(a)                                       1,010         16,110
NBTY, Inc.(a)                                               2,440         63,220
                                                                     -----------
                                                                         326,736
                                                                     -----------
PHARMACEUTICALS (1.0%)
Cubist Pharmaceuticals, Inc.(a)                             6,110        101,426
Endo Pharmaceuticals Holdings, Inc.(a)                      6,110        101,059
Medicis Pharmaceutical Corp., Class A                       2,570         41,300
Noven Pharmaceuticals, Inc.(a)                                910          9,391
Par Pharmaceutical Cos., Inc.(a)                            1,730         18,563
Perrigo Co.                                                 3,110         80,611
Salix Pharmaceuticals Ltd.(a)                               3,970         43,670
Sepracor, Inc.(a)                                          12,960        184,162
Valeant Pharmaceuticals International(a)                    3,220         53,967
ViroPharma, Inc.(a)                                        10,360         58,327
                                                                     -----------
                                                                         692,476
                                                                     -----------
RADIO BROADCASTING (0.0%)
Arbitron, Inc.                                              1,460         30,397
                                                                     -----------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.1%)
Forestar Group, Inc.(a)                                     1,450         18,647
Post Properties, Inc.                                       5,990         76,432
                                                                     -----------
                                                                          95,079
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
REAL ESTATE INVESTMENT TRUST (6.1%)
Acadia Realty Trust                                         2,897    $    42,007
Alexandria Real Estate Equities, Inc.                       2,430         88,646
AMB Property Corp.                                          5,150         98,313
BioMed Realty Trust, Inc.                                   9,990        113,986
BRE Properties, Inc.                                        3,650         89,680
Camden Property Trust                                       4,090        110,962
Cedar Shopping Centers, Inc.                               14,220         51,050
Colonial Properties Trust                                  18,320        132,637
Corporate Office Properties Trust                           1,790         54,702
Cousins Properties, Inc.                                    4,890         41,321
DiamondRock Hospitality Co.                                19,110        124,024
Duke Realty Corp.                                          12,010        117,338
Eastgroup Properties, Inc.                                  1,930         64,867
Entertainment Properties Trust                              3,520         81,347
Equity One, Inc.                                            3,750         55,800
Essex Property Trust, Inc.                                  1,150         73,014
Extra Space Storage, Inc.                                   7,820         55,600
Federal Realty Investment Trust                             2,460        135,792
Franklin Street Properties Corp.                            4,330         57,806
Highwood Properties, Inc.                                   4,350        104,356
Home Properties, Inc.                                       2,480         90,371
Hospitality Properties Trust                                9,380        114,811
Inland Real Estate Corp.                                    4,470         39,247
Kilroy Realty Corp.                                         2,920         62,897
Kite Realty Group Trust                                    17,530         61,355
Lexington Corp. Properties Trust                           17,460         67,220
Liberty Property Trust                                      6,420        156,263
LTC Properties, Inc.                                        3,170         57,092
Macerich Co.                                                6,580        115,347
Mack-Cali Realty Corp.                                      5,590        150,147
Medical Properties Trust, Inc.                              4,430         23,656
Mid-America Apartment Communities, Inc.                     2,090         77,309
National Retail Properties, Inc.                            6,620        117,439
Nationwide Health Properties, Inc.                          5,530        136,536
OMEGA Healthcare Investors, Inc.                            5,420         85,202
Parkway Properties, Inc.                                    5,750         79,753
Pennsylvania Real Estate Investment Trust                  21,750        168,562
Potlatch Corp.                                              1,770         52,056
PS Business Parks, Inc.                                       670         29,313
Rayonier, Inc.                                              3,250        125,515
Realty Income Corp.                                         5,710        127,504
Regency Centers Corp.                                       3,890        145,680
Senior Housing Properties Trust                             7,750        127,022
SL Green Realty Corp.                                       6,730        118,852
Sovran Self Storage, Inc.                                   2,480         55,899
Tanger Factory Outlet Centers, Inc.                         1,330         44,316
UDR, Inc.                                                   7,731         77,851
Urstadt Biddle Properties, Inc., Class A                    2,620         40,243
Weingarten Realty Investors                                 6,140         95,416
                                                                     -----------
                                                                       4,336,122
                                                                     -----------
REAL ESTATE MANAGEMENT - SERVICE (0.2%)
Jones Lang LaSalle, Inc.                                    3,120        100,682
LaSalle Hotel Properties                                    2,000         23,920
                                                                     -----------
                                                                         124,602
                                                                     -----------
RESTAURANTS (0.5%)
Chipotle Mexican Grill, Inc., Class A(a)                    2,070        167,856
DineEquity, Inc.                                            5,310        170,133
                                                                     -----------
                                                                         337,989
                                                                     -----------
RETAIL (0.2%)
Cracker Barrel Old Country Store, Inc.                      3,530        115,114
HSN, Inc.(a)                                                4,030         27,847
                                                                     -----------
                                                                         142,961
                                                                     -----------
ROAD & RAIL (1.2%)
Arkansas Best Corp.                                         1,080         24,926
Atmel Corp.(a)                                             14,710         56,486
Con-way, Inc.                                               3,990         98,872
Heartland Express, Inc.                                     4,273         63,881
J.B. Hunt Transport Services, Inc.                          4,980        140,038
Kansas City Southern(a)                                     3,850         58,712
Knight Transportation, Inc.                                 4,810         85,041
Landstar System, Inc.                                       3,600        128,196
Old Dominion Freight Line, Inc.(a)                          2,035         57,285
Wabtec Corp.                                                1,890         72,085
Werner Enterprises, Inc.                                    1,870         30,575
YRC Worldwide, Inc.(a)                                     15,060         45,632
                                                                     -----------
                                                                         861,729
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Actel Corp.(a)                                              1,000         12,370
Advanced Energy Industries, Inc.(a)                         1,310         11,043
ATMI, Inc.(a)                                               4,630         73,108
Brooks Automation, Inc.(a)                                  2,290         14,244
Cabot Microelectronics Corp.(a)                             1,150         33,131
Cohu, Inc.                                                    820          8,003
Cree, Inc.(a)                                               5,060        138,593
Cymer, Inc.(a)                                              2,290         65,059
Cypress Semiconductor Corp.(a)                             12,940        102,614
Diodes, Inc.(a)                                             7,950        118,296
DSP Group, Inc.(a)                                          1,000          6,290
Exar Corp.(a)                                               1,430          8,795
Fairchild Semiconductor International, Inc.(a)              4,520         27,843
FEI Co.(a)                                                  1,590         27,316
Hittite Microwave Corp.(a)                                  3,260        121,142
Integrated Device Technology, Inc.(a)                       6,170         33,503
International Rectifier Corp.(a)                            3,310         55,873
Intersil Corp., Class A                                     9,160        106,256
Kopin Corp.(a)                                              2,090          5,748
Kulicke & Soffa Industries, Inc.(a)                        31,750        127,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Lam Research Corp.(a)                                       8,650    $   241,162
Micrel, Inc.                                                8,320         62,400
Microsemi Corp.(a)                                          3,280         44,018
MKS Instruments, Inc.(a)                                    5,770         90,300
Pericom Semiconductor Corp.(a)                             12,200        108,702
RF Micro Devices, Inc.(a)                                  27,340         57,687
Rudolph Technologies, Inc.(a)                               9,210         48,168
Semtech Corp.(a)                                            2,080         29,994
Silicon Laboratories, Inc.(a)                               3,610        120,069
Skyworks Solutions, Inc.(a)                                 5,700         50,388
Standard Microsystems Corp.(a)                              1,180         18,715
Supertex, Inc.(a)                                             590         15,175
TriQuint Semiconductor, Inc.(a)                             4,290         16,431
Ultratech, Inc.(a)                                            800         10,816
Varian Semiconductor Equipment Associates, Inc.(a)          5,050        129,229
Veeco Instruments, Inc.(a)                                  1,130          8,181
                                                                     -----------
                                                                       2,147,662
                                                                     -----------
SOFTWARE (2.9%)
ACI Worldwide, Inc.(a)                                      2,840         49,047
Advent Software, Inc.(a)                                      690         22,936
ANSYS, Inc.(a)                                              4,469        123,434
Blackbaud, Inc.                                             4,990         75,948
Cadence Design Systems, Inc.(a)                             9,240         51,559
Catapult Communications Corp.(a)                              400          2,956
CommVault Systems, Inc.(a)                                  8,240        102,588
Ebix, Inc.(a)                                               1,710         47,538
Epicor Software Corp.(a)                                   16,420         90,638
EPIQ Systems, Inc.(a)                                       3,675         56,852
FactSet Research Systems, Inc.                              2,870        153,803
Fair Issac Corp.                                            2,410         40,536
Informatica Corp.(a)                                        3,430         54,537
Jack Henry & Associates, Inc.                               3,300         59,466
JDA Software Group, Inc.(a)                                 1,060         14,957
Macrovision Solutions Corp.(a)                              3,430         69,355
Manhattan Associates, Inc.(a)                               1,020         16,952
Mentor Graphics Corp.(a)                                    3,330         22,378
Metavante Technologies, Inc.(a)                             5,110        120,545
MICROS Systems, Inc.(a)                                     4,720         99,026
Parametric Technology Corp.(a)                              7,230         80,614
Phoenix Technologies Ltd.(a)                                  800          2,280
Progress Software Corp.(a)                                  1,700         36,023
Quality Systems, Inc.                                       2,300        123,326
Radiant Systems, Inc.(a)                                      840          6,191
Smith Micro Software, Inc.(a)                              10,900         93,740
Sonic Solutions(a)                                          7,890         17,358
SPSS, Inc.(a)                                                 840         25,956
Sybase, Inc.(a)                                             3,270        111,049
Synopsys, Inc.(a)                                           7,950        173,151
Taleo Corp., Class A(a)                                     1,850         22,218
Tyler Technologies, Inc.(a)                                 2,910         48,015
Wind River Systems, Inc.(a)                                 2,360         17,299
                                                                     -----------
                                                                       2,032,271
                                                                     -----------
SPECIALTY RETAIL (7.6%)
Aaron, Inc.                                                 2,130         71,483
Advance Auto Parts, Inc.                                    4,740        207,375
Aeropostale, Inc.(a)                                        6,850        232,694
American Eagle Outfitters, Inc.                             8,930        132,343
AnnTaylor Stores Corp.(a)                                  14,200        104,938
Big 5 Sporting Goods Corp.                                 22,980        189,125
Cabela's, Inc.(a)                                           2,670         34,203
CarMax, Inc.(a)                                             8,850        112,926
Cato Corp.                                                  1,490         28,638
Charlotte Russe Holding, Inc.(a)                              790          9,915
Chico's FAS, Inc.(a)                                       19,660        150,202
Children's Place Retail Stores, Inc.(a)                     2,600         73,944
Christopher & Banks Corp.                                  20,270        112,701
Coldwater Creek, Inc.(a)                                    1,950          6,728
Collective Brands, Inc.(a)                                  2,920         42,398
Dick's Sporting Goods, Inc.(a)                              5,800        110,200
Dollar Tree, Inc.(a)                                        4,230        179,098
Finish Line, Inc., Class A                                  3,007         25,560
Foot Locker, Inc.                                          18,480        219,727
Genesco, Inc.(a)                                              970         22,097
Group 1 Automotive, Inc.                                   13,790        293,727
Guess?, Inc.                                                5,950        154,938
Gymboree Corp.(a)                                           2,100         72,240
Haverty Furniture Cos., Inc.                                1,810         19,639
Hibbett Sports, Inc.(a)                                     3,760         78,396
Hot Topic, Inc.(a)                                          1,500         18,360
Jo-Ann Stores, Inc.(a)                                      1,330         24,366
Jos. A. Bank Clothiers, Inc.(a)                             2,152         87,027
Lithia Motors, Inc., Class A                               52,850        154,322
Men's Wearhouse, Inc.                                       4,480         83,507
Midas Group, Inc.(a)                                          600          6,000
Movado Group, Inc.                                          1,050          9,629
OfficeMax, Inc.                                            28,250        210,462
PETsMart, Inc.                                              5,200        118,976
Rent-A-Center, Inc.(a)                                      2,940         56,595
Ross Stores, Inc.                                           6,510        246,989
Sonic Automotive, Inc., Class A                            43,550        224,718
Stage Stores, Inc.                                         12,322        150,944
Stein Mart, Inc.(a)                                        90,020        393,387
The Dress Barn, Inc.(a)                                     5,660         85,692
The Pep Boys - Manny, Moe & Jack                           26,350        194,990
Tractor Supply Co.(a)                                       2,160         87,221
Tween Brands, Inc.(a)                                      11,550         33,726
Urban Outfitters, Inc.(a)                                   7,940        154,751
Williams-Sonoma, Inc.                                      15,760        220,640

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Zale Corp.(a)                                              16,480    $    61,306
Zumiez, Inc.(a)                                             7,690         92,741
                                                                     -----------
                                                                       5,401,584
                                                                     -----------
TEXTILES APPAREL & LUXURY GOODS (3.0%)
Brown Shoe Co., Inc.                                       12,975         83,429
Carter's, Inc.(a)                                           3,150         67,347
Crocs, Inc.(a)                                             66,600        149,850
Deckers Outdoor Corp.(a)                                    1,070         60,476
Fossil, Inc.(a)                                             3,720         74,995
Hanesbrands, Inc.(a)                                        4,080         67,157
Iconix Brand Group, Inc.(a)                                 2,380         33,939
J Crew Group, Inc.(a)                                       9,920        170,723
K-Swiss, Inc., Class A                                      5,340         53,614
Liz Claiborne, Inc.                                        53,850        255,249
Maidenform Brands, Inc.(a)                                  3,790         48,322
Oxford Industries, Inc.                                    20,790        202,495
Perry Ellis International, Inc.(a)                         13,790        101,081
Phillips-Van Heusen Corp.                                   2,300         66,769
Quiksilver, Inc.(a)                                        43,560         71,874
Skechers U.S.A., Inc., Class A(a)                           1,390         16,263
The Buckle, Inc.                                            1,015         37,930
The Timberland Co., Class A(a)                              4,920         79,901
The Warnaco Group, Inc.(a)                                  3,750        108,150
True Religion Apparel, Inc.(a)                              8,360        131,754
Under Armour, Inc., Class A(a)                              4,040         95,102
UniFirst Corp.                                                660         24,611
Volcom, Inc.(a)                                             5,210         70,283
Wolverine World Wide, Inc.                                  1,990         41,452
                                                                     -----------
                                                                       2,112,766
                                                                     -----------
THRIFTS & MORTGAGE FINANCE (1.1%)
Astoria Financial Corp.                                     4,600         37,996
Bank Mutual Corp.                                           2,860         29,372
Brookline Bancorp, Inc.                                     4,410         43,747
Dime Community Bancshares, Inc.                             1,490         12,427
First Niagara Financial Group, Inc.                         5,060         68,512
Flagstar Bancorp, Inc.(a)                                 136,870        198,462
Guaranty Financial Group, Inc.(a)                          56,860         33,547
New York Community Bancorp, Inc.                           16,440        185,937
NewAlliance Bancshares, Inc.                                2,940         37,955
TrustCo Bank Corp. NY                                       3,990         23,940
Washington Federal, Inc.                                    5,200         67,496
Webster Financial Corp.                                     7,960         41,631
                                                                     -----------
                                                                         781,022
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.                                                  2,100         63,231
Lawson Products, Inc.                                         340          3,903
MSC Industrial Direct Co., Inc., Class A                    2,960        120,916
United Rentals, Inc.(a)                                     3,300         19,998
Watsco, Inc.                                                1,080         46,386
                                                                     -----------
                                                                         254,434
                                                                     -----------
WATER UTILITIES (0.2%)
American States Water Co.                                     740         25,552
Aqua America, Inc.                                          4,810         88,264
Calgon Carbon Corp.(a)                                      2,130         36,167
                                                                     -----------
                                                                         149,983
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Neutral Tandem, Inc.(a)                                       680         19,448
Syniverse Holdings, Inc.(a)                                 1,830         23,058
Telephone & Data Systems, Inc.                              4,330        124,141
                                                                     -----------
                                                                         166,647
                                                                     -----------
TOTAL COMMON STOCKS
  (COST $93,915,502)                                                  70,926,910
                                                                     -----------
SHORT-TERM INVESTMENTS (0.6%)
AIM Short Term Prime Money Market, 0.29%(b)                21,082         21,082
Fifth Third Institutional Government Money
  Market Fund, 0.32%(b)                                   397,774        397,774
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $418,856)                                                        418,856
                                                                     -----------
     TOTAL INVESTMENTS
       (COST $94,334,358) 100.1%                                      71,345,766
     LIABILITIES IN EXCESS OF
       OTHER ASSETS (0.1)%                                               (78,667)
                                                                     -----------
     NET ASSETS 100.0%                                               $71,267,099
                                                                     ===========

(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of April 30, 2009.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
COMMON STOCKS (99.3%)

AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR                   2,220    $    36,008
                                                                     -----------
AIRLINES (0.2%)
Lan Airlines SA, Sponsored ADR                              3,680         33,378
Ryanair Holdings PLC, Sponsored ADR(a)                      3,340         91,349
                                                                     -----------
                                                                         124,727
                                                                     -----------
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A                          1,840         62,486
                                                                     -----------
AUTOMOBILES (4.3%)
DaimlerChrysler AG                                         12,490        445,893
Honda Motor Co., Ltd., Sponsored ADR                       20,430        593,696
Nissan Motor Co., Ltd., Sponsored ADR                      13,110        136,344
Toyota Motor Corp., Sponsored ADR                          17,600      1,393,216
                                                                     -----------
                                                                       2,569,149
                                                                     -----------
CAPITAL MARKETS (2.6%)
Credit Suisse Group, Sponsored ADR                         13,220        506,062
Deutsche Bank AG, Registered                                7,340        384,836
Nomura Holdings, Inc., ADR                                 27,030        162,450
UBS AG, ADR(a)                                             36,763        501,447
                                                                     -----------
                                                                       1,554,795
                                                                     -----------
CHEMICALS (1.3%)
Agrium, Inc.                                                2,060         88,621
Potash Corp. of Saskatchewan, Inc.                          3,730        322,608
Sociedad Quimica y Minera de Chile SA, Sponsored ADR        1,660         52,307
Syngenta AG, ADR                                            7,230        308,359
                                                                     -----------
                                                                         771,895
                                                                     -----------
COMMERCIAL BANKS (15.5%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR          48,520        524,988
Banco Bradesco SA, Sponsored ADR                           41,470        509,252
Banco de Chile, ADR                                         1,168         42,317
Banco Santander Central Hispano SA, Sponsored ADR         103,480        946,842
Banco Santander Chile SA, ADR                               1,350         47,804
Bank of Montreal                                            8,090        267,051
Bank of Nova Scotia                                        14,030        399,294
Barclays PLC, Sponsored ADR                                25,650        410,656
Canadian Imperial Bank of Commerce                          5,590        250,488
HDFC Bank Ltd., ADR                                         1,530        113,251
HSBC Holdings PLC, Sponsored ADR                           44,060      1,568,536
ICICI Bank Ltd., Sponsored ADR                              5,990        123,574
Itau Unibanco Banco Multiplo SA, ADR                       52,707        723,667
Lloyds TSB Group PLC, Sponsored ADR                        27,800        178,198
Mitsubishi UFJ Financial Group, Inc., ADR                 131,720        713,922
Mizuho Financial Group, Inc., ADR(a)                       69,190        291,290
National Bank of Greece SA, ADR                            24,926        101,449
Royal Bank of Canada                                       18,860        666,512
Royal Bank of Scotland Group PLC, Sponsored ADR(a)         10,308        126,170
Shinhan Financial Group Co., Ltd., ADR                      6,120        302,022
The Toronto - Dominion Bank                                11,610        457,666
Westpac Banking Corp., Sponsored ADR                        7,770        535,741
                                                                     -----------
                                                                       9,300,690
                                                                     -----------
COMMUNICATIONS EQUIPMENT (2.5%)
Alcatel-Lucent, Sponsored ADR(a)                           27,190         67,975
Nokia Oyj, Sponsored ADR                                   48,890        691,305
Research In Motion Ltd.(a)                                  6,290        437,155
Telefonektiebolaget LM Ericsson, Sponsored ADR             37,730        321,837
                                                                     -----------
                                                                       1,518,272
                                                                     -----------
CONSTRUCTION MATERIALS (0.6%)
Cemex SA de CV, Sponsored ADR(a)                           22,230        166,280
CRH PLC, Sponsored ADR                                      8,730        224,536
                                                                     -----------
                                                                         390,816
                                                                     -----------
CONSUMER FINANCE (0.1%)
Orix Corp., Sponsored ADR                                   2,390         55,854
                                                                     -----------
DIVERSIFIED CONSUMER SERVICES (0.5%)
Reed Elsevier NV, Sponsored ADR                             5,673        124,069
Reed Elsevier PLC, Sponsored ADR                            5,137        152,055
                                                                     -----------
                                                                         276,124
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES (0.9%)
ING Groep NV, Sponsored ADR                                25,040        226,862
KB Financial Group, Inc., ADR(a)                            9,710        309,555
                                                                     -----------
                                                                         536,417
                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (6.3%)
BCE, Inc.                                                  11,865        253,911
Brasil Telecom Participacoes SA, ADR                          980         38,181
BT Group PLC, Sponsored ADR                                11,290        155,012
China Unicom Ltd., ADR                                     18,955        219,309
France Telecom SA, Sponsored ADR                           26,320        580,619
Hellenic Telecommunications Organization SA, ADR            7,710         57,285

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Nippon Telegraph & Telephone Corp., ADR                    22,720    $   427,136
Portugal Telecom SGPS SA, Sponsored ADR                    14,320        108,116
PT Telekomunikasi Indonesia, Sponsored ADR                  3,940        113,236
Rostelecom, Sponsored ADR                                   1,180         64,605
Tele Norte Leste Participacoes SA, ADR                      7,750        120,513
Telecom Corp. of New Zealand Ltd., Sponsored ADR            6,018         48,204
Telecom Italia S.p.A., Sponsored ADR                       13,770        172,400
Telefonica SA, Sponsored ADR                               20,850      1,173,647
Telefonos de Mexico SA de CV, Sponsored ADR                 8,410        134,560
Telus Corp. ADR                                             5,340        124,155
                                                                     -----------
                                                                       3,790,889
                                                                     -----------
ELECTRIC UTILITIES (0.7%)
Companhia Energetica de Minas Gervais,
  Sponsored ADR                                             9,041        136,067
Enersis SA, Sponsored ADR                                   9,860        147,802
Korea Electric Power Corp., Sponsored ADR(a)               10,340        110,431
                                                                     -----------
                                                                         394,300
                                                                     -----------
ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR                                    29,330        417,073
                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
AU Optronics Corp., Sponsored ADR                          21,924        237,875
Hitachi Ltd., Sponsored ADR                                 4,520        157,341
Kyocera Corp., Sponsored ADR                                2,820        218,776
LG Display Co., Ltd., ADR                                   5,810         71,405
Panasonic Corp., Sponsored ADR                             26,090        380,392
TDK Corp., ADR                                              2,340        105,768
                                                                     -----------
                                                                       1,171,557
                                                                     -----------
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, ADR                                             2,890         72,308
                                                                     -----------
FOOD PRODUCTS (1.8%)
Cadbury Schweppes PLC, Sponsored ADR                        6,770        203,709
Unilever NV, NY Shares                                     25,040        495,542
Unilever PLC, Sponsored ADR                                19,744        384,218
                                                                     -----------
                                                                       1,083,469
                                                                     -----------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR                           3,470        121,624
                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES (0.3%)
Fresenius Medical Care AG & Co., ADR                        4,420        170,214
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR                      3,841         36,374
                                                                     -----------
HOUSEHOLD DURABLES (0.4%)
Koninklijke Royal Philips Electronics NV, NY Shares        13,330        239,673
Thomson, Sponsored ADR(a)                                   4,190          5,573
                                                                     -----------
                                                                         245,246
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Companhia Paranaense de Energia-Copel, Sponsored ADR        1,900         23,826
Empresa Nacional de Electricidad SA, Sponsored ADR          4,760        182,546
                                                                     -----------
                                                                         206,372
                                                                     -----------
INDUSTRIAL CONGLOMERATES (1.4%)
Siemens AG, Sponsored ADR                                  11,890        795,798
Tomkins PLC, Sponsored ADR                                  2,970         30,116
                                                                     -----------
                                                                         825,914
                                                                     -----------
INSURANCE (3.9%)
Aegon NV, NY Registered Shares                             15,000         71,250
Allianz AG, ADR                                            57,040        516,782
Axa, ADR(a)                                                22,540        387,237
China Life Insurance Co., Ltd., ADR                        12,890        682,526
Manulife Financial Corp.                                   20,910        357,561
Prudential PLC, ADR                                        15,400        176,176
Sun Life Financial, Inc.                                    7,710        179,026
                                                                     -----------
                                                                       2,370,558
                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
FUJIFILM Holdings Corp., ADR                                7,760        199,510
                                                                     -----------
LIFE SCIENCES TOOLS AND SERVICES (0.0%)
MDS, Inc.(a)                                                2,210         12,906
                                                                     -----------
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR                                 2,810         84,272
                                                                     -----------
MEDIA (1.1%)
Grupo Televisa SA, Sponsored ADR                           12,500        193,500
Pearson PLC, Sponsored ADR                                 12,060        124,941
Shaw Communications, Inc., Class B                          5,680         87,586
Thomson Reuters Corp.                                       3,740        106,328
WPP PLC, Sponsored ADR                                      4,090        139,551
                                                                     -----------
                                                                         651,906
                                                                     -----------
METALS & MINING (9.7%)
Agnico-Eagle Mines Ltd.                                     2,000         88,220
Anglo American PLC, Unsponsored ADR                        32,446        349,443
AngloGold Ashanti Ltd., Sponsored ADR                       4,390        135,212

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
Barrick Gold Corp.                                         11,530    $   335,523
BHP Billiton Ltd., Sponsored ADR                           21,440      1,032,122
BHP Billiton PLC, ADR                                      14,070        588,689
Cameco Corp.                                                4,770        108,708
Companhia Siderurgica Nacional SA, Sponsored ADR           10,650        197,238
Companhia Vale do Rio Doce, ADR                            19,420        320,624
Compania de Minas Buenaventura SA, ADR                      3,850         81,466
Compania Vale do Rio Doce, Sponsored ADR                   52,930        726,729
Gerdau SA, Sponsored ADR                                   17,920        127,232
Gold Fields Ltd., Sponsored ADR                            10,810        112,424
Goldcorp, Inc.                                              9,507        261,633
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)             5,540         51,633
Kinross Gold Corp.                                          8,770        135,496
POSCO, ADR                                                  7,490        576,505
Rio Tinto PLC, Sponsored ADR                                2,778        452,675
Teck Resources Ltd.                                         5,433         57,264
Yamana Gold, Inc.                                           8,310         65,732
                                                                     -----------
                                                                       5,804,568
                                                                     -----------
MULTI-UTILITIES (0.9%)
National Grid PLC, Sponsored ADR                            7,930        330,285
Transalta Corp., ADR                                        4,410         76,425
Veoilia Environnement, ADR                                  5,220        142,558
                                                                     -----------
                                                                         549,268
                                                                     -----------
OFFICE ELECTRONICS (0.8%)
Canon, Inc., Sponsored ADR                                 15,500        468,255
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS (19.4%)
BP PLC, Sponsored ADR                                      40,700      1,728,122
Canadian Natural Resources Ltd.                             6,740        310,781
China Petroleum & Chemical Corp., ADR                       2,480        192,448
CNOOC Ltd., ADR                                             4,040        449,854
Ecopetrol SA, Sponsored ADR                                 2,350         42,324
Enbridge, Inc.                                              7,010        216,259
EnCana Corp.                                                9,770        446,782
Enerplus Resources Fund                                     2,620         49,466
ENI S.p.A., Sponsored ADR                                  16,940        723,169
Imperial Oil Ltd.                                           3,570        127,163
Nexen, Inc.                                                 6,270        119,757
Penn West Energy Trust                                      5,440         59,677
Petro-Canada                                                6,170        194,540
Petrobras Energia Paticipaciones SA, Sponsored ADR          1,270          8,179
PetroChina Co., Ltd., ADR                                   5,640        490,172
Petroleo Brasileiro SA, ADR                                14,720        494,150
Petroleo Brasileiro SA, Sponsored ADR                      41,590      1,122,098
Repsol YPF SA, Sponsored ADR                               11,810        222,500
Royal Dutch Shell PLC, ADR                                 22,810      1,041,961
Royal Dutch Shell PLC, Class B, ADR                        17,910        814,905
Santos Ltd., Sponsored ADR                                  1,840         88,246
Sasol Ltd., Sponsored ADR                                   6,280        189,091
Statoil ASA, Sponsored ADR                                 15,187        282,478
Suncor Energy, Inc.                                        11,580        293,669
Talisman Energy, Inc.                                      12,060        151,232
Total SA, Sponsored ADR                                    30,970      1,539,829
TransCanada Corp.                                           9,440        235,717
                                                                     -----------
                                                                      11,634,569
                                                                     -----------
PAPER & FOREST PRODUCTS (0.0%)
Aracruz Celulose SA, Sponsored ADR                            650          7,761
                                                                     -----------
PHARMACEUTICALS (7.0%)
AstraZeneca PLC, Sponsored ADR                             20,500        716,885
Biovail Corp.                                               5,010         55,060
Elan Corp. PLC, Sponsored ADR(a)                            6,550         38,710
GlaxoSmithKline PLC, ADR                                   35,470      1,091,057
Novartis AG, ADR                                           36,270      1,374,996
NovoNordisk A/S, Sponsored ADR                              7,880        374,379
Teva Pharmaceutical Industries Ltd., Sponsored ADR         13,000        570,570
                                                                     -----------
                                                                       4,221,657
                                                                     -----------
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A                  6,512        101,131
                                                                     -----------
ROAD & RAIL (0.6%)
Canadian National Railway Co.                               6,780        274,048
Canadian Pacific Railway Ltd.                               2,420         86,781
                                                                     -----------
                                                                         360,829
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
ADVANTEST Corp., ADR                                        2,695         42,635
ARM Holdings PLC, Sponsored ADR                             6,020         31,966
ASML Holding NV, NY Registered Shares                       6,735        142,445
Infineon Technologies AG, ADR(a)                            8,920         22,835
Siliconware Precision Industries Co., Ltd.,
  Sponsored ADR                                             4,570         34,138
STMicroelectronics NV, NY Shares                            8,780         57,685
Taiwan Semiconductor Manufacturing Co., Ltd.,
  Sponsored ADR                                           131,599      1,391,001
United Microelectronics Corp., Sponsored ADR               32,659         99,610
                                                                     -----------
                                                                       1,822,315
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
SOFTWARE (1.4%)
Infosys Technologies Ltd., Sponsored ADR                    8,870    $   273,284
SAP AG, ADR                                                12,210        465,079
Thomson Reuters PLC, ADR                                      618         95,574
                                                                     -----------
                                                                         833,937
                                                                     -----------
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.(a)                                  1,900         21,755
Luxottica Group S.p.A., Sponsored ADR                       2,950         54,015
                                                                     -----------
                                                                          75,770
                                                                     -----------
TRADING COMPANY & DISTRIBUTORS (0.4%)
Mitsui & Co., Ltd., Sponsored ADR                           1,087        231,488
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (7.5%)
America Movil SA, ADR, Series L                            24,820        815,337
China Mobile Ltd., Sponsored ADR                           25,330      1,093,243
China Telecom Corp. Ltd., ADR                               2,770        136,755
Chunghwa Telecom Co., Ltd., ADR                            14,831        280,306
Mobile TeleSystems, Sponsored ADR                           2,720         90,141
NTT DoCoMo, Inc., Sponsored ADR                            21,320        296,987
Philippine Long Distance Telephone Co., Sponsored ADR       2,320        106,418
Rogers Communications, Inc., Class B                        7,500        184,350
SK Telecom Co., Ltd., ADR                                  10,700        167,669
Turkcell Iletisim Hizmetleri AS, ADR                        3,930         49,911
Vodafone Group PLC, Sponsored ADR                          68,443      1,255,929
                                                                     -----------
                                                                       4,477,046
                                                                     -----------
TOTAL COMMON STOCKS
  (COST $94,501,351)                                                  59,640,319
                                                                     -----------
SHORT-TERM INVESTMENT (0.3%)
Fifth Third Institutional Government Money
  Market Fund, 0.32%(b)                                   203,237        203,237
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $203,237)                                                        203,237
                                                                     -----------
     TOTAL INVESTMENTS
        (COST $94,704,588) 99.6%                                      59,843,556
     OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%                          234,124
                                                                     -----------
     NET ASSETS 100.0%                                               $60,077,680
                                                                     ===========

(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of April 30, 2009. ADR - American Depositary Receipt
PLC - Public Limited Co.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT             VALUE
                                                                 ---------           -----
CORPORATE BONDS (24.8%)

AEROSPACE & DEFENSE (0.8%)
United Technologies Corp., 6.35%, 3/1/11                        $1,000,000        $  1,068,235
                                                                                  ------------

ASSET BACKED MORTGAGES (0.4%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35              1,000,000             386,023
Countrywide Asset-Backed Certificates, 6.05%, 5/25/36              500,000             165,920
                                                                                  ------------
                                                                                       551,943
                                                                                  ------------

BROKERAGE SERVICES (0.4%)
Jeffries Group, Inc., 7.75%, 3/15/12                               715,000             536,493
                                                                                  ------------

CAPITAL MARKETS (0.9%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                            500,000             504,611
UBS AG Stamford Connecticut, 5.88%, 7/15/16                      1,000,000             753,334
                                                                                  ------------
                                                                                     1,257,945
                                                                                  ------------

COMMERCIAL BANKS (4.0%)
Bank of America Corp., 4.88%, 9/15/12                              500,000             453,265
Bank of America Corp., 7.23%, 8/15/12                              500,000             439,027
Bank One Capital III, 8.75%, 9/1/30                                500,000             406,228
Bank One Corp., 5.25%, 1/30/13                                     500,000             475,876
Chase Manhattan Corp., 7.00%, 11/15/09                           1,006,000           1,025,237
Hudson United Bank, 7.00%, 5/15/12                                 681,000             712,705
National City Corp. -- PNC, 4.90%, 1/15/15                       1,000,000             897,180
Southtrust Bank NA, 7.69%, 5/15/25                               1,000,000             784,102
Wells Fargo & Co., 4.95%, 10/16/13                                 500,000             480,051
                                                                                  ------------
                                                                                     5,673,671
                                                                                  ------------

COMPUTERS & PERIPHERALS (1.4%)
Dell, Inc., 4.70%, 4/15/13                                         900,000             914,552
Hewlett-Packard Co., 4.50%, 3/1/13                               1,000,000           1,036,203
                                                                                  ------------
                                                                                     1,950,755
                                                                                  ------------

CONSULTING SERVICES (0.6%)
Science Applications International Corp., 7.13%, 7/1/32          1,000,000             799,720
                                                                                  ------------

CONSUMER STAPLES (3.5%)
Archer-Daniels-Midland Co., 7.13%, 3/1/13                          500,000             551,497
Avon Products, Inc., 5.75%, 3/1/18                               1,000,000             961,798
Coca-Cola Co., 5.35%, 11/15/17                                   1,350,000           1,423,660
PepsiCo, Inc., 4.65%, 2/15/13                                      935,000             995,083
PepsiCo, Inc., 5.00%, 6/1/18                                       500,000             514,243
Safeway, Inc., 4.95%, 8/16/10                                      500,000             512,267
                                                                                  ------------
                                                                                     4,958,548
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT             VALUE
                                                                 ---------           -----
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Citigroup, Inc., 4.88%, 5/7/15                                  $  500,000        $    323,728
                                                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Eaton Corp., 4.90%, 5/15/13                                        500,000             494,782
                                                                                  ------------

FINANCIAL SERVICES (3.0%)
Boeing Capital Corp., 5.80%, 1/15/13                               500,000             527,538
Boeing Capital Corp., 6.50%, 2/15/12                               500,000             538,937
CME Group, Inc., 5.40%, 8/1/13                                   1,000,000           1,035,073
HSBC Finance Corp., 5.25%, 1/14/11                               1,000,000             970,575
John Deere Capital Corp., Series D, 4.40%, 7/15/09               1,000,000           1,004,637
SLM Corp., Series A, 5.00%, 6/15/18, Callable 6/15/09 @ 100        500,000             222,761
                                                                                  ------------
                                                                                     4,299,521
                                                                                  ------------

FORESTRY (0.1%)
Louisiana Pacific Corp., 8.88%, 8/15/10                            125,000             116,264
                                                                                  ------------

INSURANCE (1.5%)
Allstate Corp., 5.00%, 8/15/14                                     500,000             471,428
GE Global Insurance Holding Corp., 6.45%, 3/1/19                 1,000,000             853,068
Prudential Financial, Inc., Series C, 4.75%, 6/13/15             1,000,000             754,018
                                                                                  ------------
                                                                                     2,078,514
                                                                                  ------------

MORTGAGE BACKED SECURITIES -- FINANCIAL SERVICES (1.8%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35                1,000,000             475,590
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33(a)       1,203,215           1,035,829
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37           1,719,000             961,187
                                                                                  ------------
                                                                                     2,472,606
                                                                                  ------------

MORTGAGE BACKED SECURITIES -- RELIGIOUS ORGANIZATIONS (1.9%)(b)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%,
  9/15/11, Callable 6/15/2009 @ 100                                 83,000              84,022
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%,
  3/15/12, Callable 6/15/2009 @ 100                                 57,000              57,445
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%,
  9/15/12, Callable 6/15/2009 @ 100                                 89,000              89,604
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%,
  9/15/14, Callable 6/15/2009 @ 100                                 73,000              73,266
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%,
  3/15/15, Callable 6/15/2009 @ 100                                106,000             106,453
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%,
  9/15/15, Callable 6/15/2009 @ 100                                 63,000              63,307
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%,
  3/15/16, Callable 6/15/2009 @ 100                                 90,000              90,494
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%,
  9/15/16, Callable 6/15/2009 @ 100                                 63,000              63,382
Bethel Baptist Institutional Church, Inc., 7.60%,
  1/21/15, Callable 7/21/2009 @ 100                                152,000             152,605
Bethel Baptist Institutional Church, Inc., 7.70%,
  7/21/15, Callable 7/21/2009 @ 100                                101,000             100,968
Bethel Baptist Institutional Church, Inc., 7.80%,
  7/21/16, Callable 7/21/2009 @ 100                                203,000             204,163
Bethel Baptist Institutional Church, Inc., 7.80%,
  1/21/17, Callable 7/21/2009 @ 100                                212,000             213,333
Bethel Baptist Institutional Church, Inc., 7.80%,
  7/21/17, Callable 7/21/2009 @ 100                                 46,000              46,037
Bethel Baptist Institutional Church, Inc., 7.80%,
  7/21/20, Callable 7/21/2009 @ 100                                 86,000              85,554
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable
  7/12/2009 @ 100                                                   29,000              28,648
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable
  7/12/2009 @ 100                                                   71,000              70,360

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                  SHARES OR
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                                 ----------              -----
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 7/12/2009 @ 100                            $   74,000          $     73,616
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 7/12/2009 @ 100                                87,000                87,475
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 7/12/2009 @ 100                                90,000                90,540
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 7/12/2009 @ 100                                23,000                22,880
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 7/12/2009 @ 100                               121,000               120,370
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 6/21/2009 @ 100          44,000                42,080
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 6/21/2009 @ 100         111,000               105,560
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 6/21/2009 @ 100          147,000               138,931
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 6/21/2009 @ 100         152,000               143,656
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 6/21/2009 @ 100          158,000               149,327
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 6/21/2009 @ 100         165,000               155,942
                                                                                                                     ------------
                                                                                                                        2,660,018
                                                                                                                     ------------

OIL & GAS -- INTEGRATED (0.4%)
Phillips Petroleum Co., 6.65%, 7/15/18                                                              500,000               529,172
                                                                                                                     ------------

PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12                                                                     500,000               544,291
                                                                                                                     ------------

RETAIL (0.3%)
AutoZone, Inc., 4.75%, 11/15/10                                                                     500,000               498,754
                                                                                                                     ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Applied Materials, Inc., 7.13%, 10/15/17                                                            500,000               460,087
                                                                                                                     ------------

TRANSPORTATION (0.3%)
Union Pacific Corp., 3.63%, 6/1/10                                                                  500,000               497,438
                                                                                                                     ------------

UTILITIES-ELECTRIC & GAS (0.4%)
Duke Energy Corp., 6.25%, 1/15/12                                                                   500,000               535,151
                                                                                                                     ------------

UTILITIES-TELECOMMUNICATIONS (1.9%)
AT&T, Inc., 5.88%, 8/15/12                                                                        2,000,000             2,124,034
Verizon New England, Inc., 4.75%, 10/1/13                                                           500,000               490,430
                                                                                                                     ------------
                                                                                                                        2,614,464
                                                                                                                     ------------
TOTAL CORPORATE BONDS (COST $39,791,781)                                                                               34,922,100
                                                                                                                     ------------

U.S. GOVERNMENT AGENCIES (22.5%)

FEDERAL FARM CREDIT BANK (1.7%)
4.70%, 1/17/18, Callable 1/17/2013 @ 100                                                          2,000,000             2,026,486
5.05%, 8/1/18                                                                                       300,000               305,004
                                                                                                                     ------------
                                                                                                                        2,331,490
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                  SHARES OR
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                                 ----------              -----
FEDERAL HOME LOAN BANK (7.9%)
2.25%, 4/13/12                                                                                   $2,000,000          $  2,026,902
4.75%, 12/12/14                                                                                   4,445,000             4,799,307
4.75%, 6/8/18                                                                                     2,000,000             2,139,448
4.88%, 3/11/11                                                                                    2,000,000             2,132,264
                                                                                                                     ------------
                                                                                                                       11,097,921
                                                                                                                     ------------

FEDERAL HOME LOAN MORTGAGE CORP. (5.4%)
2.75%, 4/29/14, Callable 4/29/2011 @ 100                                                          2,000,000             1,992,714
4.63%, 10/25/12                                                                                   2,000,000             2,185,950
5.00%, 10/18/10                                                                                   2,000,000             2,107,976
5.50%, 3/1/23                                                                                     1,268,812             1,319,815
                                                                                                                     ------------
                                                                                                                        7,606,455
                                                                                                                     ------------

FEDERAL NATIONAL MORTGAGE ASSOC. (7.5%)
1.28%, 6/10/20(a)                                                                                 2,000,000             1,820,000
4.00%, 1/28/13                                                                                    2,400,000             2,550,818
4.25%, 2/25/13                                                                                    1,000,000             1,070,877
4.50%, 5/28/15, Callable 5/28/2009 @ 100                                                          2,000,000             2,005,308
5.24%, 8/7/18, Callable 8/7/2013 @ 100                                                            2,020,000             2,164,662
5.50%, 5/3/17, Callable 5/3/2010 @ 100                                                            1,000,000             1,039,120
                                                                                                                     ------------
                                                                                                                       10,650,785
                                                                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $31,561,494)                                                                      31,686,651
                                                                                                                     ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (40.8%)

FEDERAL HOME LOAN MORTGAGE CORP. (13.4%)
4.46%, 1/1/35(a)                                                                                    783,897               792,446
4.60%, 3/1/35(a)                                                                                  1,704,144             1,741,132
5.00%, 7/15/19                                                                                    1,294,462             1,343,813
5.00%, 5/15/25                                                                                      252,080               256,363
5.00%, 8/15/35                                                                                    1,209,242             1,207,380
5.00%, 11/1/37                                                                                    2,469,536             2,475,324
5.50%, 4/1/30                                                                                     1,167,041             1,210,189
5.50%, 3/1/38                                                                                     3,258,871             3,374,170
5.75%, 8/15/31                                                                                      381,220               393,985
6.00%, 9/1/34                                                                                     1,244,295             1,307,019
6.00%, 8/1/36                                                                                       304,305               319,243
6.00%, 6/1/37                                                                                        89,826                93,863
6.00%, 12/1/37                                                                                      972,338             1,016,036
6.00%, 3/1/38                                                                                     1,122,531             1,172,916
6.02%, 10/1/37(a)                                                                                 1,848,871             1,931,141
                                                                                                                     ------------
                                                                                                                       18,635,020
                                                                                                                     ------------

FEDERAL NATIONAL MORTGAGE ASSOC. (23.7%)
0.86%, 11/25/36(a)                                                                                2,612,827             2,566,188
3.75%, 7/1/35(a)                                                                                  3,016,333             3,025,234

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                  SHARES OR
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                                 ----------              -----
3.96%, 12/1/40(a)                                                                                $1,692,001          $  1,697,606
4.73%, 7/1/34(a)                                                                                    126,147               127,431
4.73%, 3/1/35(a)                                                                                    298,000               301,557
4.74%, 7/1/35(a)                                                                                  2,372,155             2,400,532
5.00%, 10/1/24                                                                                      689,462               712,368
5.00%, 1/1/30                                                                                     1,597,237             1,644,311
5.00%, 1/1/35                                                                                     1,732,329             1,783,384
5.50%, 12/1/34                                                                                    1,267,173             1,314,023
5.50%, 2/1/35                                                                                        57,728                60,015
5.50%, 5/1/36                                                                                     2,298,286             2,383,258
5.50%, 8/1/36                                                                                       819,215               849,503
5.50%, 9/1/36                                                                                       685,534               699,898
5.50%, 4/25/37                                                                                      749,731               742,682
5.50%, 9/1/37                                                                                     3,021,289             3,132,993
5.50%, 12/1/36                                                                                    2,883,095             2,991,041
5.65%, 5/1/36(a)                                                                                  1,938,358             2,015,899
6.00%, 9/1/36                                                                                     1,633,280             1,708,978
6.00%, 5/1/37                                                                                       730,779               764,648
6.03%, 8/1/36(a)                                                                                  1,371,554             1,432,231
6.50%, 2/1/36                                                                                     1,197,741             1,272,432
                                                                                                                     ------------
                                                                                                                       33,626,212
                                                                                                                     ------------

GOVERNMENT NATIONAL MORTGAGE ASSOC. (3.7%)
5.00%, 4/15/38                                                                                      985,222             1,021,414
5.50%, 4/20/37                                                                                      500,000               498,592
5.50%, 4/15/38                                                                                    1,851,446             1,925,464
6.00%, 1/15/26                                                                                        1,915                 2,018
6.00%, 12/15/28                                                                                       2,036                 2,143
6.00%, 3/15/29                                                                                        2,093                 2,205
6.00%, 11/15/31                                                                                       2,389                 2,516
6.00%, 6/15/37                                                                                      801,337               837,630
6.00%, 10/15/37                                                                                     771,720               805,864
                                                                                                                     ------------
                                                                                                                        5,097,846
                                                                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $55,998,110)                                            57,359,078
                                                                                                                     ------------

U.S. TREASURY OBLIGATIONS (7.0%)

U.S. TREASURY NOTES (7.0%)
3.50%, 2/15/18                                                                                    2,000,000             2,074,218
4.25%, 11/15/13                                                                                   4,000,000             4,415,312
4.50%, 3/31/12                                                                                    3,000,000             3,270,468
                                                                                                                     ------------
                                                                                                                        9,759,998
                                                                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $9,195,486)                                                                       9,759,998
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                  SHARES OR
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                                 ----------              -----
SHORT-TERM INVESTMENT (4.0%)
Fifth Third Institutional Government Money Market Fund, 0.32%(a)                                 $5,646,644          $  5,646,644
                                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,646,644)                                                                          5,646,644
                                                                                                                     ------------

                  TOTAL INVESTMENTS (COST $142,193,515) 99.1%                                                         139,374,471
                  OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%                                                            1,303,320
                                                                                                                     ------------
                  NET ASSETS 100.0%                                                                                  $140,677,791
                                                                                                                     ============

(a) Variable rate security. Rate shown represents the rate as of April 30, 2009.
(b) The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
COMMON STOCKS (99.1%)

AEROSPACE & DEFENSE (2.6%)
Kaman Corp., Class A                                      39,220      $   663,210
Lockheed Martin Corp.                                     11,240          882,677
                                                                      -----------
                                                                        1,545,887
                                                                      -----------

BEVERAGES (1.5%)
Coca-Cola Co.                                             20,580          885,969
                                                                      -----------

CHEMICALS (2.2%)
E.I. Du Pont De Nemours & Co.                             48,590        1,355,661
                                                                      -----------

COMMERCIAL BANKS (7.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR         64,189          694,520
Banco de Chile, ADR                                       16,850          610,476
Banco Santander Central Hispano SA, Sponsored ADR        115,400        1,055,910
The Toronto - Dominion Bank                               31,810        1,253,950
Westpac Banking Corp., Sponsored ADR                       9,370          646,061
                                                                      -----------
                                                                        4,260,917
                                                                      -----------

COMMERCIAL SERVICES & SUPPLIES (4.5%)
Healthcare Services Group, Inc.                           50,370          900,616
Pitney Bowes, Inc.                                        57,930        1,421,602
Waste Management, Inc.                                    14,940          398,450
                                                                      -----------
                                                                        2,720,668
                                                                      -----------

COMPUTERS & PERIPHERALS (3.6%)
Diebold, Inc.                                             28,030          740,833
International Business Machines Corp.                     14,040        1,449,068
                                                                      -----------
                                                                        2,189,901
                                                                      -----------

CONSTRUCTION MATERIALS (0.9%)
CRH PLC, Sponsored ADR                                    20,560          528,803
                                                                      -----------

CONTAINERS & PACKAGING (1.5%)
Greif, Inc., Class A                                      20,570          931,204
                                                                      -----------

DISTRIBUTORS (2.8%)
Genuine Parts Co.                                         50,470        1,713,961
                                                                      -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
BT Group PLC, Sponsored ADR                               18,560          254,829
France Telecom SA, Sponsored ADR                          37,360          824,162
Portugal Telecom SGPS SA, Sponsored ADR                  124,640          941,032
                                                                      -----------
                                                                        2,020,023
                                                                      -----------

ELECTRIC UTILITIES (1.9%)
Pinnacle West Capital Corp.                               42,980        1,176,792
                                                                      -----------

ELECTRICAL EQUIPMENT (2.3%)
Emerson Electric Co.                                       9,370          318,955
Rockwell Automation, Inc.                                 33,650        1,063,003
                                                                      -----------
                                                                        1,381,958
                                                                      -----------

FOOD PRODUCTS (4.9%)
H.J. Heinz Co.                                            54,210        1,865,908
Unilever NV, NY Shares                                    56,000        1,108,240
                                                                      -----------
                                                                        2,974,148
                                                                      -----------

GAS UTILITIES (1.9%)
AGL Resources, Inc.                                       37,350        1,164,200
                                                                      -----------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Meridian Bioscience, Inc.                                 27,990          486,466
                                                                      -----------

HOTELS, RESTAURANTS & LEISURE (2.8%)
McDonald's Corp.                                          31,790        1,694,089
                                                                      -----------

HOUSEHOLD PRODUCTS (1.2%)
Kimberly-Clark Corp.                                      14,980          736,117
                                                                      -----------

INDUSTRIAL CONGLOMERATES (2.8%)
3M Co.                                                     5,640          324,864
General Electric Co.                                     110,080        1,392,512
                                                                      -----------
                                                                        1,717,376
                                                                      -----------

IT SERVICES (1.9%)
Paychex, Inc.                                             42,980        1,160,890
                                                                      -----------

LEISURE EQUIPMENT & PRODUCTS (4.1%)
Mattel, Inc.                                             168,080        2,514,477
                                                                      -----------

MEDIA (2.3%)
Pearson PLC, Sponsored ADR                               136,110        1,410,100
                                                                      -----------

METALS & MINING (2.0%)
Rio Tinto PLC, Sponsored ADR                               7,480        1,218,866
                                                                      -----------

MULTI-UTILITIES (0.7%)
SCANA Corp.                                               13,080          395,278
                                                                      -----------

OIL, GAS & CONSUMABLE FUELS (17.0%)
BP PLC, Sponsored ADR                                     24,310        1,032,203
CNOOC Ltd., ADR                                           13,090        1,457,571
Enbridge, Inc.                                            26,160          807,036
Eni S.p.A., Sponsored ADR                                 52,340        2,234,395
Santos Ltd., Sponsored ADR                                44,850        2,151,006
Total SA, Sponsored ADR                                   46,740        2,323,913

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2009
                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----

TransCanada Corp.                                         11,120      $   277,666
                                                                      -----------
                                                                       10,283,790
                                                                      -----------

PHARMACEUTICALS (10.3%)
AstraZeneca PLC, Sponsored ADR                            28,030          980,209
Eli Lilly & Co.                                           44,850        1,476,462
GlaxoSmithKline PLC, ADR                                  23,350          718,246
Johnson & Johnson                                         35,520        1,859,827
Novartis AG, ADR                                          31,770        1,204,401
                                                                      -----------
                                                                        6,239,145
                                                                      -----------

REAL ESTATE INVESTMENT TRUST (4.3%)
BioMed Realty Trust, Inc.                                 74,590          851,072
Entertainment Properties Trust                            41,130          950,514
Senior Housing Properties Trust                           48,550          795,735
                                                                      -----------
                                                                        2,597,321
                                                                      -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.4%)
Analog Devices, Inc.                                      39,200          834,176
Linear Technology Corp.                                   65,390        1,424,194
Microchip Technology, Inc.                                42,960          988,080
                                                                      -----------
                                                                        3,246,450
                                                                      -----------

TEXTILES APPAREL & LUXURY GOODS (1.3%)
VF Corp.                                                  13,100          776,437
                                                                      -----------

TRADING COMPANY & DISTRIBUTORS (1.3%)
Mitsui & Co., Ltd., Sponsored ADR                          3,750          798,600
                                                                      -----------

TOTAL COMMON STOCKS (COST $78,893,290)                                 60,125,494
                                                                      -----------

SHORT-TERM INVESTMENT (0.5%)
Fifth Third Institutional Government Money
  Market Fund, 0.32%(a)                                  317,445          317,445
                                                                      -----------

TOTAL SHORT-TERM INVESTMENTS
  (COST $317,445)                                                         317,445
                                                                      -----------

      TOTAL INVESTMENTS
       (COST $79,210,735) 99.6%                                        60,442,939
      OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%                          235,797
                                                                      -----------
      NET ASSETS 100.0%                                               $60,678,736
                                                                      ===========

(a) Variable rate security. Rate shown represents the rate as of April 30, 2009. ADR - American Depositary Receipt
PLC - Public Limited Co.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 2009

--------------------------------------------------------------------------------

                                                                             SMALL                                      GLOBAL
                                                              LARGE CAP     MID-CAP      INTERNATIONAL                  EQUITY
                                                              ENHANCED      ENHANCED       ENHANCED     SELECT BOND     INCOME
                                                             INDEX FUND    INDEX FUND     INDEX FUND       FUND          FUND
                                                            ------------  ------------  --------------  -----------  ------------
ASSETS:
  Investments, at fair value (cost $144,763,228,
     $94,334,358, $94,704,588, $142,193,515 and
     $79,210,735, respectively)                             $104,175,731  $ 71,345,766  $ 59,843,556   $139,374,471  $ 60,442,939
  Cash                                                                --            --        26,433             --           430
  Interest and dividends receivable                              147,763        45,814       252,488      1,216,138       236,153
  Receivable for capital shares issued                            11,257         6,572        24,511         16,857        37,496
  Receivable for investments sold                                     --            --            --        179,891            --
  Prepaid expenses and other assets                                5,623         8,374         9,730          5,235        18,573
                                                            ------------  ------------  ------------   ------------  ------------
   Total Assets                                              104,340,374    71,406,526    60,156,718    140,792,592   6 0,735,591
                                                            ------------  ------------  ------------   ------------  ------------
LIABILITIES:
  Payable for capital shares redeemed                             32,073        68,472        11,686         10,286        13,315
  Investment advisory fees                                        12,258         8,069        14,294         28,921        14,414
  Consulting fees                                                  7,049         4,645         4,108          9,943         4,143
  Administration fees                                              6,842         4,424         4,031          9,144         3,782
  Administrative services fee                                      2,703         1,316         2,084          2,005         2,149
  Fund accounting fees                                             3,039         1,533         2,002          3,061         1,183
  Transfer agent fees                                              7,965        13,775         5,007          6,802         3,571
  Custodian fees                                                     890         5,372         2,891          2,900         1,013
  Directors fees                                                   2,676         1,381         1,444          1,445         1,709
  Distribution fees                                                2,334         5,511         1,529          3,067         1,428
  Other                                                           38,763        24,929        29,962         37,227        10,148
                                                            ------------  ------------  ------------   ------------  ------------
   Total Liabilities                                             116,592       139,427        79,038        114,801        56,855
                                                            ------------  ------------  ------------   ------------  ------------
NET ASSETS                                                  $104,223,782  $ 71,267,099  $ 60,077,680   $140,677,791  $ 60,678,736
                                                            ============  ============  ============   ============  ============

COMPOSITION OF NET ASSETS:
  Capital (par value and paid-in surplus)                   $158,759,318  $104,099,723  $ 96,373,849   $144,620,001  $ 92,464,827
  Undistributed net investment income                            108,442        37,129       200,153        212,901       262,122
  Accumulated net realized loss on investment
     transactions                                            (14,056,481)   (9,881,161)   (1,635,290)    (1,336,067)  (13,280,417)
  Unrealized depreciation on investments                     (40,587,497)  (22,988,592)  (34,861,032)    (2,819,044)  (18,767,796)
                                                            ------------  ------------  ------------   ------------  ------------
NET ASSETS                                                  $104,223,782  $ 71,267,099  $ 60,077,680   $140,677,791  $ 60,678,736
                                                            ============  ============  ============   ============  ============

INDIVIDUAL CLASS
  Net Assets                                                $ 11,850,756  $ 29,141,611  $  7,717,070   $ 14,616,083  $  7,236,202
  Shares authorized                                            7,500,000    12,499,900     7,500,000      7,500,000     7,500,000
  Shares issued and outstanding ($0.001 par value)               715,170     3,958,070       473,667        603,306       452,645
  Net asset value, offering and redemption price
     per share                                              $      16.57  $       7.36  $      16.29   $      24.23  $      15.99
INSTITUTIONAL CLASS
  Net Assets                                                $ 92,373,026  $ 42,125,488  $ 52,360,610   $126,061,708  $ 53,442,534
  Shares authorized                                           37,500,000    12,500,000    37,500,000     37,500,000    37,500,000
  Shares issued and outstanding ($0.001 par value)             5,604,881     5,689,525     3,207,471      5,227,829     3,340,403
  Net asset value, offering and redemption price
     per share                                              $      16.48  $       7.40  $      16.32   $      24.11  $      16.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED APRIL 30, 2009

--------------------------------------------------------------------------------

                                                                           SMALL                                         GLOBAL
                                                           LARGE CAP      MID-CAP       INTERNATIONAL                    EQUITY
                                                           ENHANCED       ENHANCED        ENHANCED      SELECT BOND      INCOME
                                                          INDEX FUND     INDEX FUND      INDEX FUND        FUND           FUND
                                                         ------------   ------------   --------------   -----------  -------------
INVESTMENT INCOME:
  Interest                                               $         --   $         --   $         --    $ 6,837,203   $         --
  Dividend (net of foreign withholding $0, $304,
   $46,809, $0, $11,815)                                    2,833,044      1,377,328      2,367,055         87,236      3,384,886
                                                         ------------   ------------   ------------    -----------   ------------
     Total investment income                                2,833,044      1,377,328      2,367,055      6,924,439      3,384,886
                                                         ------------   ------------   ------------    -----------   ------------
EXPENSES:
  Investment advisory fees                                    175,850        115,123        203,575        365,699        206,291
  Consulting fees                                              89,647         61,385         53,395        114,023         55,213
  Administration fees                                          85,195         55,720         49,357        106,709         49,979
  Distribution fees - Individual Class                         33,114         82,578         21,204         42,019         21,186
  Administrative services fees - Individual Class              12,761          4,929          6,803         10,829         10,079
  Accounting fees                                             103,749         97,723         59,452        124,652         54,878
  Custodian fees                                               43,044         13,371         17,019         20,784         11,589
  Registration and filing fees                                 28,832         48,758         40,744         29,095         23,734
  Transfer agent fees                                          48,364         88,839         29,282         48,219         21,649
  Directors' retainer and meetings                             24,837         13,769         14,997         25,541         14,353
  Offering costs                                                   --             --             --             --         10,712
  Miscellaneous fees                                           81,073         57,958         46,556         92,650         49,133
                                                         ------------   ------------   ------------    -----------   ------------
    Total Expenses                                            726,466        640,153        542,384        980,220        528,796
                                                         ------------   ------------   ------------    -----------   ------------
  Net investment income                                     2,106,578        737,175      1,824,671      5,944,219      2,856,090
                                                         ------------   ------------   ------------    -----------   ------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  FROM INVESTMENTS:
  Net realized gain/(loss) from investment
     transactions                                         (12,984,994)    (9,587,120)    (1,621,746)       529,763    (13,282,641)
  Net change in unrealized depreciation on
     investments                                          (43,473,346)   (20,034,845)   (40,352,490)    (2,038,956)   (19,091,189)
                                                         ------------   ------------   ------------    -----------   ------------
  Net realized and unrealized loss on
     investments                                          (56,458,340)   (29,621,965)   (41,974,236)    (1,509,193)   (32,373,830)
                                                         ------------   ------------   ------------    -----------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                              $(54,351,762)  $(28,884,790)  $(40,149,565)   $ 4,435,026   $(29,517,740)
                                                         ============   ============   ============    ===========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                                        FOR THE            FOR THE
                                                                                      YEAR ENDED         YEAR ENDED
                                                                                     APRIL 30, 2009     APRIL 30, 2008
                                                                                     --------------     --------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                              $  2,106,578       $    943,263
   Net realized gain/(loss) on investments                                             (12,984,994)        10,153,319
   Net change in unrealized depreciation on investments                                (43,473,346)       (16,047,491)
                                                                                      ------------       ------------
Change in net assets resulting from operations                                         (54,351,762)        (4,950,909)
                                                                                      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Individual Class                                                                   (193,322)           (16,177)
       Institutional Class                                                              (1,846,767)          (956,517)
   Net realized gains:
       Individual Class                                                                   (833,389)          (145,533)
       Institutional Class                                                              (6,444,829)        (5,420,007)
                                                                                      ------------       ------------
Total distributions                                                                     (9,318,307)        (6,538,234)
                                                                                      ------------       ------------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued                                                           6,273,111         25,080,946
   Dividends reinvested                                                                  1,026,417            161,386
   Cost of shares redeemed                                                              (5,268,485)       (10,473,939)
                                                                                      ------------       ------------
Net increase                                                                             2,031,043         14,768,393
                                                                                      ------------       ------------
INSTITUTIONAL CLASS
   Proceeds from shares issued                                                          14,282,481        106,052,819
   Dividends reinvested                                                                  8,193,307          6,213,494
   Cost of shares redeemed                                                             (11,009,136)       (51,675,296)
                                                                                      ------------       ------------
Net increase                                                                            11,466,652         60,591,017
                                                                                      ------------       ------------
   Net increase in net assets from fund share transactions:                             13,497,695         75,359,410
                                                                                      ------------       ------------
Total increase/(decrease) in net assets                                                (50,172,374)        63,870,267
NET ASSETS:
   Beginning of period                                                                $154,396,156       $ 90,525,889
                                                                                      ------------       ------------
   End of period                                                                      $104,223,782       $154,396,156
                                                                                      ============       ============
Accumulated undistributed net investment income                                       $    108,442       $     43,627
                                                                                      ============       ============
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                                  322,335            905,823
   Reinvested                                                                               63,057              5,291
   Redeemed                                                                               (273,708)          (374,839)
                                                                                      ------------       ------------
Change in Individual Class                                                                 111,684            536,275
                                                                                      ------------       ------------
INSTITUTIONAL CLASS
   Issued                                                                                  739,362          3,768,391
   Reinvested                                                                              502,312            204,946
   Redeemed                                                                               (554,429)        (1,808,498)
                                                                                      ------------       ------------
Change in Institutional Class                                                              687,245          2,164,839
                                                                                      ------------       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                                        FOR THE            FOR THE
                                                                                      YEAR ENDED         YEAR ENDED
                                                                                     APRIL 30, 2009     APRIL 30, 2008
                                                                                     --------------     --------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income/(loss)                                                       $    737,175        $   (53,346)
   Net realized gain/(loss) on investments                                              (9,587,120)         4,895,269
   Net change in unrealized depreciation on investments                                (20,034,845)        (8,732,349)
                                                                                      ------------        -----------
Change in net assets resulting from operations                                         (28,884,790)        (3,890,426)
                                                                                      ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Individual Class                                                                   (253,397)           (31,145)
       Institutional Class                                                                (442,661)              (465)
   Net realized gains:
       Individual Class                                                                   (665,561)        (4,518,921)
       Institutional Class                                                                (876,066)           (21,781)
                                                                                      ------------        -----------
Total distributions                                                                     (2,237,685)        (4,572,312)
                                                                                      ------------        -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued                                                           2,950,193          8,005,664
   Dividends reinvested                                                                    839,576          4,009,358
   Cost of shares redeemed                                                              (3,626,871)        (4,901,966)
                                                                                      ------------        -----------
Net increase                                                                               162,898          7,113,056
                                                                                      ------------        -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued                                                           8,273,046         54,450,150
   Dividends reinvested                                                                  1,318,726             22,245
   Cost of shares redeemed                                                              (4,527,065)          (650,757)
                                                                                      ------------        -----------
Net increase                                                                             5,064,707         53,821,638
                                                                                      ------------        -----------
   Net increase in net assets from fund share transactions:                              5,227,605         60,934,694
                                                                                      ------------        -----------
Total increase/(decrease) in net assets                                                (25,894,870)        52,471,956
NET ASSETS:
   Beginning of period                                                                $ 97,161,969        $44,690,013
                                                                                      ------------        -----------
   End of period                                                                      $ 71,267,099        $97,161,969
                                                                                      ============        ===========
Accumulated undistributed net investment income                                       $     37,129        $        --
                                                                                      ============        ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                                  347,845            749,103
   Reinvested                                                                              122,168            344,626
   Redeemed                                                                               (465,497)          (403,287)
                                                                                      ------------        -----------
Change in Individual Class                                                                   4,516            690,442
                                                                                      ------------        -----------
INSTITUTIONAL CLASS
   Issued                                                                                1,035,326          5,059,013
   Reinvested                                                                              188,610              1,901
   Redeemed                                                                               (564,510)           (54,515)
                                                                                      ------------        -----------
Change in Institutional Class                                                              659,426          5,006,399
                                                                                      ------------        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                                        FOR THE            FOR THE
                                                                                      YEAR ENDED         YEAR ENDED
                                                                                     APRIL 30, 2009     APRIL 30, 2008
                                                                                     --------------     --------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                              $  1,824,671        $ 1,213,562
   Net realized gain/(loss) on investments and foreign currency                         (1,621,746)         1,697,333
   Net change in unrealized appreciation/(depreciation)
      on investments and foreign currency                                              (40,352,490)           681,243
                                                                                      ------------        -----------
Change in net assets resulting from operations                                         (40,149,565)         3,592,138
                                                                                      ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Individual Class                                                                   (232,341)            (6,372)
       Institutional Class                                                              (1,794,317)          (916,965)
   Net realized gains:
       Individual Class                                                                    (28,335)           (15,433)
       Institutional Class                                                                (189,373)        (1,585,244)
                                                                                      ------------        -----------
Total distributions                                                                     (2,244,366)        (2,524,014)
                                                                                      ------------        -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued                                                           3,987,324         10,193,986
   Dividends reinvested                                                                    260,563             21,761
   Cost of shares redeemed                                                              (1,704,628)          (228,642)
                                                                                      ------------        -----------
Net increase                                                                             2,543,259          9,987,105
                                                                                      ------------        -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued                                                          12,744,281         54,050,775
   Dividends reinvested                                                                  1,983,690          2,502,208
   Cost of shares redeemed                                                              (6,121,712)        (7,466,040)
                                                                                      ------------        -----------
Net increase                                                                             8,606,259         49,086,943
                                                                                      ------------        -----------
   Net increase in net assets from fund share transactions:                             11,149,518         59,074,048
                                                                                      ------------        -----------
Total increase/(decrease) in net assets                                                (31,244,413)        60,142,172
NET ASSETS:
   Beginning of period                                                                $ 91,322,093        $31,179,921
                                                                                      ------------        -----------
   End of period                                                                      $ 60,077,680        $91,322,093
                                                                                      ============        ===========
Accumulated undistributed net investment income                                       $    200,153        $   403,242
                                                                                      ============        ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                                  206,700            357,724
   Reinvested                                                                               13,014                724
   Redeemed                                                                                (99,527)            (7,864)
                                                                                      ------------        -----------
Change in Individual Class                                                                 120,187            350,584
                                                                                      ------------        -----------
INSTITUTIONAL CLASS
   Issued                                                                                  669,723          1,896,460
   Reinvested                                                                               98,228             82,848
   Redeemed                                                                               (321,570)          (257,430)
                                                                                      ------------        -----------
Change in Institutional Class                                                              446,381          1,721,878
                                                                                      ------------        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                         FOR THE           FOR THE
                                                                                       YEAR ENDED        YEAR ENDED
                                                                                     APRIL 30, 2009     APRIL 30, 2008
                                                                                     --------------     --------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                              $  5,944,219       $  4,770,342
   Net realized gain/(loss) on investments                                                 529,763           (305,380)
   Net change in unrealized appreciation/(depreciation) on investments                  (2,038,956)           841,054
                                                                                      ------------       ------------
Change in net assets resulting from operations                                           4,435,026          5,306,016
                                                                                      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Individual Class                                                                   (673,719)           (76,702)
       Institutional Class                                                              (5,645,705)        (4,636,209)
                                                                                      ------------       ------------
Total distributions                                                                     (6,319,424)        (4,712,911)
                                                                                      ------------       ------------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued                                                           5,399,803         16,092,898
   Dividends reinvested                                                                    672,835             75,719
   Cost of shares redeemed                                                              (7,912,259)        (1,404,057)
                                                                                      ------------       ------------
Net increase/(decrease)                                                                 (1,839,621)        14,764,560
                                                                                      ------------       ------------
INSTITUTIONAL CLASS
   Proceeds from shares issued                                                           9,040,942         69,368,866
   Dividends reinvested                                                                  5,562,009          4,518,224
   Cost of shares redeemed                                                             (19,458,686)       (44,792,411)
                                                                                      ------------       ------------
Net increase/(decrease)                                                                 (4,855,735)        29,094,679
                                                                                      ------------       ------------
   Net increase/(decrease) in net assets from fund share transactions:                  (6,695,356)        43,859,239
                                                                                      ------------       ------------
Total increase/(decrease) in net assets                                                 (8,579,754)        44,452,344
NET ASSETS:
   Beginning of period                                                                $149,257,545       $104,805,201
                                                                                      ------------       ------------
   End of period                                                                      $140,677,791       $149,257,545
                                                                                      ============       ============
Accumulated undistributed net investment income                                       $    212,901       $    582,409
                                                                                      ============       ============
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                                  223,363            652,804
   Reinvested                                                                               27,966              3,136
   Redeemed                                                                               (329,014)           (57,449)
                                                                                      ------------       ------------
Change in Individual Class                                                                 (77,685)           598,491
                                                                                      ------------       ------------
INSTITUTIONAL CLASS
   Issued                                                                                  375,149          2,836,737
   Reinvested                                                                              232,294            187,469
   Redeemed                                                                               (810,044)        (1,824,345)
                                                                                      ------------       ------------
Change in Institutional Class                                                             (202,601)         1,199,861
                                                                                      ------------       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                                         FOR THE             FOR THE
                                                                                       YEAR ENDED         PERIOD ENDED
                                                                                     APRIL 30, 2009     APRIL 30, 2008(a)
                                                                                     --------------     -----------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                              $  2,856,090         $   169,601
   Net realized gain/(loss) on investments and foreign currency                        (13,282,641)                 --
   Net change in unrealized appreciation/(depreciation)
      on investments and foreign currency                                              (19,091,189)            323,393
                                                                                      ------------         -----------
Change in net assets resulting from operations                                         (29,517,740)            492,994
                                                                                      ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Individual Class                                                                   (317,976)                 --
       Institutional Class                                                              (2,454,081)                 --
                                                                                      ------------         -----------
Total distributions                                                                     (2,772,057)                 --
                                                                                      ------------         -----------

CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued                                                           3,062,558           9,524,375
   Dividends reinvested                                                                    317,976                  --
   Cost of shares redeemed                                                              (1,659,193)            (50,673)
                                                                                      ------------         -----------
Net increase                                                                             1,721,341           9,473,702
                                                                                      ------------         -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued                                                          10,558,191          75,673,262
   Dividends reinvested                                                                  2,454,080                  --
   Cost of shares redeemed                                                              (6,993,240)           (411,797)
                                                                                      ------------         -----------
Net increase                                                                             6,019,031          75,261,465
                                                                                      ------------         -----------
   Net increase in net assets from fund share transactions:                              7,740,372          84,735,167
                                                                                      ------------         -----------
Total increase/(decrease) in net assets                                                (24,549,425)         85,228,161
NET ASSETS:
   Beginning of period                                                                $ 85,228,161         $        --
                                                                                      ------------         -----------
   End of period                                                                      $ 60,678,736         $85,228,161
                                                                                      ============         ===========
Accumulated undistributed net investment income                                       $    262,122         $   171,947
                                                                                      ============         ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                                  148,710             383,192
   Reinvested                                                                               16,778                  --
   Redeemed                                                                                (94,019)             (2,016)
                                                                                      ------------         -----------
Change in Individual Class                                                                  71,469             381,176
                                                                                      ------------         -----------
INSTITUTIONAL CLASS
   Issued                                                                                  570,517           3,028,118
   Reinvested                                                                              129,364                  --
   Redeemed                                                                               (371,147)            (16,449)
                                                                                      ------------         -----------
Change in Institutional Class                                                              328,734           3,011,669
                                                                                      ------------         -----------

(a) For the period from April 1, 2008 (commencement of operations) through April 30, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THIS PAGE INTENTIONALLY LEFT BLANK

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

                                                                                   INVESTMENT OPERATIONS:
                                                                     --------------------------------------------------
                                                       NET ASSET                          NET REALIZED
                                                         VALUE,           NET            AND UNREALIZED      TOTAL FROM
                                                       BEGINNING      INVESTMENT         GAINS/(LOSSES)      INVESTMENT
                                                       OF PERIOD     INCOME/(LOSS)       ON INVESTMENTS      OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
INDIVIDUAL CLASS
-----------------------------------------------------------------------------------------------------------------------
LARGE CAP ENHANCED INDEX FUND
   Year ended April 30, 2009                            $28.09            0.30               (10.23)           (9.93)
   Year ended April 30, 2008                             32.19            0.07                (1.96)           (1.89)
   Year ended April 30, 2007                             30.33            0.22                 3.20             3.42
   Year ended April 30, 2006                             25.47            0.16                 5.15             5.31
   Year ended April 30, 2005(c)                          25.00            0.12                 0.45             0.57
-----------------------------------------------------------------------------------------------------------------------
SMALL MID-CAP ENHANCED INDEX FUND
   Year ended April 30, 2009                            $10.78            0.07                (3.26)           (3.19)
   Year ended April 30, 2008                             13.60           (0.02)               (1.31)           (1.33)
   Year ended April 30, 2007                             13.26           (0.08)                1.00             0.92
   Period ended April 30, 2006(d)                        12.99           (0.04)                1.93             1.89
   Year ended October 31, 2005                           12.30            0.02                 0.69             0.71
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL ENHANCED INDEX FUND
   Year ended April 30, 2009                            $29.28            0.47               (12.84)          (12.37)
   Year ended April 30, 2008                             29.87            0.67                 0.79             1.46
   Year ended April 30, 2007                             26.39            0.38                 3.59             3.97
   Period ended April 30, 2006(f)                        25.00            0.04                 1.35             1.39
-----------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND
   Year ended April 30, 2009                            $24.52            0.92                (0.24)            0.68
   Year ended April 30, 2008                             24.35            0.79                 0.37             1.16
   Year ended April 30, 2007                             23.89            1.01                 0.38             1.39
   Year ended April 30, 2006                             24.73            0.89                (0.86)            0.03
   Period ended April 30, 2005(c)                        25.00            0.43(g)             (0.40)            0.03
-----------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY INCOME FUND
   Year ended April 30, 2009                            $25.11            0.74                (9.13)           (8.39)
   Period ended April 30, 2008(h)                        25.00            0.03                 0.08             0.11
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------
LARGE CAP ENHANCED INDEX FUND
   Year ended April 30, 2009                            $27.95            0.37               (10.19)           (9.82)
   Year ended April 30, 2008                             32.10            0.35                (2.15)           (1.80)
   Year ended April 30, 2007                             30.33            0.27                 3.23             3.50
   Year ended April 30, 2006                             25.47            0.22                 5.16             5.38
   Year ended April 30, 2005(c)                          25.00            0.14                 0.46             0.60
-----------------------------------------------------------------------------------------------------------------------
SMALL MID-CAP ENHANCED INDEX FUND
   Year ended April 30, 2009                            $10.84            0.08                (3.27)           (3.19)
   Year ended April 30, 2008                             13.63            0.02                (1.31)           (1.29)
   Year ended April 30, 2007                             13.21           (0.01)                1.01             1.00
   Period ended April 30, 2006(e)                        13.11               -                 0.10             0.10
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL ENHANCED INDEX FUND
   Year ended April 30, 2009                            $29.33            0.55               (12.88)          (12.33)
   Year ended April 30, 2008                             29.92            0.83                 0.72             1.55
   Year ended April 30, 2007                             26.43            0.45                 3.59             4.04
   Period ended April 30, 2006(f)                        25.00            0.09                 1.34             1.43
-----------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND
   Year ended April 30, 2009                            $24.41            0.99                (0.24)            0.75
   Year ended April 30, 2008                             24.30            1.08                 0.13             1.21
   Year ended April 30, 2007                             23.90            1.04                 0.40             1.44
   Year ended April 30, 2006                             24.73            0.93                (0.83)            0.10
   Period ended April 30, 2005(c)                        25.00            0.46(g)             (0.40)            0.06
-----------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY INCOME FUND
   Year ended April 30, 2009                            $25.12            0.81                (9.14)           (8.33)
   Period ended April 30, 2008(h)                        25.00            0.05                 0.07             0.12
-----------------------------------------------------------------------------------------------------------------------

* Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.
(d) For the period from November 1, 2005 to April 30, 2006.
(e) For the period from April 3, 2006 (period of commencement) through April 30, 2006.
(f) For the period from February 28, 2006 (period of commencement) through April 30, 2006.
(g) Computed using average shares outstanding throughout the period.
(h) For the period from April 1, 2008 (commencement of operations) through April 30, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.


             DISTRIBUTIONS:                                                             RATIOS/SUPPLEMENTARY DATA:
-------------------------------------------                           ---------------------------------------------------------
                                                                                     RATIO OF        RATIO OF
                  NET                         NET ASSET               NET ASSETS   EXPENSES TO   NET INVESTMENT
    NET        REALIZED                        VALUE,                   END OF      AVERAGE       INCOME/(LOSS)
INVESTMENT     GAINS ON           TOTAL        END OF      TOTAL        PERIOD        NET          TO AVERAGE       PORTFOLIO
  INCOME     INVESTMENTS      DISTRIBUTIONS    PERIOD     RETURN(a)     (000'S)    ASSETS(b)      NET ASSETS(b)  TURNOVER RATE*
===============================================================================================================================
  (0.30)        (1.29)           (1.59)        $16.57     (35.20)%     $ 11,851      0.93%           1.47%             23%
  (0.22)        (1.99)           (2.21)         28.09      (6.36)%       16,950      1.01%           0.51%             74%
  (0.09)        (1.47)           (1.56)         32.19      11.65%         2,164      0.93%           0.64%             14%
  (0.16)        (0.29)           (0.45)         30.33      20.95%         3,693      1.01%           0.54%              8%
  (0.10)            -            (0.10)         25.47       2.26%         2,896      1.21%           0.69%             16%
-------------------------------------------------------------------------------------------------------------------------------

  (0.06)        (0.17)           (0.23)        $ 7.36     (29.41)%     $ 29,142      0.98%           0.90%             33%
  (0.01)        (1.48)           (1.49)         10.78     (10.59)%       42,633      1.49%          (0.17)%            72%
      -         (0.58)           (0.58)         13.60       7.16%        44,367      1.50%          (0.58)%            20%
      -         (1.62)           (1.62)         13.26      15.95%        46,112      1.71%          (0.59)%            30%
  (0.02)            -            (0.02)         12.99       5.79%        42,455      1.67%           0.16%            113%
-------------------------------------------------------------------------------------------------------------------------------

  (0.56)        (0.06)           (0.62)        $16.29     (42.65)%     $  7,717      1.09%           2.39%              5%
  (0.72)        (1.33)           (2.05)         29.28       4.77%        10,351      1.13%           5.11%             20%
  (0.42)        (0.07)           (0.49)         29.87      15.43%            86      1.28%           1.55%              6%
      -             -                -          26.39       5.56%             3      1.53%           2.61%              1%
-------------------------------------------------------------------------------------------------------------------------------

  (0.97)            -            (0.97)        $24.23       2.85%      $ 14,616      0.95%           3.79%             39%
  (0.99)            -            (0.99)         24.52       4.89%        16,695      1.08%           3.92%             36%
  (0.93)            -            (0.93)         24.35       5.99%         2,009      0.97%           4.05%             32%
  (0.87)            -            (0.87)         23.89       0.07%         2,583      0.97%           3.53%             40%
  (0.29)        (0.01)           (0.30)         24.73       0.14%         3,050      1.07%           2.92%             44%
-------------------------------------------------------------------------------------------------------------------------------

  (0.73)            -            (0.73)        $15.99     (33.86)%     $  7,236      1.09%           3.82%             28%
      -             -                -          25.11       0.44%         9,572      1.44%           3.35%              0%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

  (0.36)        (1.29)           (1.65)        $16.48     (34.99)%     $ 92,373      0.58%           1.84%             23%
  (0.36)        (1.99)           (2.35)         27.95      (6.13)%      137,446      0.64%           1.07%             74%
  (0.26)        (1.47)           (1.73)         32.10      11.95%        88,362      0.68%           0.88%             14%
  (0.23)        (0.29)           (0.52)         30.33      21.25%        89,555      0.76%           0.79%              8%
  (0.13)            -            (0.13)         25.47       2.37%        67,835      0.96%           0.93%             16%
-------------------------------------------------------------------------------------------------------------------------------

  (0.08)        (0.17)           (0.25)        $ 7.40     (29.26)%     $ 42,125      0.72%           1.01%             33%
  (0.02)        (1.48)           (1.50)         10.84     (10.27)%       54,529      0.80%           0.38%             72%
      -         (0.58)           (0.58)         13.63       7.79%           323      1.28%          (0.45)%            20%
      -             -                -          13.21       0.76%             -      1.46%          (0.34)%            30%
-------------------------------------------------------------------------------------------------------------------------------

  (0.62)        (0.06)           (0.68)        $16.32     (42.48)%     $ 52,361      0.76%           2.73%              5%
  (0.81)        (1.33)           (2.14)         29.33       5.06%        80,971      0.88%           3.07%             20%
  (0.48)        (0.07)           (0.55)         29.92      15.67%        31,093      1.03%           1.82%              6%
      -             -                -          26.43       5.72%        15,934      1.31%           2.83%              1%
-------------------------------------------------------------------------------------------------------------------------------

  (1.05)            -            (1.05)        $24.11       3.16%      $126,062      0.63%           4.09%             39%
  (1.10)            -            (1.10)         24.41       5.11%       132,563      0.69%           4.37%             36%
  (1.04)            -            (1.04)         24.30       6.16%       102,796      0.69%           4.32%             32%
  (0.93)            -            (0.93)         23.90       0.36%       100,798      0.72%           3.78%             40%
  (0.32)        (0.01)           (0.33)         24.73       0.25%        92,265      0.82%           3.17%             44%
-------------------------------------------------------------------------------------------------------------------------------

  (0.79)            -            (0.79)        $16.00     (33.63)%     $ 53,443      0.72%           4.20%             28%
      -             -                -          25.12       0.48%        75,656      0.81%           2.73%              0%
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS - April 30, 2009

--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

         The Steward Funds consist of five funds (individually a "Fund" and, collectively, the "Funds") that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Funds are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. - Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

         Each Fund currently offers two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

NOTE 2 - INVESTMENT OBJECTIVES:

         Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. Currently, stocks with market capitalizations between $459 million and $338 billion are considered to be large capitalization stocks.

         Steward Small-Mid Cap Enhanced Index Fund seeks to provide long term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. Currently, stocks with market capitalizations between $32 million and $5.5 billion are considered to be small to medium capitalization stocks.

         Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund's non-U.S. investments will be primarily in the form of American Depository Receipts ("ADRs").

         Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts ("ADRs") representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

         Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

         In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES:

         The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

         PORTFOLIO VALUATION: Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

         The Select Bond Fund's investment in mortgage bonds of religious organizations are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund's investment requirements. Strongtower Financial, an underwriter of a significant volume of church mortgage backed bonds including bonds purchased by the Fund, provides credit research and analysis to the Adviser. When in the judgment of the Adviser, the fair value of an individual security, as determined utilizing the matrix formula, no longer represents the fair value of that security, the Adviser will determine a fair value of that security. Factors that the Adviser might consider in establishing the fair value include, but would not be limited to, the general conditions in the church bond market and the overall financial market, the transaction price of any recent sales or purchases of the security; the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer; the estimated value of the underlying collateral and the issuer's payment history including the consideration of default on interest payments and/or delinquency on sinking fund payments. Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

         Effective May 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value and requires additional disclosure about fair value measurements. Various inputs are used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

         Level 1 - quoted prices in active markets for identical securities.

         Level 2 - other significant observable inputs other than Level 1 quoted prices (including, but not limited to quoted prices for similar securities, interest rates, prepayments spreads and credit risks).

         Level 3 - significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments).

         The following is a summary of the inputs used to value the following Funds' investments as of April 30, 2009:

                                                                                      LEVEL 2 -             LEVEL 3 -
                                                                   LEVEL 1 -      OTHER SIGNIFICANT        SIGNIFICANT
                                                                 QUOTED PRICES    OBSERVABLE INPUTS    UNOBSERVABLE INPUTS
                                                                  INVESTMENTS        INVESTMENTS           INVESTMENTS
FUND NAME                                                        IN SECURITIES      IN SECURITIES         IN SECURITIES
---------                                                        -------------    -----------------    -------------------
Steward Large Cap Enhanced Index Fund ................           $104,175,731      $            -           $         -
Steward Small Mid-Cap Enhanced Index Fund ............             71,345,766                   -                     -
Steward International Enhanced Index Fund ............             59,843,556                   -                     -
Steward Select Bond Fund .............................              5,646,644         131,067,809             2,660,018
Steward Global Equity Income Fund ....................             60,442,939                   -                     -

         Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

                                                                                     STEWARD SELECT
                                                                                        BOND FUND
                                                                                     --------------
                                                                                       INVESTMENTS
                                                                                      IN SECURITIES
                                                                                      -------------
Balance as of May 1, 2008 .......................................................     $2,748,269
Accrued Accretion / (Amortization) ..............................................              -
Change in Unrealized Appreciation / (Depreciation) ..............................        (31,251)
Realized Gain / (Loss) ..........................................................              -
Net Purchase / (Sales) ..........................................................        (57,000)
Transfers In / (Out) of Level 3 .................................................              -
                                                                                      ----------
Balance as of April 30, 2009 ....................................................     $2,660,018
                                                                                      ==========

         NEW ACCOUNTING PRONOUNCEMENTS: In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the implications of SFAS 161 and the impact on the Funds' financial statements.

         In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance on indentifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME: For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and regulations.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

         Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Income dividends and capital gain distributions are recorded on the ex-dividend date.

         FEDERAL INCOME TAXES: The Funds intend to qualify as regulated investment companies under Sub-Chapter M the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

         As of and during the year ended April 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005.

         ALLOCATION OF EXPENSES: Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

         FOREIGN SECURITIES: Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

NOTE 4 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

         Capstone Asset Management Company ("CAMCO"), a wholly-owned subsidiary of Capstone Financial Services, Inc. ("CFS") serves as investment adviser to the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund's average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

         The advisory fees for the Large Cap Enhanced Index Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Global Equity Income Fund and the International Enhanced Index Fund each pay 0.30% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The Select Bond Fund pays 0.25% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion. The Small-Mid Cap Enhanced Index Fund pays
0.15% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion.

         Pursuant to the terms of an administration agreement, CAMCO will supervise the Funds' daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services, CAMCO receives a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $500 million of the Funds' aggregate average daily net assets. The rate declines to 0.03% of the Funds' aggregate average daily net assets in excess of $500 million.

         Capstone Asset Planning Company ("CAPCO") serves as the Distributor of the Funds' shares. CAPCO is an affiliate of CAMCO, and both are wholly owned subsidiaries of CFS.

         Each of the Funds has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby the Fund's assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund's Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds' shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund's Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers and other financial institutions and organizations (collectively "Service Organizations") amounts based on the particular Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

         The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which Fund shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

         CFS Consulting Services, LLP ("CCS") formerly known as Steward Fund Consultants, LLC, serves as a consultant to the Funds. CCS is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS. CFS acquired CCS on October 1, 2008. Per the consulting agreement, CCS receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

                         First     $  200,000,000         0.100%
                         Next      $  200,000,000         0.075%
                         Next      $  200,000,000         0.060%
                         Next      $  400,000,000         0.050%
                         Over      $1,000,000,000         0.040%

         Certain officers and directors of the Funds are also officers of CAMCO, CAPCO and CCS.

         Citi Fund Services Ohio, Inc. ("Citi Ohio"), serves as the Funds' transfer agent and fund accountant. Under the terms of the Transfer Agency Agreement, Citi Ohio will be paid for annual per class fees and per account fees. Per the Fund Accounting Agreement, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% of each Fund's average daily net assets.

NOTE 5 - SECURITIES LENDING:

         The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch ("CSNYB"), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the
U. S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the year ended, April 30, 2009, there were no securities on loan for any of the Funds.

NOTE 6 - PURCHASES AND SALES OF SECURITIES:

         Purchases and sales of portfolio securities (excluding short-term securities) for the year ended April 30, 2009 were as follows:

                                                         PURCHASES              SALES
                                                        -----------         -----------
Large Cap Enhanced Index Fund .......................   $33,750,850         $27,332,624
Small-Mid Cap Enhanced Index Fund ...................    29,504,793          25,264,853
International Enhanced Index Fund ...................    14,826,674           3,571,187
Select Bond Fund ....................................    54,187,426          59,135,404
Global Equity Income Fund ...........................    27,856,892          19,368,271

NOTE 7 - FEDERAL INCOME TAX INFORMATION

         As of April 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                          NET UNREALIZED
                                                                       TAX UNREALIZED   TAX UNREALIZED     APPRECIATION
                                                          TAX COST      APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                                        ------------   --------------   --------------    --------------
Large Cap Enhanced Index Fund........................   $146,255,716     $2,107,113     $(44,187,098)     $(42,079,985)
Small-Mid Cap Enhanced Index Fund ...................     94,829,138      4,148,879      (27,632,251)      (23,483,372)
International Enhanced Index Fund....................     94,828,105         96,628      (35,081,177)      (34,984,549)
Select Bond Fund.....................................    142,193,515      2,599,696       (5,418,740)       (2,819,044)
Global Equity Income Fund............................     79,455,209      1,474,938      (20,487,208)      (19,012,270)

         The tax character of distribution paid during the fiscal year ended April 30, 2009 was as follows:

                                                            DISTRIBUTIONS PAID FROM
                                                          ---------------------------                             TOTAL
                                                          ORDINARY      NET LONG TERM        TOTAL TAXABLE    DISTRIBUTIONS
                                                           INCOME       CAPITAL GAINS        DISTRIBUTIONS       PAID(1)
                                                          ---------     -------------        -------------    -------------
Large Cap Enhanced Index Fund ....................       $2,040,084       $7,278,223          $9,318,307        $9,318,307
Small-Mid Cap Enhanced Index Fund ................          696,055        1,541,630           2,237,685         2,237,685
International Enhanced Index Fund ................        2,026,655          217,712           2,244,367         2,244,367
Select Bond Fund .................................        6,319,424                -           6,319,424         6,319,424
Global Equity Income Fund ........................        2,772,057                -           2,772,057         2,772,057

         On June 22, 2009, and June 23, 2009, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Small-Mid Cap Enhanced Index Fund ................         $109,953
Large Cap Enhanced Index Fund ....................          516,810
Select Bond Fund .................................          992,504
International Enhanced Index Fund ................          656,977
Global Equity Income Fund ........................          678,827

         The tax character of distributions paid during the fiscal year ended April 30, 2008 was as follows:

                                                            DISTRIBUTIONS PAID FROM
                                                          ---------------------------                             TOTAL
                                                          ORDINARY      NET LONG TERM        TOTAL TAXABLE    DISTRIBUTIONS
                                                           INCOME       CAPITAL GAINS        DISTRIBUTIONS       PAID(1)
                                                          ---------     -------------        -------------    -------------
Large Cap Enhanced Index Fund ....................       $1,612,176       $4,926,058          $6,538,234        $6,538,234
Small-Mid Cap Enhanced Index Fund ................          344,340        4,227,972           4,572,312         4,572,312
International Enhanced Index Fund ................        1,187,384        1,336,630           2,524,014         2,524,014
Select Bond Fund .................................        4,712,911                -           4,712,911         4,712,911
Global Equity Income Fund ........................                -                -                   -                 -

         As of April 30, 2009 the components of accumulated earnings/(deficit) on a tax basis was as follows:

                                                    UNDISTRIBUTED                                                       TOTAL
                                     UNDISTRIBUTED    LONG-TERM                  ACCUMULATED       UNREALIZED       ACCUMULATED
                                      ORDINARY         CAPITAL     ACCUMULATED   CAPITAL AND      APPRECIATION        EARNINGS
                                       INCOME           GAINS        EARNINGS    OTHER LOSSES   (DEPRECIATION)(2)    (DEFICIT)
                                      --------         -------     -----------   ------------   -----------------  -------------
Large Cap Enhanced Index Fund ....    $108,442        $      -       $108,442    $(12,563,993)    $(42,079,985)    $(54,535,536)
Small-Mid Cap Enhanced
   Index Fund ....................      37,129               -         37,129      (9,386,381)     (23,483,372)     (32,832,624)
International Enhanced
   Index Fund ....................     201,258               -        201,258      (1,512,878)     (34,984,549)     (36,296,169)
Select Bond Fund .................     212,901               -        212,901      (1,336,067)      (2,819,044)      (3,942,210)
Global Equity Income Fund ........     264,346               -        264,346     (13,038,167)     (19,012,270)     (31,786,091)

         (1) Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because distributions for tax purposes are recognized when actually paid.

         (2) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

         As of April 30, 2009, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

                                                        AMOUNT              EXPIRES
                                                        ------              -------
Large Cap Enhanced Index Fund ....................    $1,742,539              2017
Small-Mid Cap Enhanced Index Fund ................       538,823              2017
International Enhanced Index Fund ................       141,269              2017
Select Bond Fund .................................       143,208              2014
                                                         388,125              2015
                                                         804,734              2016
Global Equity Income Fund ........................       288,759              2017

         Under current tax law, capital losses realized after October 31 of a Fund's fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2010:

                                                    POST-OCTOBER LOSS
                                                    -----------------
Large Cap Enhanced Index Fund ....................     $10,821,454
Small-Mid Cap Enhanced Index Fund .............          8,847,558
International Enhanced Index Fund ................       1,371,609
Select Bond Fund .................................               -
Global Equity Income Fund ........................      12,749,408

NOTE 8 - RECLASSIFICATIONS:

         In accordance with GAAP, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds' net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2009, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

                                                                       ACCUMULATED NET
                                                                           REALIZED
                                                      UNDISTRIBUTED     GAIN/(LOSS) ON
                                                      NET INVESTMENT      INVESTMENT
                                                         INCOME          TRANSACTIONS    CAPITAL
                                                      --------------   ---------------   -------
Large Cap Enhanced Index Fund ....................      $(1,674)          $ 1,674        $     -
Small-Mid Cap Enhanced Index Fund ................       (3,988)            3,988              -
International Enhanced Index Fund ................       (1,102)            1,102              -
Select Bond Fund .................................        5,697            (5,697)             -
Global Equity Income Fund ........................        6,142             2,224         (8,366)

NOTE 9 - CONTINGENCIES AND COMMITMENTS

         In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

NOTE 10 - CONTROL OWNERSHIP:

         The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of April 30, 2009, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

FUND                                                                        SHAREHOLDER                 PERCENT OWNED
----                                                                        -----------                 -------------
Large Cap Enhanced Index Fund - Individual Class                 National Financial Services Corp.           81%
Large Cap Enhanced Index Fund - Institutional Class              National Financial Services Corp.           49%
Large Cap Enhanced Index Fund - Institutional Class              TD Ameritrade Trust Co.                     45%

Small-Mid Cap Enhanced Index Fund - Institutional Class          TD Ameritrade Trust Co.                     52%
Small-Mid Cap Enhanced Index Fund - Institutional Class          National Financial Services Corp.           48%

International Enhanced Index Fund - Individual Class             National Financial Services Corp.           94%
International Enhanced Index Fund - Institutional Class          National Financial Services Corp.           51%
International Enhanced Index Fund - Institutional Class          TD Ameritrade Trust Co.                     48%

Select Bond Fund - Individual Class                              National Financial Services Corp.           82%
Select Bond Fund - Institutional Class                           National Financial Services Corp.           72%
Select Bond Fund - Institutional Class                           TD Ameritrade Trust Co.                     26%

Global Equity Income Fund - Individual Class                     National Financial Services Corp.          100%
Global Equity Income Fund - Institutional Class                  National Financial Services Corp.           48%
Global Equity Income Fund - Institutional Class                  TD Ameritrade Trust Co.                     51%

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STEWARD FUNDS, INC. AND
CAPSTONE SERIES FUND, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Steward Funds, Inc., comprised of the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund and the Steward Global Equity Income Fund, and the Capstone Series Fund, Inc., comprised of Steward Small-Mid Cap Enhanced Index Fund (collectively referred to as the "Funds") as of April 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended for the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund and the Steward Small-Mid Cap Enhanced Index Fund, and for each of the two periods in the period then ended for the Steward Global Equity Income Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to April 30, 2007 were audited by another independent registered public accounting firm which expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the Funds' custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund, the Steward Global Equity Income Fund and the Steward Small-Mid Cap Enhanced Index Fund as of April 30, 2009, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen Fund Audit Services

COHEN FUND AUDIT SERVICES, LTD.

WESTLAKE, OHIO
JUNE 26, 2009

================================================================================
GENERAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED):

         During the fiscal year ended April 30, 2009, the Funds declared long-term realized gain distributions in the following amounts:

                                                             15% CAPITAL
                                                                GAINS
                                                             -----------
Large Cap Enhanced Index Fund ....................            $7,278,223
Small-Mid Cap Enhanced Index Fund ................             1,541,630
International Enhanced Index Fund ................               217,712

         For the fiscal year ended April 30, 2009, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

                                                              DISTRIBUTIONS
                                                           RECEIVED DEDUCTION
                                                           ------------------
Large Cap Enhanced Index Fund ....................               100%
Small-Mid Cap Enhanced Index Fund ................               100%
International Enhanced Index Fund ................                 -%
Select Bond Fund .................................                 -%
Global Equity Income Fund ........................                67%

         For the fiscal year ended April 30, 2009, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2009 Form 1099-DIV.

         For the taxable year or period ended April 30, 2009, the percentages of Qualified Dividend Income are as follows:

                                                         QUALIFIED DIVIDEND
                                                               INCOME
                                                         ------------------
Large Cap Enhanced Index Fund ....................              100%
Small-Mid Cap Enhanced Index Fund ................              100%
International Enhanced Index Fund ................              100%
Global Equity Income Fund ........................               98%

PROXY VOTING POLICY AND VOTING RECORDS

         A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

         The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC's website at http://www.sec.gov. The Steward Funds' Form N-Q may be reviewed, or, for a fee, may be copied at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

================================================================================
BOARD CONSIDERATION OF ADVISORY CONTRACT RENEWAL (UNAUDITED)
--------------------------------------------------------------------------------

         At its meeting held February 17, 2009, the Board of Directors ("Board") of Steward Funds, Inc. and Capstone Series Fund, Inc. conducted its regular annual review of the investment advisory contracts between Capstone Asset Management Company ("CAMCO") and each of the series (each, a "Fund") of Steward Funds, Inc. and Capstone Series Fund, Inc. No changes were proposed to any of the contracts and the continuation of each contract was approved unanimously by the full Board and by the independent directors. To assist the independent directors in their deliberations at the meeting, Mr. Edward Jaroski, President of CAMCO and of the Funds, reviewed information that had been distributed to the Board in advance, in response to a request for information from Fund counsel. He also reviewed the business activities of CAMCO during the previous year, including the recent acquisition of two new subsidiaries - Capstone Financial Solutions, LLC (an investment adviser registered with the U.S. Securities and Exchange Commission) and CFS Consulting Services, LLC ("CFS Consulting," an investment research screening firm). As the independent directors were aware, CFS Consulting had previously been providing screening services to the Funds to assure their compliance with their cultural values investment policies. Mr. Jaroski stated that, as a Capstone subsidiary, CFS Consulting would continue to provide these services to the Funds, with no change in fees. With respect to future plans, he noted that Capstone was adding additional office space and was considering the possible acquisition of another small investment advisory firm and that he would keep the Board informed of developments. Mr. Jaroski also reviewed the effects of the recent securities market downturn on the Funds, noting that Fund asset values had declined but had dropped less than the market generally. He noted that continuing sales had offset redemptions during much of the period, although conditions were more flat recently. He also stated that private account growth for CAMCO and its affiliates had also been generally positive and that recent changes in the brokerage industry had resulted in new account relationships. To address the current environment, he noted that, although CAMCO was not reducing staff, it had made salary adjustments to reflect the market downturn. Mr. Richard Nunn, senior vice president and chief compliance officer of CAMCO and the Funds, then reviewed CAMCO's profitability analysis with the Board, noting the impact of the recent acquisitions.

         Following this discussion, the CAMCO personnel left the room and the independent directors continued their deliberations with Fund counsel. Counsel reviewed with the independent directors their legal responsibilities in reviewing investment advisory contracts for the Funds and the factors they should consider in their review. It was noted that, as part of the review, the independent directors would also consider each Fund's administrative services arrangements, which, in the case of Steward Small-Mid Cap Enhanced Index Fund, are contained in the investment advisory contract. The independent directors discussed the information they had received and reviewed prior to the meeting, as well as the matters discussed by Messrs. Jaroski and Nunn at the meeting. They discussed the nature and quality of CAMCO's services to the Funds and the Funds' performance, noting in particular that the Funds' assets were holding up reasonably well under very difficult market conditions and that the Funds' performance relative to their benchmarks had been satisfactory. They considered information concerning CAMCO's profitability and general viability going forward and determined that CAMCO appeared to be reasonably well positioned to operate satisfactorily during the current environment. The independent directors reviewed the various sources of fees and ancillary benefits to CAMCO due to its relationships with the Funds, including advisory and administration fees. They also reviewed fees paid to CAMCO's affiliate, Capstone Asset Planning Company, pursuant to the Funds' Service and Distribution Plan. These fees were reviewed quarterly by the independent directors and the Plans and fees were reviewed annually and determined to be fair and reasonable both as a separate matter and relative to the profitability of CAMCO and its affiliates from their relationships to the Funds. The independent directors also noted that CFS Consulting was now a subsidiary of CAMCO's parent, Capstone Financial Services, Inc. ("CFS"), so that the Funds' fees for portfolio screening services were being paid to an affiliate of CAMCO. They noted, however, that these fees to CFS Consulting had originally been the result of arms' length negotiations and were not being changed following the acquisition of CFS Consulting by Capstone. Although the independent directors would continue to review the contribution of these fees to the overall profitability of the Capstone entities, it did not appear that these fees were unreasonable. They also noted that fees paid to CAPCO under the Funds' Administrative Services Plan were all paid out to third parties and none were retained by CAPCO. Finally, they considered the benefits received by CAMCO pursuant to "soft dollar" arrangements based on Fund brokerage. These arrangements were reviewed regularly by the Board and were determined to be reasonable and fair to the Funds. With respect to each Fund's investment advisory fees and fees for administrative services, the independent directors reviewed information concerning fees paid by other investment companies deemed comparable and determined that the Funds' fees were reasonable relative to those paid by other funds. They noted that the Fund's advisory and administration fees contained breakpoints designed to give the Funds advantages of potential economies of scale at higher asset levels and that fees for administrative services were assessed on the aggregate assets of the Funds, providing further benefits from economies of scale. In making their determinations regarding the reasonableness of the Funds' advisory and administration fees, the independent directors also had access to information concerning CAMCO's fees to its other advisory clients. The independent directors considered the Funds' expense ratios and determined them to be within satisfactory limits. The independent directors particularly considered CAMCO's overall performance of its services to the Funds under recent difficult market conditions, noting that the Funds' performance relative to their respective benchmarks had been satisfactory, that Fund expenses were being well-controlled, that issues posed by recent market conditions were being addressed responsibly and that the independent directors were being kept appropriately informed. The independent directors also particularly noted that the overall health of CAMCO and the other Capstone entities did not appear to be jeopardized. Following further discussion, the independent directors determined to recommend to the full Board that each of the Funds' investment advisory agreements be continued for an additional year. The Funds' administration agreements were also unanimously approved for continuation. Each of these decisions was also unanimously approved by the full Board.

================================================================================
EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

         As a shareholder of the Steward Funds, you may incur fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; Service and Distribution Plan and Administrative Services Plan Fees (for Individual Class); and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

ACTUAL EXPENSES

         The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                           BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                                          ACCOUNT VALUE  ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                             11/1/08        4/30/09      11/1/08 - 4/30/09   11/1/08 - 4/30/09
                                                          -------------  -------------   -----------------   -----------------
Steward Large Cap Enhanced Index Fund
  Individual Class ...................................      $1,000.00     $  943.80           $4.53                0.94%
  Institutional Class ................................       1,000.00        944.70            2.84                0.59%
Steward Small-Mid Cap Enhanced Equity Index Fund
  Individual Class ...................................       1,000.00        989.90            5.28                1.07%
  Institutional Class ................................       1,000.00        991.30            4.00                0.81%
Steward International Enhanced Index Fund
  Individual Class ...................................       1,000.00        991.90            5.43                1.10%
  Institutional Class ................................       1,000.00        993.30            3.95                0.80%
Steward Select Bond Fund
  Individual Class ...................................       1,000.00      1,050.00            4.68                0.92%
  Institutional Class ................................       1,000.00      1,051.30            3.20                0.63%
Steward Global Equity Income Fund
  Individual Class ...................................       1,000.00        911.30            5.50                1.16%
  Institutional Class ................................       1,000.00        913.10            3.61                0.76%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

                                                           BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                                          ACCOUNT VALUE  ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                             11/1/08        4/30/09      11/1/08 - 4/30/09   11/1/08 - 4/30/09
                                                          -------------  -------------   -----------------   -----------------
Steward Large Cap Enhanced Index Fund
  Individual Class ...................................      $1,000.00      $1,020.13           $4.71               0.94%
  Institutional Class ................................       1,000.00       1,021.87            2.96               0.59%
Steward Small-Mid Cap Enhanced Equity Index Fund
  Individual Class ...................................       1,000.00       1,019.49            5.36               1.07%
  Institutional Class ................................       1,000.00       1,020.78            4.06               0.81%
Steward International Enhanced Index Fund
  Individual Class ...................................       1,000.00       1,019.34            5.51               1.10%
  Institutional Class ................................       1,000.00       1,020.83            4.01               0.80%
Steward Select Bond Fund
  Individual Class ...................................       1,000.00       1,020.23            4.61               0.92%
  Institutional Class ................................       1,000.00       1,021.67            3.16               0.63%
Steward Global Equity Income Fund
  Individual Class ...................................       1,000.00       1,019.04            5.81               1.16%
  Institutional Class ................................       1,000.00       1,021.03            3.81               0.76%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS

The directors provide overall supervision of the affairs of the Fund. The Fund's directors and executive officers, and their principal occupations for the last five years, are listed below. All persons named as directors also serve in similar capacities for other investment companies administered by the Adviser as indicated below.

                                                                                         NUMBER OF PORTFOLIOS        OTHER
                                        TERM OF OFFICE AND                                IN FUND COMPLEX         DIRECTORSHIPS/
                          POSITION(S)     LENGTH OF TIME     PRINCIPAL OCCUPATION(S)         OVERSEEN BY          TRUSTEESHIPS
NAME, ADDRESS AND AGE   HELD WITH FUND        SERVED          DURING PAST 5 YEARS              DIRECTOR         HELD BY DIRECTOR
---------------------   --------------  ------------------   -----------------------    --------------------    ----------------
INTERESTED DIRECTOR
-------------------

Edward L. Jaroski*        Director,     SLCEIF From 2004     President and Director               6              Director and
5847 San Felipe,          President &   SSMCEIF From 1998    of Capstone Asset                                 finance committee
Suite 4100                Chairman of   SIEIF From 2006      Management Company,                               chairman, Theater
Houston, TX 77057         the Board     SSBF From 2004       Capstone Asset                                     under the Stars
Age: 62                                 SGEIF From 2008      Planning Company and
                                                             Capstone Financial
                                                             Services, Inc.;
                                                             President, CEO and
                                                             Director of Capstone
                                                             Financial Solutions,
                                                             LLC and CFS Consulting
                                                             Services, LLC.

INDEPENDENT DIRECTORS
---------------------

John R. Parker            Director      SLCEIF From 2004     Self-employed Investor               6                  None
541 Shaw Hill                           SSMCEIF From 1998    Consultant
Stowe, VT 05672                         SIEIF From 2006
Age: 63                                 SSBF From 2004
                                        SGEIF From 2008

James F. Leary            Director      SLCEIF From 2004     Financial Consultant;                6            Director-Highland
15851 N. Dallas Parkway                 SSMCEIF From 1998    Managing Director of                                 Funds Group;
#500                                    SIEIF From 2006      Benefit Capital Southwest                         Director-Pacesetter
Addison, TX 75001                       SSBF From 2004                                                            Capital Group;
Age: 79                                 SGEIF From 2008                                                        Director-Homeowners
                                                                                                               of America Insurance
                                                                                                               Company since 2006.

Leonard B. Melley, Jr.**  Director      SLCEIF From 2004     CEO/President of Freedom             6                  None
6216 Yadkin Road                        SSMCEIF From 2003    Stores, Inc.
Fayetteville, NC 28303                  SIEIF From 2006
Age: 49                                 SSBF From 2004
                                        SGEIF From 2008

John M. Briggs            Director      SLCEIF From 2005     CPA, Treasurer,                      6            Director-Healthcare
435 Williams Road                       SSMCEIF From 2005    Philadelphia Affiliate                            Services Group, Inc.
Wynnewood, PA 19096-1632                SIEIF From 2006      of the Susan G. Komen
Age: 58                                 SSBF From 2005       Breast Cancer
                                        SGEIF From 2008      Foundation since
                                                             February, 2005;
                                                             formerly Partner of
                                                             Briggs, Bunting &
                                                             Dougherty, LLP, a
                                                             registered public
                                                             accounting firm for
                                                             more than five years.

                                                                                         NUMBER OF PORTFOLIOS        OTHER
                                        TERM OF OFFICE AND                                IN FUND COMPLEX         DIRECTORSHIPS/
                          POSITION(S)     LENGTH OF TIME     PRINCIPAL OCCUPATION(S)         OVERSEEN BY          TRUSTEESHIPS
NAME, ADDRESS AND AGE   HELD WITH FUND        SERVED          DURING PAST 5 YEARS              DIRECTOR         HELD BY DIRECTOR
---------------------   --------------  ------------------   -----------------------    --------------------    ----------------

EXECUTIVE OFFICERS
------------------

Dan E. Watson           Executive Vice  SLCEIF From 2004     Executive Vice                      N/A                   None
5847 San Felipe,        President       SSMCEIF From 1998    President and
Suite 4100                              SIEIF From 2006      Portfolio Manager of
Houston, TX 77057                       SSBF From 2004       Capstone Asset
Age: 60                                 SGEIF From 2008      Management Company &
                                                             Capstone Financial
                                                             Services, Inc.;
                                                             Officer of other
                                                             Capstone Funds

Howard S. Potter        Sr. Vice        SLCEIF From 2004     Executive Vice                      N/A                   None
5847 San Felipe,        President       SSMCEIF From 1998    President and
Suite 4100                              SIEIF From 2006      Portfolio Manager of
Houston, TX 77057                       SSBF From 2004       Capstone Asset
Age: 57                                 SGEIF From 2008      Management Company and
                                                             Capstone Financial
                                                             Services, Inc.;
                                                             Officer of other
                                                             Capstone Funds

John R. Wolf            Sr. Vice        SLCEIF From 2004     Sr. Vice                            N/A                   None
5847 San Felipe,        President       SSMCEIF From 1998    President/Portfolio
Suite 4100                              SIEIF From 2006      Manager of Capstone
Houston, TX 77057                       SSBF From 2004       Asset Management
Age: 47                                 SGEIF From 2008      Company; Officer of
                                                             other Capstone Funds

Scott Wynant            Sr. Vice        SLCEIF From 2008     Sr. Vice President of               N/A                   None
5847 San Felipe,        President       SSMCEIF From 2008    Capstone Financial
Suite 4100                              SIEIF From 2008      Solutions, LLC and CFS
Houston, TX 77057                       SSBF From 2008       Consulting Services,
Age: 54                                 SGEIF From 2008      LLC from November
                                                             2008-present;
                                                             Executive Vice
                                                             President of AG
                                                             Financial Wealth
                                                             Management Solutions,
                                                             LLC from April
                                                             1997-August 2008.

Richard A. Nunn         Sr. Vice        SLCEIF From 2004     Senior Vice President               N/A                   None
5847 San Felipe,        President,      SSMCEIF From 2004    and Chief Compliance
Suite 4100              Secretary,      SIEIF From 2006      Officer of Capstone
Houston, TX 77057       and Chief       SSBF From 2004       Asset Management
Age: 63                 Compliance      SGEIF From 2008      Company; Senior Vice
                        Officer                              President and
                                                             Secretary of Capstone
                                                             Financial Services,
                                                             Inc.; Senior Vice
                                                             President and Director
                                                             of Capstone Asset
                                                             Planning Company,
                                                             2004-2009; Secretary
                                                             of Capstone Asset
                                                             Planning Company,
                                                             2004-Present; Senior
                                                             Vice President, CCO
                                                             and Secretary of
                                                             Capstone Financial
                                                             Solutions, LLC from
                                                             November 2008-present;
                                                             Secretary of CFS
                                                             Consulting Services,
                                                             LLC from November
                                                             2008-present; Officer
                                                             of other Capstone
                                                             Funds, 2004-present;
                                                             MGL Consulting
                                                             Corporation,
                                                             independent
                                                             consultants, Vice
                                                             President Regulatory
                                                             Affairs, 2000-present

                                                                                         NUMBER OF PORTFOLIOS        OTHER
                                        TERM OF OFFICE AND                                IN FUND COMPLEX         DIRECTORSHIPS/
                         POSITION(S)      LENGTH OF TIME     PRINCIPAL OCCUPATION(S)         OVERSEEN BY          TRUSTEESHIPS
NAME, ADDRESS AND AGE  HELD WITH FUND         SERVED          DURING PAST 5 YEARS              DIRECTOR         HELD BY DIRECTOR
---------------------  --------------   ------------------   -----------------------    --------------------    ----------------

EXECUTIVE OFFICERS
------------------

Kimberly A. Wallis     Asst. Vice       SLCEIF From 2004     Asst. Vice President                N/A                   None
5847 San Felipe,       President        SSMCEIF From 2004    Compliance and
Suite 4100             Compliance;      SIEIF From 2006      Assistant Secretary of
Houston, TX 77057      also, since      SSBF From 2004       Capstone Asset
Age: 42                August 24, 2006, SGEIF From 2008      Management Company;
                       Asst. Secretary                       Vice President
                                                             Compliance, Chief
                                                             Compliance Officer and
                                                             Assistant Secretary of
                                                             Capstone Asset
                                                             Planning Company,
                                                             2004-present; Asst.
                                                             Vice President
                                                             Compliance and Asst.
                                                             Secretary of Capstone
                                                             Financial Solutions,
                                                             LLC from November
                                                             2008-Present;
                                                             Assistant Secretary of
                                                             CFS Consulting
                                                             Services, LLC from
                                                             November 2008-Present;
                                                             Officer of other
                                                             Capstone Funds,
                                                             2004-present.

Carla Homer            Treasurer and    SLCEIF From 2004     Treasurer of Capstone               N/A                   None
5847 San Felipe,       Principal        SSMCEIF From 2004    Asset Management
Suite 4100             Financial        SIEIF From 2006      Company, Capstone
Houston, TX 77057      Accounting       SSBF From 2004       Asset Planning Company
Age: 50                Officer          SGEIF From 2008      and Capstone Financial
                                                             Services, Inc.;
                                                             Treasurer of Capstone
                                                             Financial Solutions,
                                                             LLC and CFS Consulting
                                                             Services, LLC from
                                                             November 2008-Present;
                                                             Officer of other
                                                             Capstone Funds

------------------------

* Mr. Jaroski is an "interested person" of the Steward Group of Mutual Funds, as defined in the Investment Company Act of 1940, as amended, because of his position with CAMCO and the Distributor.

**   Mr. Melley is married to the sister of Mr. Jaroski's wife.

The names of the Funds are abbreviated as follows:
Steward Large Cap Enhanced Index Fund       (SLCEIF)
Steward Small-Mid Cap Enhanced Index Fund   (SSMCEIF)
Steward International Enhanced Index Fund   (SIEIF)
Steward Select Bond Fund                    (SSBF)
Steward Global Equity Income Fund           (SGEIF)

                       THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO OF STEWARD]
   STEWARD(SM)
-----------------
  MUTUAL FUNDS

--------------------------
Visit us online at
www.stewardmutualfunds.com
--------------------------

                                  STEWARD FUNDS
--------------------------------------------------------------------------------
                       MANAGING WEALTH, PROTECTING VALUES

                      STEWARD LARGE CAP ENHANCED INDEX FUND
                    STEWARD SMALL-MID CAP ENHANCED INDEX FUND
                    STEWARD INTERNATIONAL ENHANCED INDEX FUND
                            STEWARD SELECT BOND FUND
                        STEWARD GLOBAL EQUITY INCOME FUND

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

                                                 Distributed by:
                                                 Capstone Asset Planning Company
                                                 5847 San Felipe, Suite 4100
                                                 Houston, Texas 77057
                                                 1-800-262-6631
      [LOGO OF CAPSTONE ASSET PLANNING COMPANY]  info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

    (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

    (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is John M. Briggs, who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                                  CURRENT YEAR                 PREVIOUS YEAR
                                  ------------                 -------------
(a)Audit Fees                       $57,500                          $64,500
   ----------
(b)Audit-Related Fees               $     0                          $     0
   ------------------
(c)Tax Fees                         $10,000                          $16,000
   --------
(d)All Other Fees                   $     0                          $     0
   --------------

(e)(1) Not applicable.
   (2) For the fiscal years ended April 30, 2009 and 2009, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f) Not applicable.

(g) For the fiscal year ended April 30, 2009, Cohen Fund Audit Services, Ltd. billed $0.
    For the fiscal year ended April 30, 2008, Cohen Fund Audit Services, Ltd. billed $0.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY
ITEM 2 IS ATTACHED HERETO.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Casptone Series Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)  /s/ Edward Jaroski
                        --------------------------------------------------------
                          Edward Jaroski, President
Date 7/9/09
     ---------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Edward Jaroski
                        --------------------------------------------------------
                         Edward Jaroski, President

Date 7/9/09
     ---------------------------------------

By (Signature and Title)  /s/ Carla Homer
                        --------------------------------------------------------
                         Carla Homer, Treasurer

Date 7/9/09
     ---------------------------------------